                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-08532
                                  ----------------------------------------------

               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                 64111
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(Address of principal executive offices)                            (Zip code)

     CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   -----------------------------

Date of fiscal year end:          11-30
                        --------------------------------------------------------

Date of reporting period:         08-31-2008
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
STRATEGIC ALLOCATION: CONSERVATIVE FUND
AUGUST 31, 2008

[american century investments logo and text logo ®]

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 41.7%
AEROSPACE & DEFENSE - 0.7%
            14,250  BAE Systems plc ORD                            $     124,388
            11,193  Boeing Co.                                           733,813
             9,260  Finmeccanica SpA ORD                                 247,909
             2,868  General Dynamics Corp.                               264,716
               633  Goodrich Corp.                                        32,441
            13,500  Honeywell International Inc.                         677,295
               512  L-3 Communications Holdings, Inc.                     53,217
             4,533  Lockheed Martin Corp.                                527,823
            15,042  Northrop Grumman Corp.                             1,035,642
            12,294  Raytheon Co.                                         737,517
                                                                 ---------------
                                                                       4,434,761
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.2%
               740  C.H. Robinson Worldwide Inc.                          38,561
             1,453  FedEx Corp.                                          120,337
            17,240  United Parcel Service, Inc. Cl B                   1,105,429
                                                                 ---------------
                                                                       1,264,327
                                                                 ---------------
AIRLINES(1)
            16,576  Southwest Airlines Co.                               252,452
                                                                 ---------------
AUTO COMPONENTS - 0.2%
             8,640  Autoliv, Inc.                                        331,690
            11,200  BorgWarner, Inc.                                     463,120
             2,516  Johnson Controls, Inc.                                77,795
             4,662  TRW Automotive Holdings Corp.(2)                      89,417
                                                                 ---------------
                                                                         962,022
                                                                 ---------------
AUTOMOBILES - 0.1%
             4,579  Ford Motor Co.(2)(3)                                  20,422
             5,100  Honda Motor Co., Ltd. ORD                            166,086
             5,580  Thor Industries Inc.(3)                              128,228
            13,500  Toyota Motor Corp. ORD                               605,316
                                                                 ---------------
                                                                         920,052
                                                                 ---------------
BEVERAGES - 0.7%
             4,574  Anheuser-Busch Companies, Inc.                       310,392
             4,470  Carlsberg AS B Shares ORD                            396,442
             6,919  Central European
                    Distribution Corp.(2)                                399,157
            29,300  Coca-Cola Co. (The)                                1,525,652
             6,080  Coca-Cola Hellenic Bottling Co.
                    SA ORD                                               149,852
            12,300  Pepsi Bottling Group Inc.                            363,834
            16,213  PepsiCo, Inc.                                      1,110,266
                                                                 ---------------
                                                                       4,255,595
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.7%
            10,800  Alexion Pharmaceuticals Inc.(2)(3)                   486,864
            26,837  Amgen Inc.(2)                                      1,686,706
             1,688  Celgene Corp.(2)                                     116,978
             6,497  Cephalon, Inc.(2)                                    497,800
            32,973  CSL Ltd. ORD                                       1,150,533
             3,000  Genentech, Inc.(2)                                   296,250
                                                                 ---------------
                                                                       4,235,131
                                                                 ---------------
BUILDING PRODUCTS(1)
             7,524  Masco Corp.                                          143,407
                                                                 ---------------
CAPITAL MARKETS - 1.2%
             9,403  AllianceBernstein Holding L.P.                       509,925
             3,808  Ameriprise Financial Inc.                            171,170
            23,055  Bank of New York
                    Mellon Corp. (The)                                   797,934
             6,504  Charles Schwab Corp. (The)                           156,031
             4,860  EFG International AG ORD                             147,895
               633  Federated Investors Inc. Cl B                         21,168
             5,747  Goldman Sachs Group, Inc. (The)                      942,336
            12,700  Invesco Ltd.                                         325,501
               560  Janus Capital Group Inc.                              15,103
             6,510  Julius Baer Holding AG ORD                           396,453
               988  Knight Capital Group, Inc. Cl A(2)                    17,033
             9,808  Legg Mason, Inc.                                     436,750
            79,142  Man Group plc ORD                                    817,690
             4,352  Merrill Lynch & Co., Inc.                            123,379
            30,826  Morgan Stanley                                     1,258,625
             8,812  Northern Trust Corp.                                 708,397
             6,072  Raymond James Financial, Inc.                        187,200
             9,144  State Street Corp.                                   618,774
             8,800  Waddell & Reed Financial, Inc.
                    Cl A                                                 283,360
                                                                 ---------------
                                                                       7,934,724
                                                                 ---------------
CHEMICALS - 1.5%
               159  Ashland Inc.                                           6,508
             2,133  CF Industries Holdings, Inc.                         325,069
            24,257  du Pont (E.I.) de Nemours & Co.                    1,077,981
             2,100  FMC Corp.                                            154,434
            10,801  International Flavors &
                    Fragrances Inc.                                      434,308
             6,101  Intrepid Potash, Inc.(2)                             288,943
            12,520  Johnson Matthey plc ORD                              369,968
             6,352  K+S AG ORD                                           769,518
             5,640  Linde AG ORD                                         710,477
             2,483  Minerals Technologies Inc.                           163,083
            12,224  Monsanto Co.                                       1,396,592
             1,950  Mosaic Co. (The)                                     208,143
             2,510  Potash Corp. of
                    Saskatchewan ORD                                     436,694
            10,000  PPG Industries, Inc.                                 628,600
            11,240  SGL Carbon AG ORD(2)                                 677,286
               464  Sigma-Aldrich Corp.                                   26,337

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             5,703  Syngenta AG ORD                                    1,530,625
             2,590  Yara International ASA ORD                           160,111
                                                                 ---------------
                                                                       9,364,677
                                                                 ---------------
COMMERCIAL BANKS - 1.5%
            22,237  Associated Banc-Corp(3)                              389,148
            19,560  Banco Santander SA ORD                               332,664
            60,000  Bank of Yokohama Ltd. (The) ORD                      320,848
             7,245  BB&T Corp.(3)                                        217,350
            16,200  Hang Seng Bank Ltd. ORD                              320,142
            17,598  HSBC Holdings plc ORD(3)                             276,856
            34,641  HSBC Holdings plc ORD                                545,396
             4,820  KBC Groupe ORD                                       460,278
            26,228  Marshall & Ilsley Corp.(3)                           403,911
            17,287  National Bank of Greece SA ORD                       769,653
            36,800  National City Corp.(3)                               185,472
            67,000  Oversea-Chinese
                    Banking Corp. ORD                                    380,319
            38,188  Regions Financial Corp.                              354,003
             8,362  Royal Bank of Canada                                 381,976
             8,610  Standard Chartered plc ORD                           233,994
                30  Sumitomo Mitsui Financial
                    Group Inc. ORD                                       182,587
             8,745  SunTrust Banks, Inc.                                 366,328
            29,229  U.S. Bancorp                                         931,236
            28,000  Wachovia Corp.                                       444,920
            59,484  Wells Fargo & Co.                                  1,800,582
             5,449  Zions Bancorporation(3)                              146,251
                                                                 ---------------
                                                                       9,443,914
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.7%
            12,900  Aggreko plc ORD                                      169,162
             1,628  Allied Waste Industries Inc.(2)                       21,880
            18,714  Avery Dennison Corp.                                 902,763
            23,525  Capita Group plc ORD                                 303,002
             3,100  FTI Consulting, Inc.(2)                              227,540
            17,567  Pitney Bowes, Inc.                                   599,913
            15,974  R.R. Donnelley & Sons Co.                            445,355
             6,095  Republic Services, Inc.                              200,343
             2,900  Robert Half International Inc.                        74,240
               410  SGS SA ORD                                           525,337
            18,834  Waste Management, Inc.                               662,580
                                                                 ---------------
                                                                       4,132,115
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.5%
            41,975  Cisco Systems Inc.(2)                              1,009,499
            11,100  Corning Inc.                                         227,994
            36,711  Motorola, Inc.                                       345,818
            20,971  QUALCOMM Inc.                                      1,104,123
             4,410  Research In Motion Ltd.(2)                           536,256
                                                                 ---------------
                                                                       3,223,690
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 0.8%
             9,401  Apple Inc.(2)                                      1,593,752
            12,000  Dell Inc.(2)                                         260,760
             9,106  Diebold, Inc.                                        361,053
            13,691  EMC Corp.(2)                                         209,198
            28,000  Fujitsu Ltd. ORD                                     193,405
            37,262  Hewlett-Packard Co.                                1,748,332
             7,109  Lexmark International, Inc. Cl A(2)                  255,711
             8,437  Western Digital Corp.(2)                             229,993
                                                                 ---------------
                                                                       4,852,204
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.4%
           231,207  Boart Longyear Group ORD                             388,722
             2,980  FLSmidth & Co. AS ORD                                237,948
             5,200  Fluor Corp.                                          416,676
             6,324  Foster Wheeler Ltd.(2)                               314,240
             3,840  Hochtief AG ORD                                      324,314
            23,483  Quanta Services, Inc.(2)                             750,046
             4,300  Shaw Group Inc. (The)(2)                             213,022
                                                                 ---------------
                                                                       2,644,968
                                                                 ---------------
CONSUMER FINANCE - 0.1%
             3,438  Capital One Financial Corp.                          151,753
            22,306  Discover Financial Services                          366,934
                                                                 ---------------
                                                                         518,687
                                                                 ---------------
CONTAINERS & PACKAGING - 0.3%
            44,794  Bemis Co., Inc.                                    1,250,648
            15,300  Crown Holdings Inc.(2)                               424,422
             6,523  Owens-Illinois Inc.(2)                               290,926
             1,943  Rock-Tenn Co. Cl A                                    71,269
             1,135  Sonoco Products Co.                                   39,226
                                                                 ---------------
                                                                       2,076,491
                                                                 ---------------
DISTRIBUTORS - 0.1%
             8,745  Genuine Parts Co.                                    370,963
           144,000  Li & Fung Ltd. ORD                                   440,490
                                                                 ---------------
                                                                         811,453
                                                                 ---------------
DIVERSIFIED - 0.1%
            24,900  Financial Select Sector
                    SPDR Fund                                            530,868
               900  Midcap SPDR Trust Series 1                           133,380
                                                                 ---------------
                                                                         664,248
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.3%
             8,300  Benesse Corp. ORD                                    363,905
            12,500  Corinthian Colleges Inc.(2)                          165,875

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             2,800  DeVry Inc.                                           144,424
            18,653  H&R Block, Inc.                                      476,398
             4,700  ITT Educational Services Inc.(2)                     417,877
               872  Strayer Education, Inc.                              182,980
                                                                 ---------------
                                                                       1,751,459
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.3%
            99,112  Bank of America Corp.                              3,086,348
            88,700  Citigroup Inc.                                     1,684,413
             2,700  Deutsche Boerse AG ORD                               256,116
            82,783  JPMorgan Chase & Co.                               3,186,317
             7,145  McGraw-Hill
                    Companies, Inc. (The)                                306,092
                                                                 ---------------
                                                                       8,519,286
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.3%
           147,831  AT&T Inc.                                          4,729,114
               493  CenturyTel Inc.                                       19,045
             5,862  Embarq Corp.                                         276,452
            39,470  Koninklijke KPN N.V. ORD                             670,044
            14,120  Telefonica SA ORD                                    349,277
            65,077  Verizon Communications Inc.                        2,285,504
             1,858  Windstream Corp.                                      23,076
                                                                 ---------------
                                                                       8,352,512
                                                                 ---------------
ELECTRIC UTILITIES - 0.8%
             9,300  E.On AG ORD                                          543,315
             1,504  Edison International                                  69,064
             4,994  Entergy Corp.                                        516,330
            11,513  Exelon Corp.                                         874,528
            10,170  Fortum Oyj ORD                                       417,287
             8,522  FPL Group, Inc.                                      511,831
            15,538  IDACORP, Inc.                                        463,032
            16,500  PPL Corp.                                            722,205
             3,209  Southern Co.                                         120,370
            29,796  Westar Energy Inc.                                   674,879
                                                                 ---------------
                                                                       4,912,841
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.0%
            29,400  ABB Ltd. ORD                                         720,421
             7,270  ALSTOM Co. ORD                                       740,018
             4,027  American Superconductor
                    Corp.(2)(3)                                           98,943
            11,400  Cooper Industries, Ltd. Cl A                         543,096
            18,056  Emerson Electric Co.                                 845,020
             3,600  Energy Conversion Devices Inc.(2)                    270,612
             2,200  First Solar Inc.(2)                                  608,630
            10,270  Gamesa Corporacion Tecnologica
                    SA ORD                                               486,453
            10,107  Hubbell Inc. Cl B                                    439,756
             3,490  Q-Cells AG ORD(2)                                    350,872
             7,210  Vestas Wind Systems AS ORD(2)                        978,841
                                                                 ---------------
                                                                       6,082,662
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT, INSTRUMENTS
& COMPONENTS - 0.2%
             3,600  Amphenol Corp. Cl A                                  171,072
            35,798  Celestica Inc.(2)                                    300,703
            17,200  Flextronics International Ltd.(2)                    153,424
            22,987  Molex Inc.                                           554,446
            11,780  Tyco Electronics Ltd.                                387,680
                                                                 ---------------
                                                                       1,567,325
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.0%
            28,620  AMEC plc ORD                                         439,065
             5,900  Dresser-Rand Group Inc.(2)                           239,304
             4,982  ENSCO International Inc.                             337,680
             4,235  FMC Technologies Inc.(2)                             226,827
             6,228  Halliburton Co.                                      273,658
            14,400  Helmerich & Payne, Inc.                              822,528
            12,521  National Oilwell Varco, Inc.(2)                      923,174
             1,184  Noble Corp.                                           59,543
             1,469  Oil States International, Inc.(2)                     81,720
             4,800  Patterson-UTI Energy Inc.                            136,416
            17,108  Saipem SpA ORD                                       678,920
             5,669  Schlumberger Ltd.                                    534,133
             7,470  Seadrill Ltd. ORD                                    203,900
             6,504  Smith International, Inc.                            453,329
             4,300  Transocean Inc.(2)                                   546,960
            17,100  Weatherford International Ltd.(2)                    659,718
                                                                 ---------------
                                                                       6,616,875
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.9%
             1,916  Costco Wholesale Corp.                               128,487
             4,300  FamilyMart Co., Ltd. ORD(3)                          175,100
            35,071  Kroger Co. (The)                                     968,661
             5,373  Shoppers Drug Mart Corp. ORD                         280,300
             8,818  SYSCO Corp.                                          280,677
           124,346  Tesco plc ORD                                        862,124
            12,800  Walgreen Co.                                         466,304
            42,935  Wal-Mart Stores, Inc.                              2,536,170
                                                                 ---------------
                                                                       5,697,823
                                                                 ---------------
FOOD PRODUCTS - 1.3%
            44,950  Cadbury plc ORD                                      516,072
             6,590  Campbell Soup Co.                                    242,578
            39,652  ConAgra Foods, Inc.                                  843,398
             5,450  General Mills, Inc.                                  360,681
             7,520  Groupe Danone ORD                                    523,318
            10,142  H.J. Heinz Co.                                       510,345
             9,769  Hershey Co. (The)                                    352,563
            12,921  Kellogg Co.                                          703,419
            50,792  Kraft Foods Inc. Cl A                              1,600,456
            36,220  Nestle SA ORD                                      1,595,843

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            29,116  Unilever N.V. CVA                                    804,152
            15,000  Unilever N.V. New York Shares                        414,000
                                                                 ---------------
                                                                       8,466,825
                                                                 ---------------
GAS UTILITIES - 0.1%
             2,027  Nicor Inc.                                            93,019
             5,392  Southwest Gas Corp.                                  163,647
             7,524  WGL Holdings Inc.                                    242,273
                                                                 ---------------
                                                                         498,939
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
             7,384  Baxter International Inc.                            500,340
             9,263  Beckman Coulter, Inc.                                683,795
             9,340  Becton, Dickinson & Co.                              816,129
             3,700  C.R. Bard, Inc.                                      345,765
             5,000  Covidien Ltd.                                        270,350
             5,800  DENTSPLY International Inc.                          227,302
             1,741  Edwards Lifesciences Corp.(2)                        103,085
             1,800  Gen-Probe Inc.(2)                                    107,550
               548  Hospira Inc.(2)                                       22,117
             1,400  Idexx Laboratories, Inc.(2)                           78,820
             1,100  Intuitive Surgical Inc.(2)                           324,797
            27,129  Medtronic, Inc.                                    1,481,243
             2,900  St. Jude Medical, Inc.(2)                            132,907
             5,400  Varian Medical Systems, Inc.(2)                      341,064
                                                                 ---------------
                                                                       5,435,264
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.7%
            10,612  CIGNA Corp.                                          444,431
            19,014  Express Scripts, Inc.(2)                           1,395,818
            10,517  Fresenius Medical Care AG
                    & Co. KGaA ORD                                       565,039
             4,583  LifePoint Hospitals Inc.(2)                          154,630
            12,700  Medco Health Solutions Inc.(2)                       594,995
            10,700  Omnicare, Inc.                                       345,075
             3,237  Owens & Minor Inc.                                   149,290
             4,800  Quest Diagnostics Inc.                               259,440
            24,050  Sonic Healthcare Ltd. ORD                            297,141
             3,200  VCA Antech Inc.(2)                                    98,368
             3,773  WellPoint Inc.(2)                                    199,177
                                                                 ---------------
                                                                       4,503,404
                                                                 ---------------
HEALTH CARE TECHNOLOGY(1)
             1,130  IMS Health Inc.                                       25,109
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.6%
           105,200  Compass Group plc ORD                                700,139
             9,300  Darden Restaurants, Inc.                             272,397
            12,511  International Speedway Corp. Cl A                    496,311
            15,537  McDonald's Corp.                                     964,071
             5,200  Panera Bread Co. Cl A(2)(3)                          279,448

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            25,109  Speedway Motorsports Inc.                            555,662
             9,900  Starbucks Corp.(2)                                   154,044
           102,380  TUI Travel plc ORD                                   392,149
                                                                 ---------------
                                                                       3,814,221
                                                                 ---------------
HOUSEHOLD DURABLES - 0.2%
             7,600  KB Home                                              158,080
             2,300  Mohawk Industries Inc.(2)(3)                         158,815
            26,300  Newell Rubbermaid Inc.                               476,030
               917  NVR, Inc.(2)                                         548,118
               160  Snap-on Inc.                                           9,123
               244  Tupperware Brands Corp.                                8,716
             2,638  Whirlpool Corp.(3)                                   214,628
                                                                 ---------------
                                                                       1,573,510
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.0%
            13,607  Clorox Co.                                           804,174
             2,787  Colgate-Palmolive Co.                                211,896
            32,988  Kimberly-Clark Corp.                               2,034,699
            24,525  Procter & Gamble Co. (The)                         1,711,109
            16,876  Reckitt Benckiser Group plc ORD                      853,126
             7,300  Uni-Charm Corp. ORD                                  543,865
                                                                 ---------------
                                                                       6,158,869
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.2%
            74,320  International Power plc ORD                          534,757
            13,673  NRG Energy Inc.(2)                                   514,652
            28,995  Reliant Energy, Inc.(2)                              493,785
                                                                 ---------------
                                                                       1,543,194
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.2%
             7,208  3M Co.                                               516,093
           219,787  General Electric Co.                               6,176,015
            31,000  Keppel Corp. Ltd. ORD                                215,727
             4,890  Siemens AG ORD                                       531,918
             6,800  Tyco International Ltd.                              291,584
                                                                 ---------------
                                                                       7,731,337
                                                                 ---------------
INSURANCE - 1.5%
             9,224  ACE Ltd.                                             485,275
            14,269  Admiral Group plc ORD                                252,642
            27,623  Allstate Corp.                                     1,246,626
             6,651  American Financial Group, Inc.                       189,753
            57,086  American International Group, Inc.                 1,226,846
             5,842  Arch Capital Group Ltd.(2)                           407,538
             3,099  Aspen Insurance Holdings Ltd.                         83,983
            11,929  AXA SA ORD                                           382,744
                 4  Berkshire Hathaway Inc. Cl A(2)                      466,400
            11,916  Chubb Corp.                                          572,087

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            13,956  Hartford Financial Services
                    Group Inc. (The)                                     880,344
             5,600  Loews Corp.                                          350,684
            22,227  Marsh & McLennan
                    Companies, Inc.                                      709,708
             5,940  MetLife, Inc.                                        321,948
             8,721  Prudential Financial, Inc.                           642,825
                92  Sony Financial Holdings Inc.
                    ORD(3)                                               341,842
             8,200  Torchmark Corp.                                      489,868
            15,342  Travelers Companies, Inc. (The)                      677,503
                                                                 ---------------
                                                                       9,728,616
                                                                 ---------------
INTERNET & CATALOG RETAIL(1)
               135  Amazon.com, Inc.(2)                                   10,909
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.1%
             1,707  Google Inc. Cl A(2)                                  790,836
                                                                 ---------------
IT SERVICES - 0.9%
            15,438  Accenture Ltd. Cl A                                  638,516
             6,600  Fiserv, Inc.(2)                                      342,276
             6,500  Global Payments Inc.                                 313,365
            12,870  Indra Sistemas SA ORD                                329,691
            18,193  International Business
                    Machines Corp.                                     2,214,634
             2,800  MasterCard Inc. Cl A                                 679,140
             2,962  Metavante Technologies Inc.(2)                        70,022
             3,568  Visa Inc. Cl A                                       270,811
            41,897  Western Union Co. (The)                            1,157,195
                                                                 ---------------
                                                                       6,015,650
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.1%
             2,694  Hasbro, Inc.                                         100,756
             1,883  Polaris Industries Inc.(3)                            84,904
             5,959  RC2 Corp.(2)                                         149,988
                                                                 ---------------
                                                                         335,648
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.3%
             1,780  Invitrogen Corp.(2)                                   75,579
             2,140  Lonza Group AG ORD                                   302,483
               104  Millipore Corp.(2)                                     7,801
             7,600  PAREXEL International Corp.(2)                       241,452
             4,200  QIAGEN N.V.(2)                                        88,956
            21,017  Thermo Fisher Scientific Inc.(2)                   1,272,789
                                                                 ---------------
                                                                       1,989,060
                                                                 ---------------
MACHINERY - 1.0%
             1,722  AGCO Corp.(2)                                        106,127
             8,000  Bucyrus International, Inc.                          558,800
            15,988  Caterpillar Inc.                                   1,130,830
             9,379  Dover Corp.                                          463,135
             6,200  Eaton Corp.                                          453,716

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             7,600  Flowserve Corp.                                    1,004,112
            13,330  GEA Group AG ORD                                     420,051
            12,800  Ingersoll-Rand Company Ltd. Cl A                     472,704
            20,000  Japan Steel Works Ltd. (The) ORD                     346,923
             9,700  Kurita Water Industries Ltd. ORD                     315,302
             6,316  Parker-Hannifin Corp.                                404,666
             1,240  Vallourec ORD                                        345,735
             2,670  Valmont Industries, Inc.                             284,996
                                                                 ---------------
                                                                       6,307,097
                                                                 ---------------
MARINE - 0.1%
            36,000  Mitsui O.S.K. Lines, Ltd. ORD                        428,489
                                                                 ---------------
MEDIA - 0.9%
            18,200  CBS Corp. Cl B                                       294,476
            19,058  Comcast Corp. Cl A                                   403,648
            17,700  DIRECTV Group, Inc. (The)(2)                         499,317
            16,353  DISH Network Corp. Cl A(2)                           461,318
            20,500  Gannett Co., Inc.                                    364,695
             1,274  Omnicom Group Inc.                                    54,005
            35,653  Reed Elsevier plc ORD                                406,882
             8,500  Scripps Networks Interactive, Inc.                   353,090
            32,518  SES SA Fiduciary
                    Depositary Receipt                                   784,641
            56,100  Time Warner Inc.                                     918,357
            16,400  Viacom Inc. Cl B(2)                                  483,472
             9,940  Vivendi ORD                                          384,371
             8,616  Walt Disney Co. (The)                                278,728
                                                                 ---------------
                                                                       5,687,000
                                                                 ---------------
METALS & MINING - 0.7%
            30,010  BHP Billiton Ltd. ORD                              1,056,822
             5,100  Cleveland-Cliffs Inc.                                516,222
             6,746  Freeport-McMoRan Copper
                    & Gold, Inc.                                         602,553
             2,100  Newmont Mining Corp.                                  94,710
            31,380  Norsk Hydro ASA ORD                                  334,128
             6,300  Nucor Corp.                                          330,750
             8,770  Rio Tinto Ltd. ORD(3)                                946,389
           113,000  Sumitomo Metal Industries
                    Ltd. ORD                                             500,852
             1,100  United States Steel Corp.                            146,377
                                                                 ---------------
                                                                       4,528,803
                                                                 ---------------
MULTI-UTILITIES - 0.3%
             2,757  Ameren Corp.                                         115,408
             9,865  CenterPoint Energy, Inc.                             156,656
             2,945  Consolidated Edison, Inc.                            120,451
               600  DTE Energy Co.                                        25,296
             6,414  Public Service Enterprise
                    Group Inc.                                           261,499
             8,406  Puget Energy, Inc.                                   234,527

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            10,141  Wisconsin Energy Corp.                               474,295
            10,361  Xcel Energy Inc.                                     212,504
                                                                 ---------------
                                                                       1,600,636
                                                                 ---------------
MULTILINE RETAIL - 0.4%
            23,219  Big Lots, Inc.(2)                                    686,586
            14,400  Dollar Tree, Inc.(2)                                 552,384
            19,400  Family Dollar Stores, Inc.                           483,448
            15,200  Kohl's Corp.(2)                                      747,384
             5,142  Macy's Inc.                                          107,056
             4,827  Target Corp.                                         255,928
                                                                 ---------------
                                                                       2,832,786
                                                                 ---------------
OFFICE ELECTRONICS - 0.1%
             4,400  Canon, Inc. ORD                                      196,947
            29,200  Xerox Corp.                                          406,756
                                                                 ---------------
                                                                         603,703
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.3%
             8,200  Alpha Natural Resources, Inc.(2)                     812,620
             6,131  Apache Corp.                                         701,264
            37,300  BG Group plc ORD                                     827,471
            22,417  BP plc ADR                                         1,291,892
            42,706  Chevron Corp.                                      3,686,381
            35,215  ConocoPhillips                                     2,905,590
             2,700  Continental Resources, Inc.(2)                       135,459
             8,302  Devon Energy Corp.                                   847,219
             3,790  EnCana Corp.                                         283,871
            21,220  ENI SpA ORD                                          690,838
             1,800  EOG Resources Inc.                                   187,956
             5,293  Equitable Resources Inc.                             264,174
           100,965  Exxon Mobil Corp.                                  8,078,209
             2,300  Foundation Coal Holdings, Inc.                       136,045
             2,029  Frontline Ltd.(3)                                    122,572
             1,288  Hess Corp.                                           134,866
             1,432  Massey Energy Co.                                     94,455
             3,464  McMoRan Exploration Co.(2)(3)                         94,740
               696  Noble Energy Inc.                                     49,924
             9,041  Occidental Petroleum Corp.                           717,494
            16,907  Petrohawk Energy Corp.(2)                            585,151
            26,403  Royal Dutch Shell plc ADR                          1,835,537
             3,900  Southwestern Energy Co.(2)                           149,643
             5,188  Spectra Energy Corp.                                 137,274
            12,290  StatoilHydro ASA ORD                                 377,657
             5,633  Stone Energy Corp.(2)                                268,525
             2,124  Sunoco, Inc.                                          94,263
            19,508  Total SA ORD                                       1,402,287
             4,533  W&T Offshore Inc.                                    159,380
             1,400  Whiting Petroleum Corp.(2)                           134,736
             2,435  Williams Companies, Inc. (The)                        75,217
                                                                 ---------------
                                                                      27,282,710
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 0.2%
             6,900  International Paper Co.                              186,645
            18,441  Weyerhaeuser Co.                                   1,023,291
                                                                 ---------------
                                                                       1,209,936
                                                                 ---------------
PERSONAL PRODUCTS - 0.1%
             3,400  Estee Lauder Companies, Inc.
                    (The) Cl A                                           169,218
             2,910  Oriflame Cosmetics SA SDR                            168,265
            17,000  Shiseido Co., Ltd. ORD                               398,245
                                                                 ---------------
                                                                         735,728
                                                                 ---------------
PHARMACEUTICALS - 2.6%
            15,246  Abbott Laboratories                                  875,578
             4,568  Allergan, Inc.                                       255,214
             4,490  Bayer AG ORD                                         355,692
            22,062  Bristol-Myers Squibb Co.                             470,803
            32,958  Eli Lilly & Co.                                    1,537,491
            27,162  GlaxoSmithKline plc ORD                              638,942
            63,012  Johnson & Johnson                                  4,437,935
            33,720  Merck & Co., Inc.                                  1,202,792
            10,340  Novartis AG ORD                                      576,956
            23,040  Novo Nordisk AS B Shares ORD(3)                    1,280,757
             8,600  Perrigo Co.(3)                                       300,914
           167,562  Pfizer Inc.                                        3,202,110
             3,472  Roche Holding AG ORD                                 585,176
             9,069  Schering-Plough Corp.                                175,939
               343  Watson Pharmaceuticals, Inc.(2)                       10,396
            19,200  Wyeth                                                830,976
                                                                 ---------------
                                                                      16,737,671
                                                                 ---------------
REAL ESTATE INVESTMENT
TRUSTS (REITs) - 0.1%
             4,900  Developers Diversified
                    Realty Corp.                                         164,199
             4,100  Digital Realty Trust Inc.                            188,067
             2,249  Host Hotels & Resorts Inc.                            32,161
               559  Public Storage                                        49,371
                                                                 ---------------
                                                                         433,798
                                                                 ---------------
ROAD & RAIL - 0.6%
             1,422  Burlington Northern
                    Santa Fe Corp.                                       152,723
             4,940  Canadian National
                    Railway Co. ORD                                      259,153
                60  Central Japan Railway Co. ORD                        625,691
             6,717  CSX Corp.                                            434,456
             9,531  Heartland Express, Inc.                              157,452
             3,900  J.B. Hunt Transport Services, Inc.                   142,155
             5,500  Kansas City Southern
                    Industries, Inc.(2)                                  282,865
             4,676  Norfolk Southern Corp.                               343,826
             2,000  Old Dominion Freight Line, Inc.(2)                    66,540
               248  Ryder System, Inc.                                    16,001
            79,750  Stagecoach Group plc ORD                             463,144
            10,587  Union Pacific Corp.                                  888,248

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             3,100  Werner Enterprises Inc.                               70,711
             8,600  YRC Worldwide Inc.(2)(3)                             155,660
                                                                 ---------------
                                                                       4,058,625
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.2%
            36,400  Altera Corp.                                         824,096
            32,591  Amkor Technology Inc.(2)                             244,758
            13,300  Applied Materials, Inc.                              238,336
            15,670  ASML Holding N.V. ORD                                369,375
            11,100  Broadcom Corp. Cl A(2)                               267,066
            60,941  Intel Corp.                                        1,393,722
             5,470  KLA-Tencor Corp.                                     202,718
             7,200  Lam Research Corp.(2)                                264,672
            17,100  Linear Technology Corp.                              558,144
            50,979  LSI Corp.(2)                                         339,010
            14,300  Marvell Technology Group Ltd.(2)                     201,773
             3,100  MEMC Electronic Materials Inc.(2)                    152,179
            10,800  Microsemi Corp.(2)                                   297,000
            25,015  National Semiconductor Corp.                         536,071
            35,000  PMC-Sierra, Inc.(2)                                  315,000
            36,703  Texas Instruments Inc.                               899,591
            10,500  Xilinx, Inc.                                         272,790
                                                                 ---------------
                                                                       7,376,301
                                                                 ---------------
SOFTWARE - 1.2%
            25,554  Activision Blizzard, Inc.(2)                         838,683
            14,557  Adobe Systems Inc.(2)                                623,476
             2,187  Autodesk, Inc.(2)                                     77,704
            12,256  Autonomy Corp. plc ORD(2)                            256,039
             1,617  CA, Inc.                                              38,662
            16,000  Konami Corp. ORD                                     489,096
             5,300  McAfee Inc.(2)                                       209,668
            59,012  Microsoft Corp.                                    1,610,438
             1,700  Nintendo Co., Ltd. ORD                               803,753
            53,500  Oracle Corp.(2)                                    1,173,256
             5,700  salesforce.com, inc.(2)                              319,314
            30,314  Symantec Corp.(2)                                    676,305
             4,504  Ubisoft Entertainment SA ORD(2)                      421,711
                                                                 ---------------
                                                                       7,538,105
                                                                 ---------------
SPECIALTY RETAIL - 1.0%
             5,900  Advance Auto Parts, Inc.                             253,936
             8,600  AnnTaylor Stores Corp.(2)                            208,808
             4,734  AutoZone, Inc.(2)                                    649,647
            12,825  Best Buy Co., Inc.                                   574,175
             8,800  Children's Place Retail
                    Stores, Inc. (The)(2)                                369,160
             2,800  FAST RETAILING CO., LTD. ORD(3)                      282,155
             4,800  GameStop Corp. Cl A(2)                               210,576
            40,451  Gap, Inc. (The)                                      786,772
             3,010  H&M Hennes & Mauritz AB
                    Cl B ORD                                             149,044
            18,400  Home Depot, Inc. (The)                               499,008
            22,535  Lowe's Companies, Inc.                               555,262
            13,081  RadioShack Corp.                                     248,670

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            12,286  Ross Stores, Inc.(3)                                 494,020
            18,500  Staples, Inc.                                        447,700
             8,000  TJX Companies, Inc. (The)                            289,920
             7,300  Urban Outfitters Inc.(2)                             260,026
                                                                 ---------------
                                                                       6,278,879
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.2%
             6,670  adidas AG ORD                                        391,612
            29,791  Burberry Group plc ORD                               242,981
             7,400  Jones Apparel Group, Inc.                            146,964
             4,000  Phillips-Van Heusen Corp.                            152,240
             6,100  VF Corp.                                             483,425
             2,800  Warnaco Group Inc. (The)(2)                          144,396
                                                                 ---------------
                                                                       1,561,618
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.1%
            13,100  Fannie Mae                                            89,604
            15,700  Hudson City Bancorp, Inc.                            289,508
            11,400  MGIC Investment Corp.                                 95,874
            15,300  Washington Mutual, Inc.(3)                            61,965
                                                                 ---------------
                                                                         536,951
                                                                 ---------------
TOBACCO - 0.3%
            26,674  Altria Group Inc.                                    560,954
            11,637  British American Tobacco plc ORD                     393,823
             4,600  Lorillard, Inc.                                      332,304
             6,647  Philip Morris International Inc.                     356,944
                                                                 ---------------
                                                                       1,644,025
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
            34,000  Marubeni Corp. ORD                                   211,341
            11,300  Mitsubishi Corp. ORD                                 313,033
                                                                 ---------------
                                                                         524,374
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE(1)
            22,588  Cintra Concesiones de
                    Infraestructuras de Transporte
                    SA ORD(3)                                            261,602
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.5%
            17,444  American Tower Corp. Cl A(2)                         720,961
            14,000  NII Holdings, Inc.(2)                                735,280
            26,296  SBA Communications Corp.
                    Cl A(2)                                              918,519

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            37,449  Sprint Nextel Corp.                                  326,555
           158,720  Vodafone Group plc ORD                               406,311
                                                                 ---------------
                                                                       3,107,626
                                                                 ---------------
TOTAL COMMON STOCKS                                                  265,533,555
(Cost $243,193,433)                                              ---------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(4) - 16.6%
     $       7,798  FHLMC, 6.50%, 12/1/12                                  8,082
            62,116  FHLMC, 7.00%, 6/1/14                                  65,126
            81,146  FHLMC, 6.50%, 6/1/16                                  84,104
         2,134,051  FHLMC, 4.50%, 1/1/19(5)                            2,103,121
         2,210,667  FHLMC, 5.00%, 1/1/21                               2,201,769
           879,051  FHLMC, 5.00%, 4/1/21                                 875,512
            16,261  FHLMC, 8.00%, 7/1/30                                  17,597
            51,901  FHLMC, 6.50%, 5/1/31                                  53,781
           729,167  FHLMC, 5.50%, 12/1/33                                723,152
         6,372,085  FHLMC, 5.50%, 1/1/38                               6,293,638
           327,507  FHLMC, 6.50%, 7/1/47                                 332,829
        23,801,124  FNMA, 6.00%,
                    settlement date 9/13/08(6)                        24,035,421
         7,918,000  FNMA, 6.50%,
                    settlement date 9/13/08(6)                         8,144,406
                64  FNMA, 6.50%, 4/1/11                                       67
             6,876  FNMA, 6.50%, 5/1/11                                    7,140
             3,975  FNMA, 6.50%, 5/1/11                                    4,127
            15,145  FNMA, 6.50%, 5/1/11                                   15,726
             2,766  FNMA, 6.50%, 2/1/12                                    2,874
            11,187  FNMA, 6.50%, 4/1/12                                   11,621
            10,918  FNMA, 6.50%, 5/1/12                                   11,342
            51,404  FNMA, 6.00%, 4/1/14                                   52,924
            10,694  FNMA, 7.50%, 6/1/15                                   11,158
         1,193,971  FNMA, 4.50%, 5/1/19                                1,174,235
         1,214,163  FNMA, 4.50%, 5/1/19                                1,194,093
         1,825,255  FNMA, 5.00%, 9/1/20                                1,819,050
             1,857  FNMA, 7.00%, 6/1/26                                    1,967
            21,352  FNMA, 7.50%, 3/1/27                                   23,052
            33,053  FNMA, 6.50%, 6/1/29                                   34,323
            14,460  FNMA, 7.00%, 7/1/29                                   15,250
            76,777  FNMA, 7.00%, 7/1/29                                   81,009
            38,349  FNMA, 7.00%, 3/1/30                                   40,444
            48,696  FNMA, 7.50%, 8/1/30                                   52,433
            18,660  FNMA, 7.50%, 9/1/30                                   20,094
           153,268  FNMA, 6.50%, 9/1/31                                  159,061
            44,571  FNMA, 7.00%, 9/1/31                                   46,991
            61,669  FNMA, 6.50%, 1/1/32                                   63,980
           408,239  FNMA, 7.00%, 6/1/32                                  430,346
         1,561,248  FNMA, 5.50%, 6/1/33                                1,550,810
         6,197,286  FNMA, 5.50%, 7/1/33(5)                             6,155,850
         2,691,702  FNMA, 5.50%, 8/1/33                                2,673,705
           683,412  FNMA, 5.50%, 9/1/33                                  678,842
         4,305,133  FNMA, 5.00%, 11/1/33                               4,168,255
         4,465,169  FNMA, 5.50%, 1/1/34(5)                             4,437,739
         5,739,394  FNMA, 5.00%, 8/1/35(5)                             5,537,184
         3,591,942  FNMA, 4.50%, 9/1/35(5)                             3,347,320
         4,914,441  FNMA, 5.00%, 2/1/36(5)                             4,741,295
         1,262,536  FNMA, 5.50%, 4/1/36                                1,251,136

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           391,765  FNMA, 5.00%, 10/1/36                                 377,595
         3,574,012  FNMA, 5.50%, 12/1/36                               3,536,713
         5,973,635  FNMA, 5.50%, 1/1/37                                5,911,294
         2,192,978  FNMA, 5.50%, 2/1/37                                2,170,092
         4,007,847  FNMA, 6.50%, 8/1/37(5)                             4,104,949
           159,386  FNMA, 6.50%, 6/1/47                                  162,175
           540,957  FNMA, 6.50%, 8/1/47                                  550,424
           386,012  FNMA, 6.50%, 8/1/47                                  392,767
           523,044  FNMA, 6.50%, 9/1/47                                  532,198
           637,037  FNMA, 6.50%, 9/1/47                                  648,185
           906,147  FNMA, 6.50%, 9/1/47                                  922,005
            66,340  FNMA, 6.50%, 9/1/47                                   67,501
           451,954  FNMA, 6.50%, 9/1/47                                  459,864
             9,597  GNMA, 7.00%, 1/15/24                                  10,236
             7,034  GNMA, 8.00%, 7/15/24                                   7,691
             5,759  GNMA, 8.00%, 9/15/24                                   6,297
             2,883  GNMA, 9.00%, 4/20/25                                   3,162
            33,261  GNMA, 7.00%, 9/15/25                                  35,488
            11,334  GNMA, 7.50%, 10/15/25                                 12,204
            20,102  GNMA, 7.50%, 2/15/26                                  21,643
             7,216  GNMA, 6.00%, 4/15/26                                   7,367
             5,625  GNMA, 7.50%, 5/15/26                                   6,056
            73,376  GNMA, 8.25%, 7/15/26                                  80,207
               863  GNMA, 9.00%, 8/20/26                                     946
            57,831  GNMA, 7.00%, 12/15/27                                 61,648
             2,561  GNMA, 6.50%, 2/15/28                                   2,657
            15,966  GNMA, 6.50%, 2/15/28                                  16,564
            13,084  GNMA, 6.50%, 3/15/28                                  13,574
             3,218  GNMA, 6.50%, 4/15/28                                   3,339
            20,623  GNMA, 6.00%, 5/15/28                                  21,056
            16,849  GNMA, 6.00%, 7/15/28                                  17,203
            51,308  GNMA, 6.00%, 10/15/28                                 52,386
            34,623  GNMA, 7.00%, 5/15/31                                  36,844
           486,497  GNMA, 5.50%, 11/15/32                                488,052
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                           105,494,363
(Cost $104,911,626)                                              ---------------

CORPORATE BONDS - 10.1%
AEROSPACE & DEFENSE - 0.4%
           334,000  Honeywell International Inc.,
                    5.30%, 3/15/17                                       333,200
           270,000  Honeywell International Inc.,
                    5.30%, 3/1/18                                        268,310
           450,000  Lockheed Martin Corp.,
                    Series 2006 B, 6.15%, 9/1/36                         445,550
           625,000  United Technologies Corp.,
                    4.375%, 5/1/10                                       639,435
           341,000  United Technologies Corp.,
                    6.05%, 6/1/36                                        341,758
           260,000  United Technologies Corp.,
                    6.125%, 7/15/38                                      262,105
                                                                 ---------------
                                                                       2,290,358
                                                                 ---------------
AUTOMOBILES - 0.1%
           320,000  Daimler Finance N.A. LLC,
                    5.875%, 3/15/11                                      322,444
           420,000  Daimler Finance N.A. LLC,
                    6.50%, 11/15/13                                      417,712
                                                                 ---------------
                                                                         740,156
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
BEVERAGES - 0.3%
           490,000  Coca-Cola Co. (The),
                    5.35%, 11/15/17                                      498,325
           530,000  Diageo Capital plc,
                    5.75%, 10/23/17                                      526,209
           780,000  SABMiller plc, 6.20%, 7/1/11
                    (Acquired 6/27/06,
                    Cost $779,446)(7)                                    807,233
                                                                 ---------------
                                                                       1,831,767
                                                                 ---------------
CAPITAL MARKETS - 0.5%
           640,000  Credit Suisse (New York),
                    5.00%, 5/15/13                                       624,019
           740,000  Deutsche Bank AG (London),
                    4.875%, 5/20/13                                      726,627
           724,000  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10                                        705,601
           400,000  Merrill Lynch & Co., Inc.,
                    6.875%, 4/25/18                                      369,032
           250,000  Morgan Stanley, 6.00%, 4/28/15                       230,579
           370,000  Morgan Stanley, 6.625%, 4/1/18                       344,367
                                                                 ---------------
                                                                       3,000,225
                                                                 ---------------
CHEMICALS - 0.1%
           400,000  Air Products & Chemicals, Inc.,
                    4.15%, 2/1/13                                        392,174
           280,000  Rohm & Haas Co.,
                    5.60%, 3/15/13                                       282,834
                                                                 ---------------
                                                                         675,008
                                                                 ---------------
COMMERCIAL BANKS - 0.6%
           370,000  Fifth Third Bancorp,
                    6.25%, 5/1/13                                        324,888
           320,000  KeyCorp, 6.50%, 5/14/13                              265,236
           530,000  PNC Bank N.A., 4.875%, 9/21/17                       467,593
           340,000  PNC Bank N.A., 6.00%, 12/7/17                        325,364
           390,000  PNC Funding Corp.,
                    5.125%, 12/14/10                                     391,326
           130,000  SunTrust Banks, 7.25%, 3/15/18                       127,043
           444,000  Wachovia Bank N.A.,
                    4.80%, 11/1/14                                       380,385
           694,000  Wachovia Bank N.A.,
                    4.875%, 2/1/15                                       594,194
           614,000  Wells Fargo & Co.,
                    4.625%, 8/9/10                                       621,928
           410,000  Wells Fargo & Co.,
                    4.375%, 1/31/13                                      393,109
           170,000  Wells Fargo Bank N.A.,
                    6.45%, 2/1/11                                        178,054
                                                                 ---------------
                                                                       4,069,120
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES(1)
           270,000  Pitney Bowes, Inc.,
                    5.75%, 9/15/17                                       267,654
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.1%
           670,000  Hewlett-Packard Co.,
                    4.50%, 3/1/13                                        667,978
                                                                 ---------------
CONSUMER FINANCE - 0.1%
           300,000  American Express Centurion Bank,
                    4.375%, 7/30/09                                      299,989
           600,000  American Express Centurion Bank,
                    5.55%, 10/17/12                                      573,286
                                                                 ---------------
                                                                         873,275
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 0.8%
           345,000  Bank of America Corp.,
                    4.375%, 12/1/10                                      346,180
           630,000  Bank of America Corp.,
                    4.90%, 5/1/13                                        610,351
           500,000  Bank of America N.A.,
                    5.30%, 3/15/17                                       454,477
           430,000  Bank of America N.A.,
                    6.00%, 10/15/36                                      372,478
           390,000  Citigroup Inc., 5.50%, 4/11/13                       376,483
           370,000  Citigroup Inc., 6.125%, 5/15/18                      346,548
           405,000  General Electric Capital Corp.,
                    6.125%, 2/21/11                                      424,872
           250,000  General Electric Capital Corp.,
                    4.80%, 5/1/13                                        247,457
           375,000  General Electric Capital Corp.,
                    5.625%, 9/15/17                                      367,163
           260,000  John Deere Capital Corp.,
                    4.50%, 4/3/13                                        258,603
           634,000  John Deere Capital Corp.,
                    5.50%, 4/13/17                                       627,873
           530,000  Pricoa Global Funding I, 5.40%,
                    10/18/12 (Acquired 10/11/07,
                    Cost $528,945)(7)                                    529,648
                                                                 ---------------
                                                                       4,962,133
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.7%
           615,000  AT&T Corp., 7.30%, 11/15/11                          657,246
           430,000  AT&T Inc., 6.80%, 5/15/36                            428,718
           120,000  AT&T Inc., 6.40%, 5/15/38                            115,029
            77,000  BellSouth Corp.,
                    6.875%, 10/15/31                                      78,174
           400,000  British Telecommunications plc,
                    5.95%, 1/15/18                                       380,168
           260,000  Embarq Corp., 7.08%, 6/1/16                          241,583
           130,000  Qwest Corp., 7.875%, 9/1/11                          129,675
           130,000  Qwest Corp., 7.50%, 10/1/14                          121,225
           655,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10                                       645,699
           340,000  Telefonica Emisiones SAU,
                    7.05%, 6/20/36                                       346,308
           362,000  Verizon Communications Inc.,
                    5.55%, 2/15/16                                       355,741
           270,000  Verizon Communications Inc.,
                    5.50%, 2/15/18                                       258,692
           250,000  Verizon Communications Inc.,
                    6.10%, 4/15/18                                       249,818
           257,000  Verizon Communications Inc.,
                    6.25%, 4/1/37                                        236,765
           410,000  Verizon Communications Inc.,
                    6.40%, 2/15/38                                       382,695
                                                                 ---------------
                                                                       4,627,536
                                                                 ---------------
ELECTRIC UTILITIES - 0.4%
           591,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15                                        592,315
           287,000  Carolina Power & Light Co.,
                    5.25%, 12/15/15                                      289,411
           477,000  Cleveland Electric Illuminating Co.
                    (The), 5.70%, 4/1/17                                 448,042
           317,000  Florida Power Corp.,
                    4.50%, 6/1/10                                        321,561
           270,000  Florida Power Corp.,
                    6.35%, 9/15/37                                       273,843
           410,000  Southern California Edison Co.,
                    5.625%, 2/1/36                                       390,317
           220,000  Toledo Edison Co. (The),
                    6.15%, 5/15/37                                       191,081
                                                                 ---------------
                                                                       2,506,570
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.1%
           400,000  Rockwell Automation, Inc.,
                    6.25%, 12/1/37                                       402,907
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.5%
           420,000  CVS Caremark Corp.,
                    5.75%, 6/1/17                                        411,916
           540,000  SYSCO Corp., 4.20%, 2/12/13                          534,496
           534,000  Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10                                       544,324

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           260,000  Wal-Mart Stores, Inc.,
                    4.25%, 4/15/13                                       261,225
           557,000  Wal-Mart Stores, Inc.,
                    5.875%, 4/5/27                                       544,900
           420,000  Wal-Mart Stores, Inc.,
                    6.50%, 8/15/37                                       431,383
           260,000  Wal-Mart Stores, Inc.,
                    6.20%, 4/15/38                                       258,061
                                                                 ---------------
                                                                       2,986,305
                                                                 ---------------
FOOD PRODUCTS - 0.5%
           825,000  Cadbury Schweppes U.S. Finance
                    LLC, 3.875%, 9/30/08
                    (Acquired 6/14/05-11/28/05,
                    Cost $805,798)(7)                                    824,914
           410,000  Cargill Inc., 5.20%, 1/22/13
                    (Acquired 1/16/08,
                    Cost $409,660)(7)                                    409,261
           740,000  General Mills, Inc.,
                    5.65%, 9/10/12                                       758,788
           400,000  Kellogg Co., 5.125%, 12/3/12                         406,524
           270,000  Kellogg Co., Series 2001 B,
                    6.60%, 4/1/11                                        285,652
           430,000  Kraft Foods Inc., 6.00%, 2/11/13                     440,124
                                                                 ---------------
                                                                       3,125,263
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
           780,000  Baxter Finco BV, 4.75%, 10/15/10                     795,887
           595,000  Baxter International Inc.,
                    5.90%, 9/1/16                                        616,638
           270,000  Baxter International Inc.,
                    6.25%, 12/1/37                                       274,905
                                                                 ---------------
                                                                       1,687,430
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.1%
           680,000  Laboratory Corp. of America
                    Holdings, 5.625%, 12/15/15                           634,152
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.2%
           670,000  McDonald's Corp., 5.35%, 3/1/18                      664,349
           270,000  McDonald's Corp.,
                    6.30%, 10/15/37                                      269,440
           275,000  Yum! Brands, Inc.,
                    6.875%, 11/15/37                                     254,864
                                                                 ---------------
                                                                       1,188,653
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.1%
           290,000  Kimberly-Clark Corp.,
                    6.125%, 8/1/17                                       302,924
           380,000  Procter & Gamble Co. (The),
                    5.55%, 3/5/37                                        367,087
                                                                 ---------------
                                                                         670,011
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.2%
           963,000  General Electric Co.,
                    5.00%, 2/1/13                                        974,819
           270,000  General Electric Co.,
                    5.25%, 12/6/17                                       261,409
                                                                 ---------------
                                                                       1,236,228
                                                                 ---------------
INSURANCE - 0.7%
           860,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $858,314)(7)                                    860,120
           503,000  Hartford Financial Services Group
                    Inc. (The), 5.375%, 3/15/17                          469,756

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           270,000  Hartford Financial Services Group
                    Inc. (The), 6.30%, 3/15/18                           265,793
           250,000  Hartford Financial Services Group
                    Inc. (The), 6.00%, 1/14/19                           237,719
           540,000  Lincoln National Corp.,
                    6.30%, 10/9/37                                       483,168
           870,000  MetLife Global Funding I, 5.125%,
                    4/10/13 (Acquired 4/7/08-4/8/08,
                    Cost $870,825)(7)                                    862,969
           640,000  New York Life Global Funding,
                    4.65%, 5/9/13 (Acquired 5/2/08,
                    Cost $638,874)(7)                                    640,564
           400,000  Prudential Financial, Inc.,
                    6.00%, 12/1/17                                       384,332
           320,000  Prudential Financial, Inc.,
                    5.40%, 6/13/35                                       252,158
           290,000  Travelers Companies, Inc. (The),
                    6.25%, 6/15/37                                       270,102
                                                                 ---------------
                                                                       4,726,681
                                                                 ---------------
MACHINERY(1)
           270,000  Caterpillar Financial Services
                    Corp., 4.85%, 12/7/12                                273,109
                                                                 ---------------
MEDIA - 0.6%
           582,000  Comcast Corp., 5.90%, 3/15/16                        569,590
           260,000  Comcast Corp., 5.70%, 5/15/18                        247,531
           260,000  Comcast Corp., 6.40%, 5/15/38                        239,267
           300,000  News America Holdings,
                    7.75%, 1/20/24                                       323,540
           350,000  Pearson Dollar Finance Two plc,
                    6.25%, 5/6/18 (Acquired 4/29/08,
                    Cost $349,356)(7)                                    345,253
           840,000  Rogers Cable Inc.,
                    6.25%, 6/15/13                                       855,598
           560,000  Time Warner Cable Inc.,
                    5.40%, 7/2/12                                        556,199
           640,000  Time Warner Cable Inc.,
                    6.75%, 7/1/18                                        647,288
           245,000  Time Warner Inc.,
                    5.50%, 11/15/11                                      242,530
            77,000  Time Warner Inc.,
                    7.625%, 4/15/31                                       77,255
                                                                 ---------------
                                                                       4,104,051
                                                                 ---------------
METALS & MINING - 0.2%
           770,000  Rio Tinto Finance USA Ltd.,
                    5.875%, 7/15/13                                      777,315
           235,000  Xstrata Finance Canada Ltd.,
                    5.80%, 11/15/16 (Acquired
                    11/8/06, Cost $234,420)(7)                           221,953
                                                                 ---------------
                                                                         999,268
                                                                 ---------------
MULTI-UTILITIES - 0.5%
           270,000  CenterPoint Energy Resources
                    Corp., 6.125%, 11/1/17                               260,561
           380,000  CenterPoint Energy Resources
                    Corp., 6.25%, 2/1/37                                 334,774
           307,000  Dominion Resources Inc.,
                    4.75%, 12/15/10                                      308,382
           260,000  Dominion Resources Inc.,
                    6.40%, 6/15/18                                       267,794
           550,000  NSTAR Electric Co.,
                    5.625%, 11/15/17                                     559,267
           510,000  Pacific Gas & Electric Co.,
                    4.20%, 3/1/11                                        509,079
           320,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                        308,225
           194,000  Pacific Gas & Electric Co.,
                    5.80%, 3/1/37                                        181,401
           260,000  Pacific Gas & Electric Co.,
                    6.35%, 2/15/38                                       260,229
                                                                 ---------------
                                                                       2,989,712
                                                                 ---------------
MULTILINE RETAIL - 0.2%
           280,000  Kohl's Corp., 6.875%, 12/15/37                       250,429

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           209,000  Macys Retail Holdings, Inc.,
                    5.35%, 3/15/12                                       195,812
           700,000  Macys Retail Holdings, Inc.,
                    5.875%, 1/15/13                                      655,903
                                                                 ---------------
                                                                       1,102,144
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.6%
           290,000  Canadian Natural Resources Ltd.,
                    5.70%, 5/15/17                                       280,353
           270,000  Canadian Natural Resources Ltd.,
                    6.75%, 2/1/39                                        266,442
           530,000  Enbridge Energy Partners L.P.,
                    6.50%, 4/15/18(3)                                    530,364
           635,000  Enterprise Products Operating
                    L.P., 4.95%, 6/1/10                                  634,468
           310,000  Enterprise Products Operating
                    L.P., 6.30%, 9/15/17                                 309,886
           430,000  Nexen Inc., 6.40%, 5/15/37                           386,865
           729,000  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11                                740,548
           140,000  TransCanada PipeLines Ltd.,
                    6.20%, 10/15/37                                      126,737
           407,000  XTO Energy Inc., 5.30%, 6/30/15                      391,827
           324,000  XTO Energy Inc., 6.10%, 4/1/36                       288,389
           130,000  XTO Energy Inc., 6.375%, 6/15/38                     117,557
                                                                 ---------------
                                                                       4,073,436
                                                                 ---------------
PHARMACEUTICALS - 0.6%
           580,000  Abbott Laboratories,
                    5.875%, 5/15/16                                      601,968
           250,000  Abbott Laboratories,
                    5.60%, 11/29/17                                      254,943
           825,000  AstraZeneca plc, 5.40%, 9/15/12                      852,785
           420,000  AstraZeneca plc, 5.90%, 9/15/17                      437,005
           260,000  Baxter International Inc.,
                    5.375%, 6/1/18                                       259,777
           640,000  GlaxoSmithKline Capital Inc.,
                    4.85%, 5/15/13                                       645,436
           380,000  GlaxoSmithKline Capital Inc.,
                    6.375%, 5/15/38                                      381,469
           314,000  Wyeth, 5.95%, 4/1/37                                 302,517
                                                                 ---------------
                                                                       3,735,900
                                                                 ---------------
REAL ESTATE INVESTMENT
TRUSTS (REITs) - 0.1%
           580,000  ProLogis, 5.625%, 11/15/16                           511,284
                                                                 ---------------
ROAD & RAIL - 0.1%
           400,000  Union Pacific Corp.,
                    5.75%, 11/15/17                                      390,626
                                                                 ---------------
SOFTWARE - 0.3%
           302,000  Intuit Inc., 5.75%, 3/15/17                          286,864
           649,000  Oracle Corp., 5.00%, 1/15/11                         665,489
         1,120,000  Oracle Corp., 5.75%, 4/15/18(5)                    1,125,249
                                                                 ---------------
                                                                       2,077,602
                                                                 ---------------
SPECIALTY RETAIL(1)
           280,000  Lowe's Companies, Inc.,
                    5.60%, 9/15/12                                       289,627
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.1%
           500,000  Rogers Communications Inc.,
                    6.80%, 8/15/18                                       507,948
           373,000  Vodafone Group plc,
                    5.625%, 2/27/17                                      360,943
                                                                 ---------------
                                                                         868,891
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 64,585,060
(Cost $65,805,567)                                               ---------------

U.S. TREASURY SECURITIES - 8.4%
         2,530,000  U.S. Treasury Bonds,
                    8.125%, 8/15/19(5)                                 3,425,187
         2,500,000  U.S. Treasury Bonds,
                    8.125%, 8/15/21(5)                                 3,456,643
         4,875,000  U.S. Treasury Bonds,
                    7.125%, 2/15/23(5)                                 6,324,172
           778,000  U.S. Treasury Bonds,
                    6.25%, 5/15/30(5)                                    970,677
         1,150,000  U.S. Treasury Bonds,
                    4.75%, 2/15/37(5)                                  1,208,939
         8,655,740  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/27(5)                          8,958,700
         3,076,025  U.S. Treasury Inflation Indexed
                    Notes, 3.00%, 7/15/12(5)                           3,304,564
         6,033,759  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/10/14(5)                           6,260,972
         9,445,000  U.S. Treasury Notes,
                    4.625%, 10/31/11(3)                               10,005,806
         4,000,000  U.S. Treasury Notes,
                    10.625%, 8/15/15(3)                                5,775,316
         3,560,000  U.S. Treasury Notes,
                    4.75%, 8/15/17(3)                                  3,835,903
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        53,526,879
(Cost $51,895,114)                                               ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(4) - 7.7%
         1,817,498  Banc of America Alternative Loan
                    Trust, Series 2007-2, Class 2A4,
                    5.75%, 6/25/37(5)                                  1,656,401
        11,431,226  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.80%, 9/1/08                                        149,326
         2,000,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%,
                    11/10/38(5)                                        1,959,548
         1,100,000  Banc of America Commercial
                    Mortgage Inc., Series 2006-6,
                    Class A3 SEQ, 5.37%,
                    12/10/16(5)                                        1,020,150
        15,179,050  Bear Stearns Commercial
                    Mortgage Securities Trust
                    STRIPS - COUPON, Series
                    2004 T16, Class X2, VRN,
                    0.89%, 9/1/08                                        347,357
         1,918,561  Bear Stearns Commercial
                    Mortgage Securities Trust, Series
                    2006 BBA7, Class A1, VRN,
                    2.58%, 9/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.11% with no caps (Acquired
                    6/5/06, Cost $1,918,561)(7)                        1,821,362
         1,456,661  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON,
                    Series 1998 C2, Class X, VRN,
                    1.68%, 9/1/08                                         80,985
            80,308  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 F10A, Class A1,
                    VRN, 2.57%, 9/15/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.10% with no caps
                    (Acquired 3/18/05,
                    Cost $80,308)(7)                                      77,977
         5,310,268  Countrywide Home Loans
                    Mortgage Pass-Through Trust,
                    Series 2007-16, Class A1,
                    6.50%, 10/25/37(5)                                 4,409,732
         1,000,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2001 CK3, Class A4 SEQ,
                    6.53%, 6/15/34                                     1,022,763
         1,300,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2002 CKN2, Class A3 SEQ,
                    6.13%, 4/15/37(5)                                  1,317,546

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,200,000  Credit Suisse Mortgage Capital
                    Certificates, Series 2007 TF2A,
                    Class A1, VRN, 2.65%, 9/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.18% with no caps
                    (Acquired 7/24/07,
                    Cost $1,200,000)(7)                                1,124,054
         1,704,965  FHLMC, Series 2567, Class OD,
                    5.00%, 8/15/15                                     1,720,269
           899,860  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14                                       901,712
         1,400,000  FHLMC, Series 2926, Class
                    EW SEQ, 5.00%, 1/15/25                             1,323,673
           652,493  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14                                      653,971
         1,087,535  FNMA, Series 2002-86, Class
                    KB SEQ, 5.00%, 5/25/16                             1,096,657
           658,316  FNMA, Series 2003-52, Class
                    KF SEQ, VRN, 2.87%, 9/25/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.40% with a cap
                    of 7.50%                                             650,780
         1,940,000  FNMA, Series 2003-92, Class PD,
                    4.50%, 3/25/17                                     1,925,087
         3,020,557  FNMA, Series 2005-63, Class
                    HA SEQ, 5.00%, 4/25/23                             3,039,208
         3,671,348  FNMA, Series 2006-44, Class OA,
                    5.50%, 12/25/26                                    3,729,832
         1,890,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG3,
                    Class A2 SEQ, 4.31%, 8/10/42                       1,874,192
           765,111  Greenwich Capital Commercial
                    Funding Corp., Series 2006 FL4A,
                    Class A1, VRN, 2.55%, 9/5/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.09% with
                    no caps (Acquired 12/14/06,
                    Cost $765,111)(7)                                    707,711
           293,563  GS Mortgage Securities Corp. II,
                    Series 2007 EOP, Class A1 VRN,
                    2.55%, 9/8/08, resets monthly off
                    the 1-month LIBOR plus 0.09%
                    with no caps                                         271,236
         3,750,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C3, Class
                    A3 SEQ, 3.85%, 5/15/27(5)                          3,597,113
         1,100,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C1, Class
                    A2 SEQ, 3.62%, 1/15/29(5)                          1,090,422
         3,080,543  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    4.57%, 6/15/29(5)                                  3,074,930
         1,570,430  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class
                    A2 SEQ, 4.82%, 4/15/30(5)                          1,563,202
         3,100,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class
                    A3 SEQ, 4.65%, 7/30/30(5)                          3,013,216
           245,596  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2006 LLFA, Class A1, VRN,
                    2.55%, 9/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps (Acquired
                    8/7/06, Cost $245,596)(7)                            231,378
            34,240  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1,
                    7.00%, 12/25/33                                       29,016
         1,286,855  Merrill Lynch Floating Trust,
                    Series 2006-1, Class A1, VRN,
                    2.54%, 9/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps (Acquired
                    10/31/06, Cost $1,286,855)(7)                      1,197,552
         1,040,301  Thornburg Mortgage Securities
                    Trust, Series 2006-5, Class A1,
                    VRN, 2.59%, 9/25/08, resets
                    monthly off the 1-month
                    LIBOR plus 0.12% with no caps                      1,002,692
         1,125,000  Washington Mutual Mortgage
                    Pass-Through Certificates,
                    Series 2005 AR4, Class A3,
                    VRN, 4.59%, 9/1/08                                 1,092,826
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                  48,773,876
(Cost $50,382,938)                                               ---------------

MUNICIPAL SECURITIES - 2.6%
         4,300,000  Clark County School District GO,
                    Series 2004 D, (Building Bonds),
                    5.00%, 12/15/14, Prerefunded
                    at 100% of Par (MBIA)(5)(8)                        4,773,602

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         4,300,000  Clark County School District GO,
                    Series 2005 C, (Building Bonds),
                    5.00%, 12/15/15, Prerefunded
                    at 100% of Par (FSA)(5)(8)                         4,798,886
         1,830,000  Georgia GO, Series 2008 B,
                    5.00%, 7/1/18(5)                                   2,041,402
         3,000,000  Gulf Gate Apartments Rev., VRDN,
                    2.51%, 9/4/08 (Acquired
                    9/29/03-11/10/03,
                    Cost $3,000,000)(7)                                3,000,000
           800,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                        749,856
         1,030,000  Orange County Housing Finance
                    Auth. Rev., Series 2002 B,
                    (Millenia), VRDN, 2.61%, 9/3/08
                    (LOC: Keybank N.A.)(5)                             1,030,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            16,393,746
(Cost $16,107,026)                                               ---------------

ADJUSTABLE-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED
SECURITIES(4) - 1.7%
         2,087,906  FHLMC, 6.81%, 8/1/36(5)                            2,131,491
         2,870,793  FHLMC, 5.99%, 11/1/36(5)                           2,920,704
         1,614,628  FNMA, 6.49%, 5/1/36(5)                             1,645,366
         1,125,667  FNMA, 6.43%, 9/1/36(5)                             1,153,135
         1,330,259  FNMA, 6.46%, 9/1/36(5)                             1,364,688
         1,421,856  FNMA, 5.95%, 6/1/37(5)                             1,450,878
                                                                 ---------------
TOTAL ADJUSTABLE-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED SECURITIES                                     10,666,262
(Cost $10,668,229)                                               ---------------

COMMERCIAL PAPER - 1.0%
         3,100,000  Crown Point Capital Co., 2.85%,
                    11/5/08 (Acquired 8/8/08,
                    Cost $3,078,158)(7)                                3,082,141
         3,100,000  Lexington Parker Capital, 2.77%,
                    9/2/08 (Acquired 6/4/08,
                    Cost $3,078,533)(7)                                3,099,017
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                 6,181,158
(Cost $6,183,810)                                                ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 0.9%
         4,825,000  FHLMC, 4.125%, 9/27/13(3)                          4,854,167
         1,000,000  FNMA, 3.00%, 7/12/10                                 998,031
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                5,852,198
(Cost $5,831,289)                                                ---------------

ASSET-BACKED SECURITIES(4) - 0.5%
           308,321  Accredited Mortgage Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    2.51%, 9/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps                                   305,523
         1,100,000  CNH Equipment Trust, Series
                    2007 C, Class A3A SEQ,
                    5.21%, 12/15/11                                    1,113,593
           390,280  Long Beach Mortgage Loan Trust,
                    Series 2006-6, Class 2A1, VRN,
                    2.51%, 9/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps                                   388,688

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
            12,972  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE2, Class A1, VRN,
                    2.53%, 9/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps                                    12,911
           450,551  SLM Student Loan Trust, Series
                    2006-5, Class A2, VRN, 2.79%,
                    10/27/08, resets quarterly off the
                    3-month LIBOR minus 0.01% with
                    no caps                                              449,372
           644,700  SLM Student Loan Trust, Series
                    2006-10, Class A2, VRN, 2.81%,
                    10/27/08, resets quarterly off the
                    3-month LIBOR plus 0.01% with
                    no caps                                              643,484
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                          2,913,571
(Cost $2,906,747)                                                ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 0.1%
            77,000  Hydro Quebec, 8.40%, 1/15/22                         102,083
           685,000  Province of Quebec,
                    5.00%, 7/17/09                                       696,440
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                   798,523
(Cost $780,614)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 14.0%
        58,800,000  FHLB Discount Notes,
                    1.95%, 9/2/08(5)(9)                               58,800,000

Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 3.00%, 7/15/12,
valued at $31,045,641), in a joint trading
account at 1.95%, dated 8/29/08,
due 9/2/08 (Delivery value $30,495,746)(5)                            30,489,140
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                      89,289,140
(Cost $89,285,955)                                               ---------------

TEMPORARY CASH INVESTMENTS -
SEGREGATED FOR FUTURES CONTRACTS - 0.2%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 3.00%, 7/15/12,
valued at $1,436,612), in a joint trading account
at 1.95%, dated 8/29/08, due 9/2/08
(Delivery value $1,411,166)                                            1,410,860
(Cost $1,410,860)                                                ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(10) - 4.4%
Repurchase Agreement, Barclays Capital Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.12%, dated 8/29/08,
due 9/2/08 (Delivery value $5,501,296)                                 5,500,000

Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.12%, dated 8/29/08,
due 9/2/08 (Delivery value $5,501,296)                                 5,500,000

Repurchase Agreement, Credit Suisse Securities
USA LLC, (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 2.12%,
dated 8/29/08, due 9/2/08
(Delivery value $5,501,296)                                            5,500,000

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
Repurchase Agreement, Deutsche Bank
Securities Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 2.12%,
dated 8/29/08, due 9/2/08
(Delivery value $5,501,296)                                            5,500,000

Repurchase Agreement, UBS Securities LLC,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.10%, dated 8/29/08,
due 9/2/08 (Delivery value $5,798,249)                                 5,796,896
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                         27,796,896
(Cost $27,796,896)                                               ---------------

TOTAL INVESTMENT SECURITIES - 109.9%                                 699,216,087
                                                                 ---------------
(Cost $677,160,104)

OTHER ASSETS AND LIABILITIES - (9.9)%                               (62,893,810)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 636,322,277
                                                                 ===============

FUTURES CONTRACTS
                                   Expiration      Underlying Face   Unrealized
Contracts Purchased                   Date         Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
 22  S&P 500 E-Mini Futures       September 2008    $  1,410,860       $41,523
503  U.S. Treasury 2-Year Notes   December 2008      106,777,469        38,165
 59  U.S. Treasury 5-Year Notes   December 2008        6,604,312           789
                                                   -----------------------------
                                                    $114,792,641       $80,477
                                                   =============================

                                   Expiration      Underlying Face   Unrealized
Contracts Sold                        Date         Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
 64  U.S. Long Bond               December 2008      $ 7,508,000      $(19,144)
237  U.S. Treasury 10-Year Notes  December 2008       27,373,500       (78,299)
                                                   -----------------------------
                                                     $34,881,500      $(97,443)
                                                   =============================

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
SWAP AGREEMENTS
                                                                     Unrealized
Notional Amount   Description of Agreement        Expiration Date    Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$6,500,000        Pay quarterly a fixed rate      June 2012           $282,063
                  equal to 0.35% multiplied by
                  the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of one of the issues of Dow
                  Jones CDX N.A. Investment
                  Grade 8, par value of the
                  proportional notional amount.
 1,525,000        Pay quarterly a fixed rate      September 2012        87,940
                  equal to 0.63% multiplied by
                  the notional amount and
                  receive from Deutsche Bank AG
                  upon each default event of
                  Morgan Stanley, par value of
                  the proportional notional
                  amount of Morgan Stanley,
                  6.60%, 4/1/12.
   690,000        Pay quarterly a fixed rate      December 2012         70,548
                  equal to 0.73% multiplied by
                  the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of American International
                  Group, Inc., par value of
                  the proportional notional
                  amount of American
                  International Group, Inc.,
                  4.25%, 5/15/13.
   280,000        Pay quarterly a fixed rate      March 2013            (4,418)
                  equal to 0.70% multiplied by
                  the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of Rohm & Haas Co., par value
                  of the proportional notional
                  amount of Rohm & Haas Co.,
                  7.85%, 7/15/29.
 1,120,000        Pay quarterly a fixed rate      June 2013             (2,159)
                  equal to 0.60% multiplied by
                  the notional amount and
                  receive from Deutsche Bank AG
                  upon each default event of
                  Marsh & McLennan Companies,
                  Inc., par value of the
                  proportional notional amount
                  of Marsh & McLennan Companies,
                  Inc., 5.375%, 7/15/14.
 1,300,000        Pay quarterly a fixed rate      June 2013              2,593
                  equal to 1.28% multiplied by
                  the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of Staples, Inc., par value
                  of the proportional notional
                  amount of Staples, Inc.,
                  7.375%, 10/1/12.
 3,200,000        Pay quarterly a fixed rate      March 2017            66,556
                  equal to 0.12% multiplied by
                  the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of Pfizer Inc., par value
                  of the proportional notional
                  amount of Pfizer Inc.,
                  4.65%, 3/1/18.
 1,520,000        Pay quarterly a fixed rate      September 2017        98,911
                  equal to 0.64% multiplied by
                  the notional amount and
                  receive from Deutsche Bank
                  AG upon each default event
                  of JPMorgan Chase & Co.,
                  par value of the proportional
                  notional amount of JPMorgan
                  Chase & Co., 6.75%, 2/1/11.
                                                                    ------------
                                                                      $602,034
                                                                    ============

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CDX = Credit Derivative Indexes
CVA = Certificaten Van Aandelen
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MASTR = Mortgage Asset Securitization Transactions, Inc.
MBIA = MBIA Insurance Corporation
ORD = Foreign Ordinary Share
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SDR = Swedish Depositary Receipt
SEQ = Sequential Payer
SPDR = Standard and Poor's Depositary Receipt
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2008.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective August 31, 2008.
(1) Industry is less than 0.05% of total net assets.
(2) Non-income producing.
(3) Security, or a portion thereof, was on loan as of August 31, 2008. The aggregate value of securities on loan at August 31, 2008, was $27,919,174.
(4) Final maturity indicated, unless otherwise noted.
(5) Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.
(6) Forward commitment.
(7) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2008, was
    $19,843,107, which represented 3.1% of total net assets.
(8) Escrowed to maturity in U.S. government securities or state and local government securities.
(9) The rate indicated is the yield to maturity at purchase.
(10) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. The total value of all collateral received at August 31, 2008 was $30,127,525.

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of August 31,
2008:

                                                                 UNREALIZED GAIN
                                                   VALUE OF      (LOSS) ON OTHER
                                                  INVESTMENT        FINANCIAL
              VALUATION INPUTS                    SECURITIES       INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                          $211,962,910        $(16,966)
Level 2 - Other Significant Observable Inputs     487,253,177         602,034
Level 3 - Significant Unobservable Inputs                   -               -
                                                --------------------------------
                                                 $699,216,087        $585,068
                                                ================================
* Includes futures contracts and swap agreements.

3. FEDERAL TAX INFORMATION

As of August 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $684,650,107
                                                                 ===============
Gross tax appreciation of investments                              $ 38,810,282
Gross tax depreciation of investments                               (24,244,302)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 14,565,980
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
STRATEGIC ALLOCATION: MODERATE FUND
AUGUST 31, 2008

[american century investments logo and text logo ®]

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 59.6%
AEROSPACE & DEFENSE - 1.1%
            57,140  BAE Systems plc ORD                           $      498,775
            56,467  Boeing Co.                                         3,701,977
            19,350  Finmeccanica SpA ORD                                 518,038
            15,039  General Dynamics Corp.                             1,388,100
             3,241  Goodrich Corp.                                       166,101
            61,200  Honeywell International Inc.                       3,070,404
             2,885  L-3 Communications Holdings, Inc.                    299,867
            23,253  Lockheed Martin Corp.                              2,707,579
            39,157  Northrop Grumman Corp.                             2,696,031
            57,275  Raytheon Co.                                       3,435,927
                                                                 ---------------
                                                                      18,482,799
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.3%
             3,574  C.H. Robinson Worldwide Inc.                         186,241
             7,457  FedEx Corp.                                          617,589
            63,637  United Parcel Service, Inc. Cl B                   4,080,404
                                                                 ---------------
                                                                       4,884,234
                                                                 ---------------
AIRLINES(1)
            48,704  Southwest Airlines Co.                               741,762
                                                                 ---------------
AUTO COMPONENTS - 0.3%
            19,882  Autoliv, Inc.                                        763,270
            51,000  BorgWarner, Inc.                                   2,108,850
            42,220  Hankook Tire Co. Ltd. ORD(2)                         616,765
            13,683  Johnson Controls, Inc.                               423,078
            24,082  TRW Automotive
                    Holdings Corp.(2)                                    461,893
                                                                 ---------------
                                                                       4,373,856
                                                                 ---------------
AUTOMOBILES - 0.2%
            22,308  Ford Motor Co.(2)(3)                                  99,494
            11,700  Honda Motor Co., Ltd. ORD                            381,020
            17,450  Hyundai Motor Company ORD                          1,138,402
            73,000  Isuzu Motors Ltd. ORD                                274,397
            12,840  Thor Industries Inc.(3)                              295,063
            31,100  Toyota Motor Corp. ORD                             1,394,468
                                                                 ---------------
                                                                       3,582,844
                                                                 ---------------
BEVERAGES - 0.8%
            10,525  Anheuser-Busch Companies, Inc.                       714,227
             8,010  Carlsberg AS B Shares ORD                            710,404
            32,244  Central European
                    Distribution Corp.(2)                              1,860,156
            97,400  Coca-Cola Co. (The)                                5,071,617
            21,970  Coca-Cola Hellenic Bottling Co.
                    SA ORD                                               541,489
            32,000  Pepsi Bottling Group Inc.                            946,560
            70,245  PepsiCo, Inc.                                      4,810,378
                                                                 ---------------
                                                                      14,654,831
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.0%
            48,600  Alexion
                    Pharmaceuticals Inc.(2)(3)                         2,190,888
           103,527  Amgen Inc.(2)                                      6,506,671
             8,889  Celgene Corp.(2)                                     616,008
            32,503  Cephalon, Inc.(2)                                  2,490,380
           100,717  CSL Ltd. ORD                                       3,514,838
            13,400  Genentech, Inc.(2)                                 1,323,250
                                                                 ---------------
                                                                      16,642,035
                                                                 ---------------
BUILDING PRODUCTS - 0.1%
            11,500  Daikin Industries Ltd. ORD                           389,351
            17,314  Masco Corp.                                          330,005
            25,489  Sung Kwang Bend Co.,
                    Ltd. ORD(2)                                          436,344
                                                                 ---------------
                                                                       1,155,700
                                                                 ---------------
CAPITAL MARKETS - 1.6%
            21,728  AllianceBernstein Holding L.P.                     1,178,309
             8,759  Ameriprise Financial Inc.                            393,717
            81,191  Bank of New York
                    Mellon Corp. (The)                                 2,810,021
            33,926  Charles Schwab Corp. (The)                           813,885
            13,930  EFG International AG ORD                             423,905
             3,008  Federated Investors Inc. Cl B                        100,588
            18,416  Goldman Sachs Group, Inc. (The)                    3,019,672
            19,094  ICAP plc ORD                                         165,491
            57,400  Invesco Ltd.                                       1,471,162
             3,691  Janus Capital Group Inc.                              99,546
            33,590  Julius Baer Holding AG ORD                         2,045,599
             4,633  Knight Capital Group, Inc. Cl A(2)                    79,873
            22,826  Legg Mason, Inc.                                   1,016,442
           215,924  Man Group plc ORD                                  2,230,913
            10,016  Merrill Lynch & Co., Inc.                            283,954
            85,958  Morgan Stanley                                     3,509,664
            41,971  Northern Trust Corp.                               3,374,049
            28,621  Raymond James Financial, Inc.                        882,385
            46,595  State Street Corp.                                 3,153,084
            40,100  Waddell & Reed Financial, Inc.
                    Cl A                                               1,291,220
                                                                 ---------------
                                                                      28,343,479
                                                                 ---------------
CHEMICALS - 2.0%
               849  Ashland Inc.                                          34,750
            10,975  CF Industries Holdings, Inc.                       1,672,590
             3,527  DC Chemical Co., Ltd. ORD(2)                         956,399
            57,681  du Pont (E.I.) de Nemours & Co.                    2,563,343
             9,500  FMC Corp.                                            698,630
            24,856  International Flavors &
                    Fragrances Inc.                                      999,460
            28,218  Intrepid Potash, Inc.(2)                           1,336,404
           119,987  Israel Chemicals Ltd. ORD                          1,988,680
            23,930  Johnson Matthey plc ORD                              707,136
            12,698  K+S AG ORD                                         1,538,308
            15,260  Linde AG ORD                                       1,922,319
             5,714  Minerals Technologies Inc.                           375,296
            55,966  Monsanto Co.                                       6,394,115

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             9,217  Mosaic Co. (The)                                     983,823
            23,300  PPG Industries, Inc.                               1,464,638
           232,900  PTT Chemical PCL ORD(2)                              513,550
            20,509  SGL Carbon AG ORD(2)                               1,235,805
             4,400  Shin-Etsu Chemical Co., Ltd. ORD                     245,529
             2,380  Sigma-Aldrich Corp.                                  135,089
            21,302  Syngenta AG ORD                                    5,717,989
           226,000  Taiwan Fertilizer Co., Ltd. ORD                      692,532
            25,111  Uralkali GDR (Acquired
                    10/15/07-8/14/08,
                    Cost $707,226)(4)                                  1,066,603
             8,220  Yara International ASA ORD                           508,151
                                                                 ---------------
                                                                      33,751,139
                                                                 ---------------
COMMERCIAL BANKS - 2.5%
            27,028  Anglo Irish Bank Corp. plc ORD                       233,314
            51,154  Associated Banc-Corp(3)                              895,195
            58,300  Banco do Brasil SA ORD                               847,111
           119,620  Banco Santander SA ORD                             2,034,418
            16,672  BB&T Corp.(3)                                        500,160
            19,200  BNP Paribas ORD                                    1,732,484
             5,322  BRE Bank SA ORD(2)                                   827,513
           568,000  China Merchants Bank Co., Ltd.
                    H Shares ORD                                       1,896,651
            14,712  Credicorp Ltd.                                     1,034,695
           298,673  Grupo Financiero Banorte,
                    SAB de CV ORD                                      1,198,555
            65,400  Hang Seng Bank Ltd. ORD                            1,292,427
           119,960  HSBC Holdings plc ORD(3)                           1,887,243
         2,331,000  Industrial and Commercial Bank
                    of China Ltd. H Shares ORD                         1,600,502
           109,560  Intesa Sanpaolo SpA ORD                              588,667
             6,460  KBC Groupe ORD                                       616,887
             5,726  Komercni Banka AS ORD                              1,269,780
            60,698  Marshall & Ilsley Corp.(3)                           934,749
            49,830  National Bank of Greece SA ORD                     2,218,535
            85,700  National City Corp.(3)                               431,928
            52,694  Powszechna Kasa Oszczednosci
                    Bank Polski SA ORD                                 1,130,788
           196,410  Regions Financial Corp.                            1,820,721
            43,465  Royal Bank of Canada                               1,985,481
           206,699  Sberbank ORD                                         486,466
            47,550  Standard Chartered plc ORD                         1,292,269
               100  Sumitomo Mitsui Financial
                    Group Inc. ORD                                       608,623
            20,208  SunTrust Banks, Inc.                                 846,513
           139,247  Turkiye Garanti Bankasi
                    AS ORD(2)                                            413,329
            69,072  U.S. Bancorp                                       2,200,633
            64,500  Unibanco-Uniao de Bancos
                    Brasileiros SA ORD                                   772,112
            81,000  United Overseas Bank Ltd. ORD                      1,080,249
            65,900  Wachovia Corp.                                     1,047,151
           201,291  Wells Fargo & Co.                                  6,093,078
            17,000  Westpac Banking Corp. ORD                            339,238
            12,539  Zions Bancorporation(3)                              336,547
                                                                 ---------------
                                                                      42,494,012
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.6%
             8,700  Allied Waste Industries Inc.(2)                      116,928
            43,838  Avery Dennison Corp.                               2,114,745
            81,269  Capita Group plc ORD                               1,046,745
            14,300  FTI Consulting, Inc.(2)                            1,049,620
            65,473  Pitney Bowes, Inc.                                 2,235,902

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            41,134  R.R. Donnelley & Sons Co.                          1,146,816
            14,027  Republic Services, Inc.                              461,067
             7,000  Robert Half International Inc.                       179,200
               970  SGS SA ORD                                         1,242,870
             3,155  Suez Environnement SA ORD(2)                          90,615
            43,882  Waste Management, Inc.                             1,543,769
                                                                 ---------------
                                                                      11,228,277
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.9%
           193,794  Cisco Systems Inc.(2)                              4,660,746
            49,900  Corning Inc.                                       1,024,946
           155,821  Motorola, Inc.                                     1,467,834
            52,230  Nokia Oyj ORD                                      1,313,911
            95,747  QUALCOMM Inc.                                      5,041,079
            18,730  Research In Motion Ltd.(2)                         2,277,568
                                                                 ---------------
                                                                      15,786,084
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.1%
            44,690  Apple Inc.(2)                                      7,576,297
            54,400  Dell Inc.(2)                                       1,182,112
            20,956  Diebold, Inc.                                        830,905
            70,728  EMC Corp.(2)                                       1,080,724
           143,873  Hewlett-Packard Co.                                6,750,521
            36,654  Lexmark International, Inc. Cl A(2)                1,318,444
            43,339  Western Digital Corp.(2)                           1,181,421
                                                                 ---------------
                                                                      19,920,424
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.6%
            79,991  Boart Longyear Group ORD                             134,487
           359,000  China Communications
                    Construction Co. Ltd.
                    H Shares ORD                                         608,371
             5,360  FLSmidth & Co. AS ORD                                427,986
            26,784  Fluor Corp.                                        2,146,202
            29,702  Foster Wheeler Ltd.(2)                             1,475,892
             5,610  Hochtief AG ORD                                      473,802
             8,252  Orascom Construction
                    Industries ORD                                       522,600
           108,621  Quanta Services, Inc.(2)                           3,469,355
            20,000  Shaw Group Inc. (The)(2)                             990,800
                                                                 ---------------
                                                                      10,249,495
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.1%
         1,381,000  Asia Cement China
                    Holdings Corp. ORD(2)                                884,619
           470,554  Asia Cement Corp. ORD                                518,568
                                                                 ---------------
                                                                       1,403,187
                                                                 ---------------
CONSUMER FINANCE - 0.3%
            17,428  Capital One Financial Corp.                          769,272
            80,229  Discover Financial Services                        1,319,767
           152,950  Redecard SA ORD                                    2,774,013
                                                                 ---------------
                                                                       4,863,052
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 0.4%
           103,509  Bemis Co., Inc.                                    2,889,971
            71,600  Crown Holdings Inc.(2)                             1,986,184
            31,086  Owens-Illinois Inc.(2)                             1,386,436
             9,635  Rock-Tenn Co. Cl A                                   353,412
             4,711  Sonoco Products Co.                                  162,812
                                                                 ---------------
                                                                       6,778,815
                                                                 ---------------
DISTRIBUTORS - 0.1%
            20,118  Genuine Parts Co.                                    853,406
           326,000  Li & Fung Ltd. ORD                                   997,220
                                                                 ---------------
                                                                       1,850,626
                                                                 ---------------
DIVERSIFIED - 0.4%
           126,200  Financial Select Sector
                    SPDR Fund                                          2,690,584
            12,950  iShares MSCI EAFE Growth
                    Index Fund(3)                                        840,196
             8,330  iShares MSCI EAFE Index Fund                         529,538
             8,270  iShares MSCI Emerging Markets
                    Index Fund(3)                                        331,214
           131,370  iShares MSCI Japan Index Fund                      1,500,245
            13,000  iShares Russell 1000 Growth
                    Index Fund                                           710,840
             4,400  Midcap SPDR Trust Series 1                           652,080
                                                                 ---------------
                                                                       7,254,697
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.3%
            11,100  Benesse Corp. ORD                                    486,668
            58,400  Corinthian Colleges Inc.(2)                          774,968
            12,900  DeVry Inc.                                           665,382
            49,279  H&R Block, Inc.                                    1,258,586
            22,000  ITT Educational Services Inc.(2)                   1,956,020
             4,267  Strayer Education, Inc.                              895,387
                                                                 ---------------
                                                                       6,037,011
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.5%
           279,150  Bank of America Corp.                              8,692,731
           144,700  BM&FBOVESPA SA -
                    Bolsa de Valores,
                    Mercadorias e Futuros ORD                          1,105,750
           209,500  Citigroup Inc.                                     3,978,405
            16,060  Deutsche Boerse AG ORD                             1,523,414
           240,854  JPMorgan Chase & Co.                               9,270,471
            16,442  McGraw-Hill Companies, Inc.
                    (The)                                                704,375
           398,342  Power Finance Corp. Ltd. ORD                       1,206,421
                                                                 ---------------
                                                                      26,481,567
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.5%
           422,098  AT&T Inc.                                        13,327,7438
             2,573  CenturyTel Inc.                                       99,395
            15,810  Embarq Corp.                                         745,600
            26,200  GVT Holding SA ORD(2)                                593,256
            66,370  Koninklijke KPN N.V. ORD                           1,126,699

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             8,042  Telefonica O2 Czech Republic
                    AS ORD                                               249,021
            75,060  Telefonica SA ORD                                  1,856,708
           112,472  Telekomunikacja Polska SA ORD                      1,128,343
           181,372  Verizon Communications Inc.                        6,369,785
            10,201  Windstream Corp.                                     126,696
                                                                 ---------------
                                                                      25,623,246
                                                                 ---------------
ELECTRIC UTILITIES - 1.2%
            52,791  CEZ AS ORD                                         3,985,190
             7,581  Edison International                                 348,120
            25,035  Entergy Corp.                                      2,588,369
            28,843  Exelon Corp.                                       2,190,914
            41,710  Fortum Oyj ORD                                     1,711,411
            41,019  FPL Group, Inc.                                    2,463,601
            35,756  IDACORP, Inc.                                      1,065,529
           498,641  Power Grid Corp.
                    of India Ltd. ORD(2)                               1,047,958
            42,324  PPL Corp.                                          1,852,521
            88,120  Scottish and Southern Energy
                    plc ORD                                            2,319,173
             7,384  Southern Co.                                         276,974
            68,567  Westar Energy Inc.                                 1,553,043
                                                                 ---------------
                                                                      21,402,803
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.4%
            78,900  ABB Ltd. ORD                                       1,933,375
            18,880  ALSTOM Co. ORD                                     1,921,807
            18,708  American Superconductor
                    Corp.(2)(3)                                          459,656
           655,000  China High Speed Transmission
                    Equipment Group Co., Ltd. ORD                      1,281,154
            51,300  Cooper Industries, Ltd. Cl A                       2,443,932
            84,155  Emerson Electric Co.                               3,938,455
            16,700  Energy Conversion Devices Inc.(2)                  1,255,339
            10,000  First Solar Inc.(2)                                2,766,500
            30,080  Gamesa Corporacion Tecnologica
                    SA ORD                                             1,424,780
            23,259  Hubbell Inc. Cl B                                  1,011,999
            40,200  JA Solar Holdings Co., Ltd. ADR(2)                   716,766
            51,000  Mitsubishi Electric Corp. ORD                        434,857
            10,191  Q-Cells AG ORD(2)                                  1,024,565
            27,080  Vestas Wind Systems AS ORD(2)                      3,676,426
                                                                 ---------------
                                                                      24,289,611
                                                                 ---------------
ELECTRONIC EQUIPMENT,
INSTRUMENTS & COMPONENTS - 0.4%
            16,900  Amphenol Corp. Cl A                                  803,088
           282,449  AU Optronics Corp. ORD                               338,160
           181,748  Celestica Inc.(2)                                  1,526,683
            77,200  Flextronics International Ltd.(2)                    688,624
           127,760  Hon Hai Precision Industry Co.,
                    Ltd. ORD(2)                                          641,558
            53,197  Molex Inc.                                         1,283,112
            27,263  Tyco Electronics Ltd.                                897,225
                                                                 ---------------
                                                                       6,178,450
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 1.9%
            72,870  AMEC plc ORD                                       1,117,914
           500,000  China Oilfield Services Ltd. ORD                     667,602
            27,000  Dresser-Rand Group Inc.(2)                         1,095,120
            25,391  ENSCO International Inc.                           1,721,002
            21,900  FMC Technologies Inc.(2)                           1,172,964
            31,543  Halliburton Co.                                    1,385,999
            65,400  Helmerich & Payne, Inc.                            3,735,648
         2,858,600  KNM Group Bhd ORD                                  1,249,470
            48,967  National Oilwell Varco, Inc.(2)                    3,610,337
             5,901  Noble Corp.                                          296,761
             7,378  Oil States International, Inc.(2)                    410,438
            22,600  Patterson-UTI Energy Inc.                            642,292
            64,534  Saipem SpA ORD                                     2,560,990
         1,962,700  SapuraCrest Petroleum Bhd ORD                        754,129
            27,223  Schlumberger Ltd.                                  2,564,951
            24,680  Seadrill Ltd. ORD                                    673,660
            30,666  Smith International, Inc.                          2,137,420
            21,902  Tenaris SA ADR                                     1,197,820
            19,400  Transocean Inc.(2)                                 2,467,680
            78,000  Weatherford International Ltd.(2)                  3,009,240
                                                                 ---------------
                                                                      32,471,437
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.2%
             9,792  Costco Wholesale Corp.                               656,652
            12,400  FamilyMart Co., Ltd. ORD(3)                          504,939
           137,732  Kroger Co. (The)                                   3,804,158
            12,330  Shoppers Drug Mart Corp. ORD                         643,234
            43,985  SYSCO Corp.                                        1,400,043
           357,224  Tesco plc ORD                                      2,477,228
            30,500  Walgreen Co.                                       1,111,115
           168,772  Wal-Mart Stores, Inc.                              9,969,361
            25,443  X5 Retail Group N.V. GDR(2)                          691,547
                                                                 ---------------
                                                                      21,258,277
                                                                 ---------------
FOOD PRODUCTS - 1.5%
            95,780  Cadbury plc ORD                                    1,099,653
            15,159  Campbell Soup Co.                                    558,003
           254,000  China Yurun Food Group Ltd. ORD                      436,098
            91,248  ConAgra Foods, Inc.                                1,940,845
            27,050  General Mills, Inc.                                1,790,169
            15,570  Groupe Danone ORD                                  1,083,519
            51,094  H.J. Heinz Co.                                     2,571,050
            30,314  Hershey Co. (The)                                  1,094,032
            44,620  Kellogg Co.                                        2,429,113
           135,688  Kraft Foods Inc. Cl A                              4,275,528
           112,040  Nestle SA ORD                                      4,936,448
           274,500  PT Astra Agro Lestari Tbk ORD                        536,071
            67,002  Unilever N.V. CVA                                  1,850,522
            35,700  Unilever N.V. New York Shares                        985,320
         1,934,000  Want Want China
                    Holdings Ltd. ORD                                    860,863
                                                                 ---------------
                                                                      26,447,234
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
GAS UTILITIES - 0.1%
             9,493  Nicor Inc.                                           435,634
            12,409  Southwest Gas Corp.                                  376,613
            17,313  WGL Holdings Inc.                                    557,479
                                                                 ---------------
                                                                       1,369,726
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
            34,506  Baxter International Inc.                          2,338,127
            21,405  Beckman Coulter, Inc.                              1,580,117
            42,595  Becton, Dickinson & Co.                            3,721,951
            16,700  C.R. Bard, Inc.                                    1,560,615
            23,400  Covidien Ltd.                                      1,265,238
            26,300  DENTSPLY International Inc.                        1,030,697
             7,977  Edwards Lifesciences Corp.(2)                        472,318
             8,300  Gen-Probe Inc.(2)                                    495,925
             2,727  Hospira Inc.(2)                                      110,062
             6,300  Idexx Laboratories, Inc.(2)                          354,690
             4,900  Intuitive Surgical Inc.(2)                         1,446,823
           107,667  Medtronic, Inc.                                    5,878,618
            23,751  Mindray Medical
                    International Ltd. ADR                               923,676
            13,300  St. Jude Medical, Inc.(2)                            609,539
            19,800  Terumo Corp. ORD                                   1,108,445
            25,400  Varian Medical Systems, Inc.(2)                    1,604,264
                                                                 ---------------
                                                                      24,501,105
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.1%
            54,331  CIGNA Corp.                                        2,275,382
            91,217  Express Scripts, Inc.(2)                           6,696,240
            38,710  Fresenius Medical Care AG
                    & Co. KGaA ORD                                     2,079,744
            10,544  LifePoint Hospitals Inc.(2)                          355,755
            59,400  Medco Health Solutions Inc.(2)                     2,782,890
            50,100  Omnicare, Inc.                                     1,615,725
            16,233  Owens & Minor Inc.                                   748,666
            11,800  Quest Diagnostics Inc.                               637,790
            49,610  Sonic Healthcare Ltd. ORD                            612,938
            14,500  VCA Antech Inc.(2)                                   445,730
            19,112  WellPoint Inc.(2)                                  1,008,922
                                                                 ---------------
                                                                      19,259,782
                                                                 ---------------
HEALTH CARE TECHNOLOGY(1)
             5,752  IMS Health Inc.                                      127,809
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.7%
             6,310  Accor SA ORD                                         417,353
           250,500  Compass Group plc ORD                              1,667,155
            30,800  Darden Restaurants, Inc.                             902,132
            28,791  International Speedway Corp. Cl A                  1,142,139
            73,382  McDonald's Corp.                                   4,553,353
             2,456  Orascom Development Holding
                    AG ORD(2)                                            220,663
            24,100  Panera Bread Co. Cl A(2)(3)                        1,295,134
            57,782  Speedway Motorsports Inc.                          1,278,716

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            23,300  Starbucks Corp.(2)                                   362,548
           135,980  TUI Travel plc ORD                                   520,848
                                                                 ---------------
                                                                      12,360,041
                                                                 ---------------
HOUSEHOLD DURABLES - 0.3%
            34,500  KB Home                                              717,600
            10,500  Mohawk Industries Inc.(2)(3)                         725,025
            62,400  Newell Rubbermaid Inc.                             1,129,440
             4,664  NVR, Inc.(2)                                       2,787,812
             1,129  Snap-on Inc.                                          64,376
             1,164  Tupperware Brands Corp.                               41,578
             6,072  Whirlpool Corp.                                      494,018
                                                                 ---------------
                                                                       5,959,849
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.1%
            31,865  Clorox Co.                                         1,883,222
            14,436  Colgate-Palmolive Co.                              1,097,569
            76,228  Kimberly-Clark Corp.                               4,701,743
           113,223  Procter & Gamble Co. (The)                         7,899,569
            52,495  Reckitt Benckiser Group plc ORD                    2,653,761
             5,700  Uni-Charm Corp. ORD                                  424,661
                                                                 ---------------
                                                                      18,660,525
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.3%
           155,680  International Power plc ORD                        1,120,171
            37,141  NRG Energy Inc.(2)                                 1,397,987
           146,733  Reliant Energy, Inc.(2)                            2,498,863
            31,600  Tractebel Energia SA ORD                             385,241
                                                                 ---------------
                                                                       5,402,262
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.2%
            16,471  3M Co.                                             1,179,324
            46,490  Enka Insaat ve Sanayi AS ORD                         414,739
           594,939  General Electric Co.                              16,717,785
            58,000  Keppel Corp. Ltd. ORD                                403,618
            10,070  Siemens AG ORD                                     1,095,382
            16,200  Tyco International Ltd.                              694,656
                                                                 ---------------
                                                                      20,505,504
                                                                 ---------------
INSURANCE - 2.1%
            47,290  ACE Ltd.                                           2,487,927
            58,246  Admiral Group plc ORD                              1,031,286
            65,516  Allstate Corp.                                     2,956,737
            33,329  American Financial Group, Inc.                       950,876
           135,415  American International Group, Inc.                 2,910,068
            29,443  Arch Capital Group Ltd.(2)                         2,053,944
            14,533  Aspen Insurance Holdings Ltd.                        393,844
            91,293  AXA SA ORD                                         2,929,153
                 9  Berkshire Hathaway Inc. Cl A(2)                    1,049,400

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           390,750  Cathay Financial Holding Co.,
                    Ltd. ORD                                             753,893
            41,898  Chubb Corp.                                        2,011,523
            32,996  Hartford Financial Services
                    Group Inc. (The)                                   2,081,388
            14,300  Loews Corp.                                          622,006
            51,440  Marsh & McLennan
                    Companies, Inc.                                    1,642,479
            29,915  MetLife, Inc.                                      1,621,393
            44,120  Prudential Financial, Inc.                         3,252,086
             6,217  Samsung Fire & Marine Insurance
                    Co., Ltd. ORD(2)                                   1,129,037
               587  Sony Financial Holdings Inc. ORD                   2,181,101
            19,900  Torchmark Corp.                                    1,188,826
            45,694  Travelers Companies, Inc. (The)                    2,017,847
                                                                 ---------------
                                                                      35,264,814
                                                                 ---------------
INTERNET & CATALOG RETAIL(1)
               789  Amazon.com, Inc.(2)                                   63,759
               320  Rakuten, Inc. ORD(2)                                 178,191
                                                                 ---------------
                                                                         241,950
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.3%
             8,077  Google Inc. Cl A(2)                                3,741,993
            24,500  Netease.com ADR(2)                                   639,695
            13,200  Sohu.com Inc.(2)                                     993,960
                                                                 ---------------
                                                                       5,375,648
                                                                 ---------------
IT SERVICES - 1.6%
            78,239  Accenture Ltd. Cl A                                3,235,965
            15,900  Fiserv, Inc.(2)                                      824,574
            29,000  Global Payments Inc.                               1,398,090
            33,170  Indra Sistemas SA ORD                                849,717
            76,293  International Business
                    Machines Corp.                                     9,287,146
            12,400  MasterCard Inc. Cl A                               3,007,620
            14,801  Metavante Technologies Inc.(2)                       349,896
           177,320  Rolta India Ltd. ORD                               1,313,775
            15,360  Tata Consultancy Services
                    Ltd. ORD                                             281,724
            18,345  Visa Inc. Cl A                                     1,392,386
           204,048  Western Union Co. (The)                            5,635,806
                                                                 ---------------
                                                                      27,576,699
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.1%
            14,248  Hasbro, Inc.                                         532,875
             9,846  Polaris Industries Inc.(3)                           443,956
            13,770  RC2 Corp.(2)                                         346,591
                                                                 ---------------
                                                                       1,323,422
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.5%
             8,897  Invitrogen Corp.(2)                                  377,767
             5,510  Lonza Group AG ORD                                   778,823
               899  Millipore Corp.(2)                                    67,434
            35,400  PAREXEL International Corp.(2)                     1,124,658

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            18,800  QIAGEN N.V.(2)                                       398,184
            98,153  Thermo Fisher Scientific Inc.(2)                   5,944,145
                                                                 ---------------
                                                                       8,691,011
                                                                 ---------------
MACHINERY - 1.5%
             8,920  AGCO Corp.(2)                                        549,740
            37,400  Bucyrus International, Inc.                        2,612,390
            61,193  Caterpillar Inc.                                   4,328,181
            10,900  Doosan Infracore Co., Ltd. ORD                       211,002
            25,085  Dover Corp.                                        1,238,697
            27,800  Eaton Corp.                                        2,034,404
            35,300  Flowserve Corp.                                    4,663,835
            24,538  GEA Group AG ORD                                     773,234
            30,500  Ingersoll-Rand Company Ltd. Cl A                   1,126,365
            60,000  Japan Steel Works Ltd.
                    (The) ORD                                          1,040,768
            18,000  Kurita Water Industries Ltd. ORD                     585,096
            37,000  Lupatech SA ORD(2)                                 1,381,992
            17,035  Parker-Hannifin Corp.                              1,091,432
         1,069,250  PT United Tractors Tbk ORD                         1,204,799
           145,000  SembCorp Marine Ltd. ORD                             385,434
            14,434  Taewoong Co. Ltd. ORD(2)                           1,256,313
             2,670  Vallourec ORD                                        744,445
            11,871  Valmont Industries, Inc.                           1,267,111
                                                                 ---------------
                                                                      26,495,238
                                                                 ---------------
MARINE(1)
            66,000  Mitsui O.S.K. Lines, Ltd. ORD                        785,563
                                                                 ---------------
MEDIA - 1.2%
            43,500  CBS Corp. Cl B                                       703,830
            97,007  Comcast Corp. Cl A                                 2,054,608
            81,969  DIRECTV Group, Inc. (The)(2)                       2,312,345
            82,713  DISH Network Corp. Cl A(2)                         2,333,334
            48,200  Gannett Co., Inc.                                    857,478
            40,488  Naspers Ltd. ORD                                   1,016,574
             6,278  Omnicom Group Inc.                                   266,124
            59,150  Reed Elsevier plc ORD                                675,036
            38,300  Scripps Networks Interactive, Inc.                 1,590,982
           111,810  SES SA Fiduciary
                    Depositary Receipt                                 2,697,915
           133,400  Time Warner Inc.                                   2,183,758
            39,400  Viacom Inc. Cl B(2)                                1,161,512
            45,260  Vivendi ORD                                        1,750,165
            43,145  Walt Disney Co. (The)                              1,395,741
                                                                 ---------------
                                                                      20,999,402
                                                                 ---------------
METALS & MINING - 1.5%
            35,148  Anglo American plc ORD                             1,870,974
            37,207  Antofagasta plc ORD                                  418,664
            27,511  Aquarius Platinum Ltd. ORD                           245,766
            69,729  BHP Billiton Ltd. ORD                              2,455,554
            21,958  CAP SA ORD                                           794,385
           127,211  Cia Vale do Rio Doce ADR                           3,377,453

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            23,300  Cleveland-Cliffs Inc.                              2,358,426
            68,350  Exxaro Resources Ltd. ORD                          1,019,276
           215,290  Feng Hsin Iron & Steel Co.,
                    Ltd. ORD                                             412,543
            33,978  Freeport-McMoRan Copper
                    & Gold, Inc.                                       3,034,916
            25,361  Jindal Steel & Power Ltd. ORD                      1,090,446
           137,000  Kobe Steel Ltd. ORD                                  329,145
            27,734  Kumba Iron Ore Ltd. ORD                              906,804
             9,400  Newmont Mining Corp.                                 423,940
            32,750  Norsk Hydro ASA ORD                                  348,715
            14,700  Nucor Corp.                                          771,750
             1,516  POSCO ORD                                            651,475
            27,890  Rio Tinto Ltd. ORD(3)                              3,009,668
           257,332  Sesa GOA Ltd. ORD                                    922,232
           334,000  Tung Ho Steel Enterprise
                    Corp. ORD                                            439,957
             4,900  United States Steel Corp.                            652,043
                                                                 ---------------
                                                                      25,534,132
                                                                 ---------------
MULTI-UTILITIES - 0.3%
             6,344  Ameren Corp.                                         265,560
            54,892  CenterPoint Energy, Inc.                             871,685
             6,776  Consolidated Edison, Inc.                            277,138
             3,074  DTE Energy Co.                                       129,600
            30,618  Public Service Enterprise
                    Group Inc.                                         1,248,296
            19,345  Puget Energy, Inc.                                   539,726
            12,620  Suez SA ORD                                          693,107
            23,337  Wisconsin Energy Corp.                             1,091,471
            23,842  Xcel Energy Inc.                                     488,999
                                                                 ---------------
                                                                       5,605,582
                                                                 ---------------
MULTILINE RETAIL - 0.7%
           114,776  Big Lots, Inc.(2)                                  3,393,927
            67,400  Dollar Tree, Inc.(2)                               2,585,464
            87,400  Family Dollar Stores, Inc.                         2,178,008
            46,100  Kohl's Corp.(2)                                    2,266,737
            25,665  Macy's Inc.                                          534,345
           476,500  Parkson Retail Group Ltd. ORD(3)                     685,511
            11,105  Target Corp.                                         588,787
                                                                 ---------------
                                                                      12,232,779
                                                                 ---------------
OFFICE ELECTRONICS - 0.1%
            13,600  Canon, Inc. ORD                                      608,744
            69,100  Xerox Corp.                                          962,563
                                                                 ---------------
                                                                       1,571,307
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 6.2%
            37,600  Alpha Natural Resources, Inc.(2)                   3,726,160
            23,115  Apache Corp.                                       2,643,894
            50,100  Banpu PCL NVDR                                       564,772
           136,220  BG Group plc ORD                                   3,021,932
            51,801  BP plc ADR                                         2,985,292
           129,187  Chevron Corp.                                     11,151,421

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           535,000  CNOOC Ltd. ORD                                       832,727
           122,068  ConocoPhillips                                    10,071,830
            12,700  Continental Resources, Inc.(2)                       637,159
            35,468  Devon Energy Corp.                                 3,619,509
            25,610  EnCana Corp.                                       1,918,189
           100,960  ENI SpA ORD                                        3,286,851
             7,800  EOG Resources Inc.                                   814,476
            12,177  Equitable Resources Inc.                             607,754
           324,320  Exxon Mobil Corp.                                 25,948,842
            10,700  Foundation Coal Holdings, Inc.                       632,905
            10,679  Frontline Ltd.(3)                                    645,118
             6,459  Hess Corp.                                           676,322
             6,807  Massey Energy Co.                                    448,990
            17,503  McMoRan Exploration Co.(2)(3)                        478,707
             3,895  Noble Energy Inc.                                    279,388
            65,581  OAO Gazprom ADR                                    2,549,935
            26,060  OAO LUKOIL ORD                                     1,937,939
            43,263  Occidental Petroleum Corp.                         3,433,352
               180  OGX Petroleo e Gas Participacoes
                    SA ORD(2)                                             62,271
            10,269  Oil & Gas Development Co.
                    Ltd. GDR                                             128,363
            78,319  Petrohawk Energy Corp.(2)                          2,710,621
            82,901  Petroleo Brasileiro SA ADR                         4,372,199
         1,280,500  PT Bumi Resources Tbk ORD                            760,575
            13,983  Reliance Industries Ltd. ORD                         676,103
            63,089  Royal Dutch Shell plc ADR                          4,385,947
            32,838  Sasol Ltd. ORD                                     1,808,566
            18,300  Southwestern Energy Co.(2)                           702,171
            27,826  Spectra Energy Corp.                                 736,276
            28,498  Stone Energy Corp.(2)                              1,358,500
            10,579  Sunoco, Inc.                                         469,496
            60,642  Total SA ORD                                       4,359,109
            22,944  W&T Offshore Inc.                                    806,711
             6,700  Whiting Petroleum Corp.(2)                           644,808
            12,356  Williams Companies, Inc. (The)                       381,677
                                                                 ---------------
                                                                     107,276,857
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.2%
            16,600  International Paper Co.                              449,030
            43,409  Weyerhaeuser Co.                                   2,408,765
                                                                 ---------------
                                                                       2,857,795
                                                                 ---------------
PERSONAL PRODUCTS - 0.1%
            15,600  Estee Lauder Companies, Inc.
                    (The) Cl A                                           776,413
             4,150  Oriflame Cosmetics SA SDR                            239,965
            25,000  Shiseido Co., Ltd. ORD                               585,654
                                                                 ---------------
                                                                       1,602,032
                                                                 ---------------
PHARMACEUTICALS - 3.3%
            36,061  Abbott Laboratories                                2,070,983
            20,652  Allergan, Inc.                                     1,153,827
           120,841  Aspen Pharmacare Holdings
                    Ltd. ORD                                             733,615
            19,390  Bayer AG ORD                                       1,536,052
            50,979  Bristol-Myers Squibb Co.                           1,087,892

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           117,608  Eli Lilly & Co.                                    5,486,413
           103,098  GlaxoSmithKline plc ORD                            2,425,214
           207,105  Johnson & Johnson                                 14,586,404
            88,556  Merck & Co., Inc.                                  3,158,793
            49,360  Novartis AG ORD                                    2,754,214
            63,255  Novo Nordisk AS B Shares ORD(3)                    3,516,245
            33,354  OJSC Pharmstandard GDR(2)                            807,345
            40,100  Perrigo Co.(3)                                     1,403,099
           483,923  Pfizer Inc.                                        9,247,769
            11,392  Roche Holding AG ORD                               1,920,025
            45,695  Schering-Plough Corp.                                886,483
             8,900  Teva Pharmaceutical Industries
                    Ltd. ADR                                             421,326
             1,736  Watson Pharmaceuticals, Inc.(2)                       52,618
            51,000  Wyeth                                              2,207,280
             5,926  Yuhan Corp. ORD(2)                                 1,215,339
                                                                 ---------------
                                                                      56,670,936
                                                                 ---------------
REAL ESTATE INVESTMENT
TRUSTS (REITs) - 0.1%
            11,800  Developers Diversified
                    Realty Corp.                                         395,418
            18,600  Digital Realty Trust Inc.                            853,182
            11,037  Host Hotels & Resorts Inc.                           157,829
           253,500  Link Real Estate Investment
                    Trust (The) ORD                                      598,196
             2,818  Public Storage                                       248,886
                                                                 ---------------
                                                                       2,253,511
                                                                 ---------------
ROAD & RAIL - 1.0%
            21,700  ALL - America Latina Logistica
                    SA ORD                                               247,009
             7,346  Burlington Northern
                    Santa Fe Corp.                                       788,960
            16,210  Canadian National
                    Railway Co. ORD                                      850,378
               170  Central Japan Railway Co. ORD                      1,772,791
         2,141,315  China South Locomotive & Rolling
                    Stock Corp. H Shares ORD
                    (Acquired 8/15/08-8/29/08,
                    Cost $790,002)(2)(4)                                 858,479
            31,656  CSX Corp.                                          2,047,510
            78,386  Globaltrans Investment plc GDR
                    (Acquired 4/30/08-8/14/08,
                    Cost $1,119,065)(2)(4)                             1,091,328
            21,932  Heartland Express, Inc.                              362,317
            18,100  J.B. Hunt Transport Services, Inc.                   659,745
            25,600  Kansas City Southern
                    Industries, Inc.(2)                                1,316,608
            22,337  Norfolk Southern Corp.                             1,642,440
             9,500  Old Dominion Freight Line, Inc.(2)                   316,065
             1,228  Ryder System, Inc.                                    79,231
           115,820  Stagecoach Group plc ORD                             672,618
            49,333  Union Pacific Corp.                                4,139,038
            14,300  Werner Enterprises Inc.                              326,183
            20,500  YRC Worldwide Inc.(2)(3)                             371,050
                                                                 ---------------
                                                                      17,541,750
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.1%
           166,300  Altera Corp.                                       3,765,032
           164,745  Amkor Technology Inc.(2)                           1,237,235
            31,900  Applied Materials, Inc.                              571,648
            41,090  ASML Holding N.V. ORD                                968,578
            50,300  Broadcom Corp. Cl A(2)                             1,210,218

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           223,237  Intel Corp.                                        5,105,431
            12,587  KLA-Tencor Corp.                                     466,474
            32,500  Lam Research Corp.(2)                              1,194,700
            19,000  LDK Solar Co., Ltd. ADR(2)(3)                        973,940
            76,900  Linear Technology Corp.                            2,510,016
           261,893  LSI Corp.(2)                                       1,741,588
            66,500  Marvell Technology Group Ltd.(2)                     938,315
           104,560  MediaTek Inc. ORD                                  1,199,839
            14,400  MEMC Electronic Materials Inc.(2)                    706,896
            50,000  Microsemi Corp.(2)                                 1,375,000
           127,318  National Semiconductor Corp.                       2,728,425
           160,400  PMC-Sierra, Inc.(2)                                1,443,600
             2,587  Samsung Electronics ORD                            1,215,185
            41,130  Taiwan Semiconductor
                    Manufacturing Co. Ltd. ADR                           399,372
           924,493  Taiwan Semiconductor
                    Manufacturing Co. Ltd. ORD                         1,709,566
           137,138  Texas Instruments Inc.                             3,361,252
            48,300  Xilinx, Inc.                                       1,254,834
                                                                 ---------------
                                                                      36,077,144
                                                                 ---------------
SOFTWARE - 1.7%
           116,424  Activision Blizzard, Inc.(2)                       3,821,036
            67,864  Adobe Systems Inc.(2)                              2,906,615
            11,451  Autodesk, Inc.(2)                                    406,854
            27,474  Autonomy Corp. plc ORD(2)                            573,956
             8,813  CA, Inc.                                             210,719
            39,600  Konami Corp. ORD                                   1,210,514
            24,600  McAfee Inc.(2)                                       973,176
           222,992  Microsoft Corp.                                    6,085,451
             5,200  Nintendo Co., Ltd. ORD                             2,458,540
           191,800  Oracle Corp.(2)                                    4,206,174
            26,300  salesforce.com, inc.(2)                            1,473,326
            11,910  SAP AG ORD                                           666,938
           154,382  Symantec Corp.(2)                                  3,444,262
            10,987  Ubisoft Entertainment SA ORD(2)                    1,028,717
                                                                 ---------------
                                                                      29,466,278
                                                                 ---------------
SPECIALTY RETAIL - 1.5%
            26,600  Advance Auto Parts, Inc.                           1,144,864
            39,400  AnnTaylor Stores Corp.(2)                            956,632
            24,050  AutoZone, Inc.(2)                                  3,300,382
            36,880  Best Buy Co., Inc.                                 1,651,118
            39,900  Children's Place Retail
                    Stores, Inc. (The)(2)                              1,673,805
            53,277  Delek Automotive Systems
                    Ltd. ORD                                             685,521
            28,454  Dufry South America Ltd. BDR                         433,827
            10,400  FAST RETAILING CO., LTD. ORD(3)                    1,048,004
            22,300  GameStop Corp. Cl A(2)                               978,301
           160,945  Gap, Inc. (The)                                    3,130,380
             8,310  H&M Hennes & Mauritz AB
                    Cl B ORD                                             411,479
            43,700  Home Depot, Inc. (The)                             1,185,144
            71,858  Lowe's Companies, Inc.                             1,770,581
            66,028  RadioShack Corp.                                   1,255,192
            57,536  Ross Stores, Inc.(3)                               2,313,523
            43,400  Staples, Inc.                                      1,050,280

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            37,700  TJX Companies, Inc. (The)                          1,366,248
            34,100  Urban Outfitters Inc.(2)                           1,214,642
                                                                 ---------------
                                                                      25,569,923
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.3%
            21,780  adidas AG ORD                                      1,278,757
            16,430  Compagnie Financiere Richemont
                    SA A Shares ORD                                      957,659
            34,300  Jones Apparel Group, Inc.                            681,198
            18,400  Phillips-Van Heusen Corp.                            700,304
            14,100  VF Corp.                                           1,117,425
            12,800  Warnaco Group Inc. (The)(2)                          660,096
                                                                 ---------------
                                                                       5,395,439
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.2%
            30,600  Fannie Mae                                           209,304
            16,373  Housing Development Finance
                    Corp. Ltd. ORD                                       866,289
            73,200  Hudson City Bancorp, Inc.                          1,349,808
            28,200  MGIC Investment Corp.                                237,162
            36,000  Washington Mutual, Inc.(3)                           145,800
                                                                 ---------------
                                                                       2,808,363
                                                                 ---------------
TOBACCO - 0.3%
            92,215  Altria Group Inc.                                  1,939,282
            33,830  British American Tobacco plc ORD                   1,144,885
            11,800  Lorillard, Inc.                                      852,432
            34,516  Philip Morris International Inc.                   1,853,509
                                                                 ---------------
                                                                       5,790,108
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
            70,000  Marubeni Corp. ORD                                   435,114
            45,400  Mitsubishi Corp. ORD                               1,257,673
                                                                 ---------------
                                                                       1,692,787
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE(1)
            36,892  Cintra Concesiones de
                    Infraestructuras de Transporte
                    SA ORD(3)                                            427,264
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.1%
            26,006  America Movil, SAB de CV ADR                       1,336,188
            80,031  American Tower Corp. Cl A(2)                       3,307,681
            41,670  Bharti Airtel Ltd. ORD(2)                            790,168
            37,258  China Mobile Ltd. ADR                              2,113,274
            10,430  Millicom International Cellular SA                   827,829
            65,700  NII Holdings, Inc.(2)                              3,450,564
           108,913  SBA Communications Corp.
                    Cl A(2)                                            3,804,332
           105,202  Sprint Nextel Corp.                                  917,361

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
           122,289  Vivo Participacoes SA ADR                            639,571
           666,490  Vodafone Group plc ORD                             1,706,161
                                                                 ---------------
                                                                      18,893,129
                                                                 ---------------
TOTAL COMMON STOCKS                                                1,032,798,450
(Cost $949,438,121)                                              ---------------

PREFERRED STOCKS(1)
METALS & MINING(1)
            40,100  Gerdau SA ORD                                        747,417
                                                                 ---------------
(Cost $841,631)

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(5) - 11.4%
     $       3,899  FHLMC, 6.50%, 12/1/12                                  4,041
            41,411  FHLMC, 7.00%, 6/1/14                                  43,417
           162,292  FHLMC, 6.50%, 6/1/16                                 168,208
           194,878  FHLMC, 6.50%, 6/1/16                                 203,670
         2,852,342  FHLMC, 4.50%, 1/1/19                               2,811,000
            74,727  FHLMC, 5.00%, 10/1/19                                 74,519
           403,775  FHLMC, 5.00%, 11/1/19                                402,654
            10,393  FHLMC, 5.50%, 11/1/19                                 10,544
            12,468  FHLMC, 5.50%, 11/1/19                                 12,650
            16,271  FHLMC, 5.50%, 11/1/19                                 16,508
             8,546  FHLMC, 5.50%, 11/1/19                                  8,671
            10,591  FHLMC, 5.50%, 11/1/19                                 10,746
            11,062  FHLMC, 5.50%, 12/1/19                                 11,223
            15,416  FHLMC, 5.00%, 2/1/20                                  15,354
             7,372  FHLMC, 5.00%, 2/1/20                                   7,343
            20,925  FHLMC, 5.50%, 3/1/20                                  21,171
            43,922  FHLMC, 5.50%, 3/1/20                                  44,439
            15,027  FHLMC, 5.50%, 3/1/20                                  15,204
            51,445  FHLMC, 5.00%, 5/1/20                                  51,238
            26,340  FHLMC, 5.00%, 5/1/20                                  26,234
             8,728  FHLMC, 5.00%, 5/1/20                                   8,693
           297,062  FHLMC, 4.50%, 7/1/20                                 290,900
            93,913  FHLMC, 4.00%, 10/1/20                                 88,457
        11,251,847  FHLMC, 5.00%, 4/1/21(6)                           11,206,558
             2,368  FHLMC, 8.00%, 6/1/26                                   2,561
             8,946  FHLMC, 8.00%, 6/1/26                                   9,676
             2,980  FHLMC, 8.00%, 6/1/26                                   3,223
             1,699  FHLMC, 8.00%, 7/1/26                                   1,837
             8,919  FHLMC, 7.00%, 8/1/29                                   9,389
            24,783  FHLMC, 7.50%, 8/1/29                                  26,799
            53,864  FHLMC, 8.00%, 7/1/30                                  58,291
           100,191  FHLMC, 6.50%, 6/1/31                                 103,821
         1,325,759  FHLMC, 5.50%, 12/1/33                              1,314,823
            47,973  FHLMC, 6.50%, 5/1/34                                  49,517
           163,980  FHLMC, 5.50%, 6/1/35                                 162,243
           133,429  FHLMC, 5.00%, 9/1/35                                 128,645
            88,937  FHLMC, 5.00%, 9/1/35                                  85,748
           109,346  FHLMC, 5.50%, 10/1/35                                108,187
           349,860  FHLMC, 5.50%, 10/1/35                                346,154
           588,612  FHLMC, 5.00%, 11/1/35                                567,506
           718,158  FHLMC, 5.00%, 11/1/35                                692,407
            22,448  FHLMC, 6.50%, 3/1/36                                  23,093

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
            49,114  FHLMC, 6.50%, 3/1/36                                  50,526
        11,862,392  FHLMC, 5.50%, 1/1/38                              11,716,353
           613,768  FHLMC, 6.50%, 7/1/47                                 623,741
        48,365,552  FNMA, 6.00%,
                    settlement date 9/13/08(7)                        48,841,661
        14,682,000  FNMA, 6.50%,
                    settlement date 9/13/08(7)                        15,101,817
            23,187  FNMA, 6.00%, 5/1/11                                   23,778
            25,641  FNMA, 6.50%, 3/1/12                                   26,635
             4,180  FNMA, 6.50%, 4/1/12                                    4,342
            32,248  FNMA, 6.50%, 4/1/12                                   33,499
             1,393  FNMA, 6.50%, 4/1/12                                    1,447
            12,282  FNMA, 6.50%, 4/1/12                                   12,758
            45,510  FNMA, 6.00%, 12/1/13                                  46,856
           117,749  FNMA, 5.32%, 4/1/14                                  118,871
           128,509  FNMA, 6.00%, 4/1/14                                  132,310
            32,083  FNMA, 7.50%, 6/1/15                                   33,473
           179,392  FNMA, 5.17%, 1/1/16                                  178,788
         3,529,431  FNMA, 4.50%, 5/1/19(6)                             3,471,089
            30,927  FNMA, 4.00%, 6/1/19                                   29,334
           301,062  FNMA, 4.50%, 6/1/19                                  296,085
            33,465  FNMA, 4.50%, 12/1/19                                  32,912
            54,958  FNMA, 5.00%, 3/1/20                                   55,064
            53,611  FNMA, 5.00%, 3/1/20                                   53,429
            42,325  FNMA, 5.00%, 4/1/20                                   42,182
            13,080  FNMA, 5.00%, 5/1/20                                   13,035
            61,716  FNMA, 5.00%, 5/1/20                                   61,507
           228,310  FNMA, 5.00%, 7/1/20                                  227,534
             5,736  FNMA, 7.00%, 5/1/26                                    6,074
             7,429  FNMA, 7.00%, 6/1/26                                    7,867
            21,352  FNMA, 7.50%, 3/1/27                                   23,052
            48,189  FNMA, 6.50%, 4/1/29                                   50,041
            33,053  FNMA, 6.50%, 6/1/29                                   34,323
            95,701  FNMA, 6.50%, 6/1/29                                   99,378
            28,921  FNMA, 7.00%, 7/1/29                                   30,500
            30,711  FNMA, 7.00%, 7/1/29                                   32,404
           112,177  FNMA, 6.50%, 8/1/29                                  116,487
            57,523  FNMA, 7.00%, 3/1/30                                   60,665
            40,675  FNMA, 8.00%, 7/1/30                                   43,970
            31,099  FNMA, 7.50%, 9/1/30                                   33,490
           254,439  FNMA, 6.50%, 9/1/31                                  264,055
           133,712  FNMA, 7.00%, 9/1/31                                  140,974
           102,781  FNMA, 6.50%, 1/1/32                                  106,634
           734,831  FNMA, 7.00%, 6/1/32                                  774,623
           393,513  FNMA, 6.50%, 10/1/32                                 408,141
         1,170,936  FNMA, 5.50%, 6/1/33                                1,163,107
        10,999,266  FNMA, 5.50%, 7/1/33(6)                            10,925,725
         2,883,966  FNMA, 5.50%, 8/1/33                                2,864,684
         4,270,279  FNMA, 5.00%, 11/1/33(6)                            4,134,510
         5,072,055  FNMA, 5.50%, 1/1/34                                5,040,897
           249,435  FNMA, 5.50%, 9/1/34                                  247,455
           252,706  FNMA, 5.50%, 10/1/34                                 250,701
           431,529  FNMA, 6.00%, 10/1/34                                 437,409
         1,024,510  FNMA, 5.00%, 11/1/34                                 990,335
            18,762  FNMA, 5.50%, 3/1/35                                   18,593
            99,466  FNMA, 5.50%, 3/1/35                                   98,568
            27,999  FNMA, 5.50%, 3/1/35                                   27,747
            89,645  FNMA, 5.50%, 3/1/35                                   88,835
            13,056  FNMA, 5.50%, 3/1/35                                   12,939
           122,276  FNMA, 5.00%, 4/1/35                                  117,968

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           102,312  FNMA, 6.00%, 5/1/35                                  103,578
            13,043  FNMA, 6.00%, 5/1/35                                   13,204
             2,768  FNMA, 6.00%, 6/1/35                                    2,802
            49,845  FNMA, 6.00%, 6/1/35                                   50,462
           187,264  FNMA, 6.00%, 6/1/35                                  189,582
           426,220  FNMA, 5.00%, 7/1/35                                  411,203
            78,370  FNMA, 5.50%, 7/1/35                                   77,662
           192,763  FNMA, 6.00%, 7/1/35                                  195,148
            25,753  FNMA, 6.00%, 7/1/35                                   26,072
           283,557  FNMA, 6.00%, 7/1/35                                  287,066
        10,099,572  FNMA, 5.00%, 8/1/35(6)                             9,743,744
            55,999  FNMA, 5.50%, 8/1/35                                   55,493
            36,309  FNMA, 6.00%, 8/1/35                                   36,758
         7,024,242  FNMA, 4.50%, 9/1/35                                6,545,870
           423,494  FNMA, 5.50%, 9/1/35                                  419,669
           213,747  FNMA, 5.50%, 9/1/35                                  211,816
            69,676  FNMA, 5.50%, 9/1/35                                   69,047
             9,069  FNMA, 5.50%, 9/1/35                                    8,987
             3,441  FNMA, 5.50%, 9/1/35                                    3,410
            63,043  FNMA, 5.00%, 10/1/35                                  60,821
         1,303,066  FNMA, 5.50%, 10/1/35                               1,291,299
           158,235  FNMA, 6.00%, 10/1/35                                 160,193
           565,337  FNMA, 5.50%, 11/1/35                                 560,232
           260,265  FNMA, 6.00%, 11/1/35                                 263,486
            36,959  FNMA, 6.50%, 11/1/35                                  38,102
            18,201  FNMA, 6.50%, 11/1/35                                  18,764
           128,550  FNMA, 6.50%, 12/1/35                                 132,525
         4,684,451  FNMA, 5.50%, 4/1/36                                4,642,150
            69,529  FNMA, 6.50%, 4/1/36                                   71,614
           447,346  FNMA, 6.00%, 8/1/36                                  452,393
         1,450,994  FNMA, 5.00%, 10/1/36                               1,398,513
         3,066,433  FNMA, 5.00%, 10/1/36                               2,955,524
        18,000,000  FNMA, 5.50%, 12/1/36                              17,812,151
         4,132,919  FNMA, 5.50%, 2/1/37                                4,089,788
           268,633  FNMA, 6.00%, 5/1/37                                  271,564
           113,290  FNMA, 6.00%, 7/1/37                                  114,527
         2,164,238  FNMA, 6.50%, 8/1/37                                2,216,673
           261,401  FNMA, 6.50%, 8/1/37                                  267,734
         4,713,218  FNMA, 6.50%, 8/1/37                                4,827,410
           298,698  FNMA, 6.50%, 6/1/47                                  303,925
           723,406  FNMA, 6.50%, 8/1/47                                  736,066
         1,013,788  FNMA, 6.50%, 8/1/47                                1,031,529
           846,990  FNMA, 6.50%, 9/1/47                                  861,813
         1,193,846  FNMA, 6.50%, 9/1/47                                1,214,738
         1,698,176  FNMA, 6.50%, 9/1/47                                1,727,894
           980,218  FNMA, 6.50%, 9/1/47                                  997,372
           124,326  FNMA, 6.50%, 9/1/47                                  126,502
             2,883  GNMA, 9.00%, 4/20/25                                   3,162
             6,182  GNMA, 7.50%, 10/15/25                                  6,657
             2,946  GNMA, 6.00%, 4/15/26                                   3,007
             2,659  GNMA, 6.00%, 4/15/26                                   2,715
             5,203  GNMA, 7.50%, 6/15/26                                   5,601
            41,308  GNMA, 7.00%, 12/15/27                                 44,034
            49,757  GNMA, 7.50%, 12/15/27                                 53,558
            39,014  GNMA, 6.50%, 1/15/28                                  40,476
            37,003  GNMA, 6.50%, 3/15/28                                  38,389
            64,000  GNMA, 6.00%, 5/15/28                                  65,345
            96,691  GNMA, 6.00%, 5/15/28                                  98,722

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
               772  GNMA, 6.50%, 5/15/28                                     801
            13,669  GNMA, 6.50%, 5/15/28                                  14,181
           114,255  GNMA, 7.00%, 5/15/31                                 121,586
            75,368  GNMA, 5.50%, 4/15/32                                  75,609
           729,746  GNMA, 5.50%, 11/15/32                                732,078
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                           197,531,335
(Cost $196,155,487)                                              ---------------

CORPORATE BONDS - 8.8%
AEROSPACE & DEFENSE - 0.3%
            30,000  Alliant Techsystems Inc.,
                    6.75%, 4/1/16                                         29,325
            37,000  DRS Technologies, Inc.,
                    6.625%, 2/1/16                                        38,295
           418,000  DRS Technologies, Inc.,
                    7.625%, 1/31/18                                      442,035
           658,000  Honeywell International Inc.,
                    5.30%, 3/15/17                                       656,425
           490,000  Honeywell International Inc.,
                    5.30%, 3/1/18                                        486,934
            50,000  L-3 Communications Corp.,
                    7.625%, 6/15/12                                       51,000
           375,000  L-3 Communications Corp.,
                    6.125%, 7/15/13                                      366,563
           250,000  L-3 Communications Corp.,
                    6.375%, 10/15/15                                     240,625
           850,000  Lockheed Martin Corp., Series
                    2006 B, 6.15%, 9/1/36                                841,593
         1,190,000  United Technologies Corp.,
                    4.375%, 5/1/10                                     1,217,482
           622,000  United Technologies Corp.,
                    6.05%, 6/1/36                                        623,382
           470,000  United Technologies Corp.,
                    6.125%, 7/15/38                                      473,806
                                                                 ---------------
                                                                       5,467,465
                                                                 ---------------
AUTOMOBILES - 0.1%
           610,000  Daimler Finance N.A. LLC,
                    5.875%, 3/15/11                                      614,659
           790,000  Daimler Finance N.A. LLC,
                    6.50%, 11/15/13                                      785,696
           250,000  Ford Motor Co., 7.45%, 7/16/31                       130,000
           475,000  General Motors Corp.,
                    8.375%, 7/15/33(3)                                   237,500
                                                                 ---------------
                                                                       1,767,855
                                                                 ---------------
BEVERAGES - 0.2%
           870,000  Coca-Cola Co. (The),
                    5.35%, 11/15/17                                      884,781
         1,010,000  Diageo Capital plc,
                    5.75%, 10/23/17                                    1,002,776
         1,470,000  SABMiller plc, 6.20%, 7/1/11
                    (Acquired 6/27/06,
                    Cost $1,468,956)(4)                                1,521,323
                                                                 ---------------
                                                                       3,408,880
                                                                 ---------------
BUILDING PRODUCTS(1)
           200,000  Nortek, Inc., 10.00%, 11/30/13
                    (Acquired 5/13/08,
                    Cost $197,914)(4)                                    188,000
                                                                 ---------------
CAPITAL MARKETS - 0.3%
         1,180,000  Credit Suisse (New York),
                    5.00%, 5/15/13                                     1,150,535
         1,390,000  Deutsche Bank AG (London),
                    4.875%, 5/20/13                                    1,364,882
         1,370,000  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10                                      1,335,184
           730,000  Merrill Lynch & Co., Inc.,
                    6.875%, 4/25/18                                      673,483
           350,000  Morgan Stanley, 6.00%, 4/28/15                       322,810

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           680,000  Morgan Stanley, 6.625%, 4/1/18                       632,891
                                                                 ---------------
                                                                       5,479,785
                                                                 ---------------
CHEMICALS - 0.1%
           740,000  Air Products & Chemicals, Inc.,
                    4.15%, 2/1/13                                        725,522
           375,000  Ineos Group Holdings plc, 8.50%,
                    2/15/16 (Acquired 5/14/07,
                    Cost $378,750)(4)                                    241,875
           530,000  Rohm & Haas Co.,
                    5.60%, 3/15/13                                       535,364
                                                                 ---------------
                                                                       1,502,761
                                                                 ---------------
COMMERCIAL BANKS - 0.4%
           690,000  Fifth Third Bancorp,
                    6.25%, 5/1/13                                        605,872
           580,000  KeyCorp, 6.50%, 5/14/13                              480,739
         1,010,000  PNC Bank N.A., 4.875%, 9/21/17                       891,074
           640,000  PNC Bank N.A., 6.00%, 12/7/17                        612,451
           738,000  PNC Funding Corp.,
                    5.125%, 12/14/10                                     740,509
           240,000  SunTrust Banks, 7.25%, 3/15/18                       234,541
           839,000  Wachovia Bank N.A.,
                    4.80%, 11/1/14                                       718,791
         1,312,000  Wachovia Bank N.A.,
                    4.875%, 2/1/15                                     1,123,319
         1,161,000  Wells Fargo & Co.,
                    4.625%, 8/9/10                                     1,175,988
           770,000  Wells Fargo & Co.,
                    4.375%, 1/31/13                                      738,278
           310,000  Wells Fargo Bank N.A.,
                    6.45%, 2/1/11                                        324,687
                                                                 ---------------
                                                                       7,646,249
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.1%
           470,000  Allied Waste North America, Inc.,
                    6.375%, 4/15/11                                      473,525
           150,000  Allied Waste North America, Inc.,
                    7.875%, 4/15/13                                      154,125
            96,000  Allied Waste North America, Inc.,
                    7.25%, 3/15/15                                        97,680
           600,000  Cenveo Corp., 7.875%, 11/30/13                       497,250
           596,000  Corrections Corp. of America,
                    6.25%, 3/15/13                                       587,060
            14,000  Corrections Corp. of America,
                    6.75%, 1/31/14                                        13,965
           510,000  Pitney Bowes, Inc.,
                    5.75%, 9/15/17                                       505,569
                                                                 ---------------
                                                                       2,329,174
                                                                 ---------------
COMMUNICATIONS EQUIPMENT(1)
           500,000  Nordic Telephone Co. Holdings
                    ApS, 8.875%, 4/30/16 (Acquired
                    5/5/06, Cost $521,875)(4)                            483,750
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.1%
         1,220,000  Hewlett-Packard Co.,
                    4.50%, 3/1/13                                      1,216,318
                                                                 ---------------
CONSUMER FINANCE - 0.1%
           570,000  American Express Centurion Bank,
                    4.375%, 7/30/09                                      569,978
         1,700,000  American Express Centurion Bank,
                    5.55%, 10/17/12                                    1,624,313
                                                                 ---------------
                                                                       2,194,291
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 0.1%
           450,000  Ball Corp., 6.875%, 12/14/12                         454,500
           250,000  Graham Packaging Co. Inc.,
                    8.50%, 10/14/12                                      236,875
           477,000  Graham Packaging Co. Inc.,
                    9.875%, 10/15/14                                     420,953
            30,000  Graphic Packaging International
                    Corp., 9.50%, 8/15/13(3)                              28,350
           300,000  Smurfit-Stone Container
                    Enterprises, Inc., 8.00%, 3/15/17                    241,500
                                                                 ---------------
                                                                       1,382,178
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.6%
           590,000  Bank of America Corp.,
                    4.375%, 12/1/10                                      592,018
         1,170,000  Bank of America Corp.,
                    4.90%, 5/1/13                                      1,133,509
           944,000  Bank of America N.A.,
                    5.30%, 3/15/17                                       858,052
           820,000  Bank of America N.A.,
                    6.00%, 10/15/36                                      710,307
           710,000  Citigroup Inc., 5.50%, 4/11/13                       685,392
           680,000  Citigroup Inc., 6.125%, 5/15/18                      636,900
           450,000  Ford Motor Credit Co. LLC,
                    7.375%, 10/28/09                                     418,351
           450,000  Ford Motor Credit Co. LLC,
                    7.25%, 10/25/11                                      344,943
           760,000  General Electric Capital Corp.,
                    6.125%, 2/21/11                                      797,290
           470,000  General Electric Capital Corp.,
                    4.80%, 5/1/13                                        465,218
           670,000  General Electric Capital Corp.,
                    5.625%, 9/15/17                                      655,998
           440,000  General Motors Acceptance Corp.,
                    6.875%, 9/15/11                                      273,202
           300,000  General Motors Acceptance Corp.,
                    6.75%, 12/1/14                                       163,066
           470,000  John Deere Capital Corp.,
                    4.50%, 4/3/13                                        467,475
         1,198,000  John Deere Capital Corp.,
                    5.50%, 4/13/17                                     1,186,423
         1,020,000  Pricoa Global Funding I, 5.40%,
                    10/18/12 (Acquired 10/11/07,
                    Cost $1,017,970)(4)                                1,019,323
                                                                 ---------------
                                                                      10,407,467
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.6%
         1,162,000  AT&T Corp., 7.30%, 11/15/11                        1,241,821
           800,000  AT&T Inc., 6.80%, 5/15/36                            797,614
           230,000  AT&T Inc., 6.40%, 5/15/38                            220,472
           130,000  BellSouth Corp.,
                    6.875%, 10/15/31                                     131,982
           750,000  British Telecommunications plc,
                    5.95%, 1/15/18                                       712,815
           325,000  Citizens Communications Co.,
                    6.25%, 1/14/13                                       312,000
           492,000  Embarq Corp., 7.08%, 6/1/16                          457,149
           225,000  Level 3 Financing Inc.,
                    9.25%, 11/1/14                                       207,563
           500,000  MetroPCS Wireless, Inc.,
                    9.25%, 11/1/14                                       498,125
           450,000  Qwest Communications
                    International Inc., 7.50%, 2/14/14                   411,750
           745,000  Qwest Corp., 7.875%, 9/1/11                          743,138
           270,000  Qwest Corp., 7.50%, 10/1/14                          251,775
         1,250,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10                                     1,232,251
           660,000  Telefonica Emisiones SAU,
                    7.05%, 6/20/36                                       672,246
           684,000  Verizon Communications Inc.,
                    5.55%, 2/15/16                                       672,173
           510,000  Verizon Communications Inc.,
                    5.50%, 2/15/18                                       488,640
           470,000  Verizon Communications Inc.,
                    6.10%, 4/15/18                                       469,658
           486,000  Verizon Communications Inc.,
                    6.25%, 4/1/37                                        447,735
           770,000  Verizon Communications Inc.,
                    6.40%, 2/15/38                                       718,720
                                                                 ---------------
                                                                      10,687,627
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.3%
         1,117,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15                                      1,119,483
           543,000  Carolina Power & Light Co.,
                    5.25%, 12/15/15                                      547,562
           902,000  Cleveland Electric Illuminating Co.
                    (The), 5.70%, 4/1/17                                 847,240
           225,000  Energy Future Holdings Corp.,
                    10.875%, 10/31/17 (Acquired
                    10/24/07, Cost $228,375)(4)                          231,469
           599,000  Florida Power Corp.,
                    4.50%, 6/1/10                                        607,618
           510,000  Florida Power Corp.,
                    6.35%, 9/15/37                                       517,259
           776,000  Southern California Edison Co.,
                    5.625%, 2/1/36                                       738,747
           420,000  Toledo Edison Co. (The),
                    6.15%, 5/15/37                                       364,792
                                                                 ---------------
                                                                       4,974,170
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.1%
           325,000  Baldor Electric Co.,
                    8.625%, 2/14/17                                      330,688
           760,000  Rockwell Automation, Inc.,
                    6.25%, 12/1/37                                       765,523
                                                                 ---------------
                                                                       1,096,211
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.3%
           780,000  CVS Caremark Corp.,
                    5.75%, 6/1/17                                        764,987
           350,000  SUPERVALU INC.,
                    7.50%, 11/15/14                                      348,250
         1,030,000  SYSCO Corp., 4.20%, 2/12/13                        1,019,501
         1,009,000  Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10                                     1,028,507
           480,000  Wal-Mart Stores, Inc.,
                    4.25%, 4/15/13                                       482,261
         1,054,000  Wal-Mart Stores, Inc.,
                    5.875%, 4/5/27                                     1,031,105
           810,000  Wal-Mart Stores, Inc.,
                    6.50%, 8/15/37                                       831,953
           480,000  Wal-Mart Stores, Inc.,
                    6.20%, 4/15/38                                       476,420
                                                                 ---------------
                                                                       5,982,984
                                                                 ---------------
FOOD PRODUCTS - 0.4%
         1,560,000  Cadbury Schweppes U.S. Finance
                    LLC, 3.875%, 9/30/08
                    (Acquired 6/14/05-10/17/06,
                    Cost $1,522,443)(4)                                1,559,836
           770,000  Cargill Inc., 5.20%, 1/22/13
                    (Acquired 1/16/08,
                    Cost $769,361)(4)                                    768,612
         1,360,000  General Mills, Inc.,
                    5.65%, 9/10/12                                     1,394,529
           760,000  Kellogg Co., 5.125%, 12/3/12                         772,396
           520,000  Kellogg Co., Series 2001 B,
                    6.60%, 4/1/11                                        550,145
           810,000  Kraft Foods Inc., 6.00%, 2/11/13                     829,071
           350,000  Smithfield Foods, Inc.,
                    7.75%, 7/1/17                                        315,000
                                                                 ---------------
                                                                       6,189,589
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
           275,000  Bausch & Lomb Inc., 9.875%,
                    11/1/15 (Acquired 10/16/07,
                    Cost $281,875)(4)                                    283,250
         1,160,000  Baxter Finco BV, 4.75%, 10/15/10                   1,183,626
         1,130,000  Baxter International Inc.,
                    5.90%, 9/1/16                                      1,171,095
           510,000  Baxter International Inc.,
                    6.25%, 12/1/37                                       519,265
           175,000  Biomet, Inc., 11.625%, 10/14/17                      184,844

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           200,000  Biomet, Inc., 10.00%, 10/15/17                       217,000
                                                                 ---------------
                                                                       3,559,080
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.1%
           150,000  Community Health Systems Inc.,
                    8.875%, 7/15/15                                      152,250
            25,000  Fresenius Medical Care Capital
                    Trust IV, 7.875%, 6/15/11                             25,750
           125,000  HCA Inc., 9.25%, 11/14/16                            128,906
           755,000  Laboratory Corp. of America
                    Holdings, 5.625%, 12/15/15                           704,095
           125,000  Omnicare Inc., 6.875%, 12/15/15                      118,125
           200,000  Sun Healthcare Group, Inc.,
                    9.125%, 4/15/15                                      201,000
                                                                 ---------------
                                                                       1,330,126
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.3%
           238,569  Eldorado Casino Shreveport,
                    10.00%, 8/1/12                                       230,816
            30,000  Icahn Enterprises L.P./Icahn
                    Enterprises Finance Corp.,
                    7.125%, 2/15/13                                       26,363
           300,000  Majestic Star Casino LLC/Majestic
                    Star Casino Capital Corp.,
                    9.50%, 10/15/10(3)                                   183,000
            46,000  Mandalay Resort Group,
                    9.375%, 2/15/10                                       45,310
            75,000  Mandalay Resort Group,
                    6.375%, 12/15/11                                      65,250
         1,220,000  McDonald's Corp., 5.35%, 3/1/18                    1,209,708
           530,000  McDonald's Corp.,
                    6.30%, 10/15/37                                      528,901
           565,000  MGM Mirage, 8.50%, 9/15/10                           549,463
           350,000  MGM Mirage, 6.75%, 9/1/12                            302,750
           960,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13                                       863,999
           350,000  Royal Caribbean Cruises Ltd.,
                    6.875%, 11/30/13                                     310,188
           492,000  Six Flags Operations Inc., 12.25%,
                    7/14/16 (Acquired 6/12/08,
                    Cost $449,175)(3)(4)                                 466,170
           250,000  Station Casinos Inc.,
                    6.875%, 3/1/16(3)                                    110,000
           375,000  Station Casinos Inc.,
                    7.75%, 8/14/16(3)                                    255,000
            44,000  Universal City Development
                    Partners, 11.75%, 4/1/10                              44,660
            25,000  Universal City Florida Holding Co.
                    I/II, 8.375%, 5/1/10                                  24,438
           530,000  Yum! Brands, Inc.,
                    6.875%, 11/15/37                                     491,193
                                                                 ---------------
                                                                       5,707,209
                                                                 ---------------
HOUSEHOLD DURABLES - 0.1%
            70,000  D.R. Horton, Inc.,
                    5.625%, 9/15/14                                       55,650
           500,000  KB Home, 6.375%, 8/15/11                             462,500
           500,000  Pulte Homes Inc., 7.875%, 8/1/11                     490,000
           175,000  Sealy Mattress Co.,
                    8.25%, 6/15/14                                       141,750
            95,000  Simmons Co., VRN, 0.00%,
                    12/15/09(8)                                           60,325
                                                                 ---------------
                                                                       1,210,225
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.1%
           540,000  Kimberly-Clark Corp.,
                    6.125%, 8/1/17                                       564,065
           420,000  Procter & Gamble Co. (The),
                    5.55%, 3/5/37                                        405,728
                                                                 ---------------
                                                                         969,793
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS(1)
           325,000  AES Corp. (The), 8.00%, 10/15/17                     321,750
           350,000  Reliant Energy, Inc.,
                    7.625%, 6/15/14                                      340,375
                                                                 ---------------
                                                                         662,125
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.1%
         1,719,000  General Electric Co.,
                    5.00%, 2/1/13                                      1,740,098
           530,000  General Electric Co.,
                    5.25%, 12/6/17                                       513,135
                                                                 ---------------
                                                                       2,253,233
                                                                 ---------------
INSURANCE - 0.5%
         1,070,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $1,067,903)(4)                                1,070,149
           400,000  Fairfax Financial Holdings Ltd.,
                    7.75%, 6/15/17                                       371,000
           952,000  Hartford Financial Services Group
                    Inc. (The), 5.375%, 3/15/17                          889,080
           490,000  Hartford Financial Services Group
                    Inc. (The), 6.30%, 3/15/18                           482,365
           460,000  Hartford Financial Services Group
                    Inc. (The), 6.00%, 1/14/19                           437,403
         1,000,000  Lincoln National Corp.,
                    6.30%, 10/9/37                                       894,755
         1,620,000  MetLife Global Funding I, 5.125%,
                    4/10/13 (Acquired 4/7/08-4/8/08,
                    Cost $1,621,555)(4)                                1,606,907
         1,180,000  New York Life Global Funding,
                    4.65%, 5/9/13 (Acquired 5/2/08,
                    Cost $1,177,923)(4)                                1,181,041
           760,000  Prudential Financial, Inc.,
                    6.00%, 12/1/17                                       730,232
           600,000  Prudential Financial, Inc.,
                    5.40%, 6/13/35                                       472,796
           540,000  Travelers Companies, Inc. (The),
                    6.25%, 6/15/37                                       502,949
                                                                 ---------------
                                                                       8,638,677
                                                                 ---------------
IT SERVICES(1)
           490,000  SunGard Data Systems Inc.,
                    9.125%, 8/15/13                                      499,800
           325,000  SunGard Data Systems Inc.,
                    10.25%, 8/15/15                                      329,063
                                                                 ---------------
                                                                         828,863
                                                                 ---------------
MACHINERY(1)
           530,000  Caterpillar Financial Services
                    Corp., 4.85%, 12/7/12                                536,103
           200,000  Rental Service Corp.,
                    9.50%, 12/1/14(3)                                    161,000
           125,000  SPX Corp., 7.625%, 12/15/14
                    (Acquired 12/10/07,
                    Cost $125,000)(4)                                    128,594
                                                                 ---------------
                                                                         825,697
                                                                 ---------------
MEDIA - 0.8%
           400,000  Cablevision Systems Corp.,
                    8.00%, 4/14/12                                       398,000
           325,000  Cadmus Communications Corp.,
                    8.375%, 6/15/14                                      251,875
           806,000  CCH I, LLC/CCH I Capital Corp.,
                    11.00%, 10/1/15(3)                                   622,635
           625,000  Cinemark Inc., VRN,
                    0.00%, 3/15/09(8)                                    606,250
         1,100,000  Comcast Corp., 5.90%, 3/15/16                      1,076,545
           470,000  Comcast Corp., 5.70%, 5/15/18                        447,460
           470,000  Comcast Corp., 6.40%, 5/15/38                        432,522
           428,000  CSC Holdings, Inc.,
                    8.125%, 8/15/09                                      435,490
           315,000  CSC Holdings, Inc.,
                    6.75%, 4/15/12                                       308,700

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           500,000  Dex Media Inc., 8.00%, 11/15/13                      297,500
           500,000  DIRECTV Holdings LLC/DIRECTV
                    Financing Co., Inc., 8.375%,
                    3/14/13                                              520,000
           250,000  Harland Clarke Holdings Corp.,
                    9.50%, 5/15/15                                       197,500
           275,000  Mediacom LLC/Mediacom Capital
                    Corp., 9.50%, 1/15/13                                267,438
           500,000  News America Holdings,
                    7.75%, 1/20/24                                       539,234
           680,000  Pearson Dollar Finance Two plc,
                    6.25%, 5/6/18 (Acquired 4/29/08,
                    Cost $678,749)(4)                                    670,777
           141,000  R.H. Donnelley Inc., 11.75%,
                    5/15/15 (Acquired 6/25/08,
                    Cost $141,000)(4)                                    104,340
            50,000  Rogers Cable Inc.,
                    7.875%, 5/1/12                                        53,528
         1,662,000  Rogers Cable Inc.,
                    6.25%, 6/15/13                                     1,692,862
         1,030,000  Time Warner Cable Inc.,
                    5.40%, 7/2/12                                      1,023,008
         1,180,000  Time Warner Cable Inc.,
                    6.75%, 7/1/18                                      1,193,436
           450,000  Time Warner Inc.,
                    5.50%, 11/15/11                                      445,463
           130,000  Time Warner Inc.,
                    7.625%, 4/15/31                                      130,430
           350,000  Valassis Communications Inc.,
                    8.25%, 3/1/15                                        293,125
                                                                 ---------------
                                                                      12,008,118
                                                                 ---------------
METALS & MINING - 0.2%
           760,000  ArcelorMittal, 6.125%, 6/1/18
                    (Acquired 5/19/08,
                    Cost $756,740)(4)                                    732,208
           325,000  Freeport-McMoRan Copper &
                    Gold, Inc., 8.25%, 4/1/15                            341,682
         1,420,000  Rio Tinto Finance USA Ltd.,
                    5.875%, 7/15/13                                    1,433,488
           350,000  Tube City IMS Corp.,
                    9.75%, 2/1/15                                        329,000
           444,000  Xstrata Finance Canada Ltd.,
                    5.80%, 11/15/16 (Acquired
                    11/8/06, Cost $442,903)(4)                           419,350
                                                                 ---------------
                                                                       3,255,728
                                                                 ---------------
MULTI-UTILITIES - 0.3%
           530,000  CenterPoint Energy Resources
                    Corp., 6.125%, 11/1/17                               511,471
           680,000  CenterPoint Energy Resources
                    Corp., 6.25%, 2/1/37                                 599,069
           130,000  CenterPoint Energy Transition
                    Bond Co. II, LLC, 5.17%, 8/1/19                      127,829
           581,000  Dominion Resources Inc.,
                    4.75%, 12/15/10                                      583,615
           490,000  Dominion Resources Inc.,
                    6.40%, 6/15/18                                       504,689
         1,060,000  NSTAR Electric Co.,
                    5.625%, 11/15/17                                   1,077,861
           970,000  Pacific Gas & Electric Co.,
                    4.20%, 3/1/11                                        968,249
           605,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                        582,737
           367,000  Pacific Gas & Electric Co.,
                    5.80%, 3/1/37                                        343,166
           490,000  Pacific Gas & Electric Co.,
                    6.35%, 2/15/38                                       490,432
            40,000  TECO Finance, Inc.,
                    6.75%, 5/1/15                                         39,433
                                                                 ---------------
                                                                       5,828,551
                                                                 ---------------
MULTILINE RETAIL - 0.1%
            25,000  J.C. Penney Corp., Inc.,
                    6.875%, 10/15/15                                      24,128
           520,000  Kohl's Corp., 6.875%, 12/15/37                       465,083
           395,000  Macys Retail Holdings, Inc.,
                    5.35%, 3/15/12                                       370,075
         1,310,000  Macys Retail Holdings, Inc.,
                    5.875%, 1/15/13                                    1,227,477
                                                                 ---------------
                                                                       2,086,763
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 0.6%
           530,000  Canadian Natural Resources Ltd.,
                    5.70%, 5/15/17                                       512,370
           520,000  Canadian Natural Resources Ltd.,
                    6.75%, 2/1/39                                        513,147
           125,000  Chesapeake Energy Corp.,
                    7.625%, 7/15/13                                      127,188
           450,000  Chesapeake Energy Corp.,
                    7.50%, 6/15/14                                       454,500
           980,000  Enbridge Energy Partners L.P.,
                    6.50%, 4/15/18                                       980,672
         1,117,000  Enterprise Products Operating L.P.,
                    4.95%, 6/1/10                                      1,116,064
           570,000  Enterprise Products Operating L.P.,
                    6.30%, 9/15/17                                       569,790
           550,000  Forest Oil Corp., 7.75%, 5/1/14                      550,000
            70,000  Kerr-McGee Corp., 6.95%, 7/1/24                       71,591
           230,000  Massey Energy Co.,
                    6.875%, 12/15/13                                     225,975
           810,000  Nexen Inc., 6.40%, 5/15/37                           728,746
           300,000  Pacific Energy Partners
                    L.P./Pacific Energy Finance Corp.,
                    7.125%, 6/15/14                                      300,977
           100,000  PetroHawk Energy Corp., 7.875%,
                    6/1/15 (Acquired 5/9/08,
                    Cost $100,000)(4)                                     93,750
         1,379,000  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11                              1,400,845
           275,000  Range Resources Corp.,
                    7.375%, 7/15/13                                      273,625
            75,000  Range Resources Corp.,
                    6.375%, 3/15/15                                       70,875
           350,000  Sabine Pass LNG, L.P.,
                    7.50%, 11/29/16                                      308,000
           260,000  TransCanada PipeLines Ltd.,
                    6.20%, 10/15/37                                      235,369
           200,000  Williams Companies, Inc. (The),
                    8.125%, 3/15/12                                      213,500
           770,000  XTO Energy Inc., 5.30%, 6/30/15                      741,294
           612,000  XTO Energy Inc., 6.10%, 4/1/36                       544,735
           240,000  XTO Energy Inc., 6.375%, 6/15/38                     217,028
                                                                 ---------------
                                                                      10,250,041
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.1%
           269,000  Boise Cascade LLC,
                    7.125%, 10/15/14                                     174,850
           550,000  Georgia-Pacific Corp.,
                    7.70%, 6/15/15                                       515,625
           175,000  Georgia-Pacific Corp., 7.125%,
                    1/14/17 (Acquired 12/13/06,
                    Cost $175,000)(4)                                    163,188
            36,000  Jefferson Smurfit Corp.,
                    8.25%, 10/1/12                                        31,500
           200,000  Verso Paper Holdings LLC/Verso
                    Paper Inc., 9.125%, 8/1/14                           189,000
                                                                 ---------------
                                                                       1,074,163
                                                                 ---------------
PHARMACEUTICALS - 0.4%
         1,015,000  Abbott Laboratories,
                    5.875%, 5/15/16                                    1,053,444
           480,000  Abbott Laboratories,
                    5.60%, 11/29/17                                      489,491
         1,480,000  AstraZeneca plc, 5.40%, 9/15/12                    1,529,844
           790,000  AstraZeneca plc, 5.90%, 9/15/17                      821,986
           470,000  Baxter International Inc.,
                    5.375%, 6/1/18                                       469,597
         1,180,000  GlaxoSmithKline Capital Inc.,
                    4.85%, 5/15/13                                     1,190,023
           710,000  GlaxoSmithKline Capital Inc.,
                    6.375%, 5/15/38                                      712,744
           568,000  Wyeth, 5.95%, 4/1/37                                 547,228
                                                                 ---------------
                                                                       6,814,357
                                                                 ---------------
REAL ESTATE INVESTMENT
TRUSTS (REITs) - 0.1%
           550,000  Host Hotels & Resorts L.P.,
                    7.00%, 8/14/12                                       517,000
         1,100,000  ProLogis, 5.625%, 11/15/16                           969,676
                                                                 ---------------
                                                                       1,486,676
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
ROAD & RAIL - 0.1%
           465,000  Hertz Corp. (The),
                    8.875%, 12/31/13                                     437,681
           375,000  Hertz Corp. (The),
                    10.50%, 1/1/16(3)                                    332,813
           770,000  Union Pacific Corp.,
                    5.75%, 11/15/17                                      751,955
                                                                 ---------------
                                                                       1,522,449
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT(1)
            53,000  STATS ChipPAC Ltd.,
                    6.75%, 11/15/11                                       53,663
                                                                 ---------------
SOFTWARE - 0.2%
           571,000  Intuit Inc., 5.75%, 3/15/17                          542,383
         1,227,000  Oracle Corp., 5.00%, 1/15/11                       1,258,174
         1,985,000  Oracle Corp., 5.75%, 4/15/18                       1,994,302
                                                                 ---------------
                                                                       3,794,859
                                                                 ---------------
SPECIALTY RETAIL - 0.2%
           375,000  Asbury Automotive Group Inc.,
                    8.00%, 3/15/14                                       294,375
           300,000  Asbury Automotive Group Inc.,
                    7.625%, 3/15/17                                      216,000
           450,000  Couche-Tard U.S. L.P./Couche-Tard
                    Financing Corp., 7.50%, 12/14/13                     421,875
           670,000  GSC Holdings Corp.,
                    8.00%, 10/1/12                                       705,175
           530,000  Lowe's Companies, Inc.,
                    5.60%, 9/15/12                                       548,223
           275,000  Michaels Stores, Inc.,
                    10.00%, 11/1/14(3)                                   207,625
            29,000  Rent-A-Center Inc., 7.50%, 5/1/10                     28,565
           375,000  Toys "R" Us, Inc.,
                    7.375%, 10/15/18                                     264,375
            56,000  Visant Corp., 7.625%, 10/1/12                         55,020
                                                                 ---------------
                                                                       2,741,233
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS(1)
           575,000  Perry Ellis International, Inc.,
                    8.875%, 9/15/13                                      531,156
            38,000  Phillips-Van Heusen Corp.,
                    7.25%, 2/15/11                                        38,190
                                                                 ---------------
                                                                         569,346
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
           475,000  Ashtead Capital Inc., 9.00%,
                    8/15/16 (Acquired
                    8/1/06-10/5/06,
                    Cost $488,500)(4)                                    429,875
           550,000  United Rentals North America,
                    Inc., 6.50%, 2/15/12                                 493,625
           161,000  United Rentals North America,
                    Inc., 7.75%, 11/15/13(3)                             127,190
                                                                 ---------------
                                                                       1,050,690
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.1%
           200,000  Alltel Corp., 7.00%, 6/30/12                         206,500
           225,000  Cricket Communications, Inc.,
                    9.375%, 11/1/14                                      224,156
           125,000  Intelsat Subsidiary Holding Co.
                    Ltd., 8.875%, 1/15/15 (Acquired
                    8/13/08, Cost $125,000)(4)                           124,219
           930,000  Rogers Communications Inc.,
                    6.80%, 8/15/18                                       944,783
           300,000  Rural Cellular Corp.,
                    9.875%, 2/1/10                                       309,000
           100,000  Syniverse Technologies Inc.,
                    7.75%, 8/15/13                                        94,500

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           705,000  Vodafone Group plc,
                    5.625%, 2/27/17                                      682,212
                                                                 ---------------
                                                                       2,585,370
                                                                 ---------------
TOTAL CORPORATE BONDS                                                153,511,789
(Cost $159,297,015)                                              ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(5) - 5.2%
         3,324,692  Banc of America Alternative Loan
                    Trust, Series 2007-2, Class 2A4,
                    5.75%, 6/25/37(6)                                  3,030,001
        15,241,635  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.80%, 9/1/08                                        199,101
         3,700,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%, 11/10/38(6)                   3,625,164
         2,200,000  Banc of America Commercial
                    Mortgage Inc., Series 2006-6,
                    Class A3 SEQ, 5.37%, 12/10/16(6)                   2,040,300
         1,162,928  Banc of America Large Loan,
                    Series 2005 MIB1, Class A1, VRN,
                    2.62%, 9/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps (Acquired
                    11/18/05, Cost $1,162,928)(4)                      1,104,476
        23,168,023  Bear Stearns Commercial
                    Mortgage Securities Trust
                    STRIPS - COUPON, Series
                    2004 T16, Class X2, VRN,
                    0.89%, 9/1/08                                        530,177
         3,319,297  Bear Stearns Commercial
                    Mortgage Securities Trust, Series
                    2006 BBA7, Class A1, VRN,
                    2.58%, 9/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.11% with no caps (Acquired
                    6/5/06, Cost $3,319,297)(4)                        3,151,131
         3,034,711  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON,
                    Series 1998 C2, Class X, VRN,
                    1.68%, 9/1/08                                        168,718
           124,591  Commercial Mortgage
                    Pass-Through Certificates, Series
                    2005 F10A, Class A1, VRN, 2.57%,
                    9/15/08, resets monthly off the
                    1-month LIBOR plus 0.10% with
                    no caps (Acquired 3/18/05,
                    Cost $124,591)(4)                                    120,974
         9,962,736  Countrywide Home Loans
                    Mortgage Pass-Through Trust,
                    Series 2007-16, Class A1,
                    6.50%, 10/25/37(6)                                 8,273,216
         1,900,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2001 CK3, Class A4 SEQ,
                    6.53%, 6/15/34                                     1,943,250
         2,400,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2002 CKN2, Class A3 SEQ,
                    6.13%, 4/15/37                                     2,432,393
         2,100,000  Credit Suisse Mortgage Capital
                    Certificates, Series 2007 TF2A,
                    Class A1, VRN, 2.65%, 9/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.18% with
                    no caps (Acquired 7/24/07,
                    Cost $2,100,000)(4)                                1,967,095
         3,028,222  FHLMC, Series 2567, Class OD,
                    5.00%, 8/15/15                                     3,055,403
         2,650,000  FHLMC, Series 2926, Class
                    EW SEQ, 5.00%, 1/15/25                             2,505,525
           905,070  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14                                      907,121
         5,966,000  FHLMC, Series 3203, Class
                    VN SEQ, 5.00%, 6/15/22(6)                          5,533,674
           804,609  FNMA, Series 2003-52, Class
                    KF SEQ, VRN, 2.87%, 9/25/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.40% with a cap
                    of 7.50%                                             795,398
         5,503,767  FNMA, Series 2005-63, Class
                    HA SEQ, 5.00%, 4/25/23(6)                          5,537,753
         8,677,731  FNMA, Series 2006-44, Class OA,
                    5.50%, 12/25/26                                    8,815,967
         3,720,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG3,
                    Class A2 SEQ, 4.31%, 8/10/42                       3,688,886

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           915,299  Greenwich Capital Commercial
                    Funding Corp., Series 2006 FL4A,
                    Class A1, VRN, 2.55%, 9/5/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.09% with
                    no caps (Acquired 12/14/06,
                    Cost $915,299)(4)                                    846,632
           793,415  GS Mortgage Securities Corp. II,
                    Series 2007 EOP, Class A1 VRN,
                    2.55%, 9/8/08, resets monthly off
                    the 1-month LIBOR plus 0.09%
                    with no caps                                         733,070
         7,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C3, Class
                    A3 SEQ, 3.85%, 5/15/27(6)                          6,714,610
         2,100,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C1, Class
                    A2 SEQ, 3.62%, 1/15/29(6)                          2,081,715
         5,664,225  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    4.57%, 6/15/29(6)                                  5,653,904
         3,152,637  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class
                    A2 SEQ, 4.82%, 4/15/30(6)                          3,138,129
         4,600,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class
                    A3 SEQ, 4.65%, 7/30/30(6)                          4,471,223
           439,184  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2006 LLFA, Class A1, VRN,
                    2.55%, 9/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps (Acquired
                    8/7/06, Cost $439,184)(4)                            413,758
            66,004  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1,
                    7.00%, 12/25/33                                       55,934
         2,338,207  Merrill Lynch Floating Trust,
                    Series 2006-1, Class A1, VRN,
                    2.54%, 9/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps (Acquired
                    10/31/06, Cost $2,338,207)(4)                      2,175,945
         2,045,926  Thornburg Mortgage Securities
                    Trust, Series 2006-5, Class A1,
                    VRN, 2.59%, 9/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps                            1,971,961
            77,255  Washington Mutual Commercial
                    Mortgage Securities Trust, Series
                    2003 C1A, Class A SEQ, 3.83%,
                    1/25/35 (Acquired 2/3/06,
                    Cost $74,838)(4)                                      75,630
         1,975,000  Washington Mutual Mortgage
                    Pass-Through Certificates, Series
                    2005 AR4, Class A3, VRN,
                    4.59%, 9/1/08                                      1,918,517
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                  89,676,751
(Cost $92,864,513)                                               ---------------

U.S. TREASURY SECURITIES - 4.4%
         4,670,000  U.S. Treasury Bonds,
                    8.125%, 8/15/19(3)                                 6,322,381
           250,000  U.S. Treasury Bonds,
                    4.375%, 2/15/38(3)                                   248,301
        16,292,520  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/27(6)                         16,862,775
        11,915,036  U.S. Treasury Inflation Indexed
                    Notes, 3.00%, 7/15/12(6)                          12,800,287
        13,487,226  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/10/14(6)                          13,995,114
           190,000  U.S. Treasury Notes,
                    2.75%, 7/30/10(3)                                    191,603
         1,140,000  U.S. Treasury Notes,
                    3.375%, 7/30/13(3)                                 1,155,943
        12,050,000  U.S. Treasury Notes,
                    10.625%, 8/15/15(6)                               17,398,140
         6,375,000  U.S. Treasury Notes,
                    4.75%, 8/15/17(3)                                  6,869,069

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           250,000  U.S. Treasury Notes,
                    3.875%, 5/15/18(3)                                   251,543
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        76,095,156
(Cost $75,514,616)                                               ---------------

MUNICIPAL SECURITIES - 1.4%
         8,140,000  Clark County School District GO,
                    Series 2004 D, (Building Bonds),
                    5.00%, 12/15/14, Prerefunded
                    at 100% of Par (MBIA)(6)(9)                        9,036,539
         7,890,000  Clark County School District GO,
                    Series 2005 C, (Building Bonds),
                    5.00%, 12/15/15, Prerefunded
                    at 100% of Par (FSA)(6)(9)                         8,805,398
         3,325,000  Georgia GO, Series 2008 B,
                    5.00%, 7/1/18(6)                                   3,709,104
         1,150,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                      1,077,918
         2,060,000  Orange County Housing Finance
                    Auth. Rev., Series 2002 B,
                    (Millenia), VRDN, 2.61%, 9/3/08
                    (LOC: Keybank N.A.)                                2,060,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            24,688,959
(Cost $24,138,500)                                               ---------------

ADJUSTABLE-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED
SECURITIES(5) - 1.2%
         3,937,193  FHLMC, 6.81%, 8/1/36(6)                            4,019,382
         5,570,196  FHLMC, 5.99%, 11/1/36(6)                           5,667,040
         3,044,728  FNMA, 6.49%, 5/1/36                                3,102,690
         2,122,686  FNMA, 6.43%, 9/1/36                                2,174,484
         2,522,906  FNMA, 6.46%, 9/1/36                                2,588,201
         2,708,297  FNMA, 5.95%, 6/1/37                                2,763,576
                                                                 ---------------
TOTAL ADJUSTABLE-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED
SECURITIES                                                            20,315,373
(Cost $20,318,821)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 0.7%
         9,000,000  FHLMC, 4.125%, 9/27/13(3)                          9,054,405
         3,050,000  FNMA, 3.00%, 7/12/10                               3,043,995
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               12,098,400
(Cost $12,060,982)                                               ---------------

COMMERCIAL PAPER - 0.6%
         5,500,000  Crown Point Capital Co., 2.85%,
                    11/5/08 (Acquired 8/8/08,
                    Cost $5,461,248)(4)                                5,468,315

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         5,500,000  Lexington Parker Capital, 2.77%,
                    9/2/08 (Acquired 6/4/08,
                    Cost $5,461,913)(4)                                5,498,256
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                10,966,571
(Cost $10,971,274)                                               ---------------

ASSET-BACKED SECURITIES(5) - 0.3%
           532,800  Accredited Mortgage Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    2.51%, 9/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps                                   527,966
         2,100,000  CNH Equipment Trust, Series
                    2007 C, Class A3A SEQ,
                    5.21%, 12/15/11                                    2,125,950
            45,725  Goldman Sachs Auto Loan Trust,
                    Series 2005-1, Class A3 SEQ,
                    4.45%, 5/17/10                                        45,875
           666,331  Long Beach Mortgage Loan Trust,
                    Series 2006-6, Class 2A1, VRN,
                    2.51%, 9/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps                                   663,612
            20,635  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE2, Class A1, VRN,
                    2.53%, 9/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps                                    20,538
           825,345  SLM Student Loan Trust, Series
                    2006-5, Class A2, VRN, 2.79%,
                    10/27/08, resets quarterly off the
                    3-month LIBOR minus 0.01% with
                    no caps                                              823,187
           773,640  SLM Student Loan Trust, Series
                    2006-10, Class A2, VRN, 2.81%,
                    10/27/08, resets quarterly off the
                    3-month LIBOR plus 0.01% with
                    no caps                                              772,181
           455,679  USAA Auto Owner Trust, Series
                    2006-1, Class A3 SEQ, 5.01%,
                    9/15/10                                              458,181
             2,810  WFS Financial Owner Trust,
                    Series 2005-3, Class A3A SEQ,
                    4.25%, 6/17/10                                         2,812
           254,210  World Omni Auto Receivables
                    Trust, Series 2006 A, Class
                    A3 SEQ, 5.01%, 10/15/10                              255,374
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                          5,695,676
(Cost $5,677,040)                                                ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 0.1%
           130,000  Hydro Quebec, 8.40%, 1/15/22                         172,348
            81,360  Overseas Private Investment Corp.,
                    4.10%, 11/15/14                                       81,266
         1,290,000  Province of Quebec,
                    5.00%, 7/17/09                                     1,311,543
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                 1,565,157
(Cost $1,531,005)                                                ---------------

TEMPORARY CASH INVESTMENTS - 9.7%
        86,100,000  FHLB Discount Notes,
                    1.95%, 9/2/08(6)(10)                              86,100,000

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various U.S.
Treasury obligations, 3.00%, 7/15/12, valued at
$83,690,423), in a joint trading account at
1.95%, dated 8/29/08, due 9/2/08
(Delivery value $82,208,058)(6)                                       82,190,250
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                     168,290,250
(Cost $168,285,586)                                              ---------------

TEMPORARY CASH INVESTMENTS -
SEGREGATED FOR FUTURES CONTRACTS - 0.3%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various U.S.
Treasury obligations, 3.00%, 7/15/12, valued at
$4,897,540), in a joint trading account
at 1.95%, dated 8/29/08, due 9/2/08
(Delivery value $4,810,792)                                            4,809,750
(Cost $4,809,750)                                                ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(11) - 2.6%
Repurchase Agreement, Barclays Capital Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.12%, dated 8/29/08,
due 9/2/08 (Delivery value $9,002,120)                                 9,000,000

Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.12%, dated 8/29/08,
due 9/2/08 (Delivery value $9,002,120)                                 9,000,000

Repurchase Agreement, Credit Suisse Securities
USA LLC, (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 2.12%,
dated 8/29/08, due 9/2/08
(Delivery value $9,002,120)                                            9,000,000

Repurchase Agreement, Deutsche Bank Securities
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.12%, dated 8/29/08,
due 9/2/08 (Delivery value $8,001,884)                                 8,000,000

Repurchase Agreement, UBS Securities LLC,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.10%, dated 8/29/08,
due 9/2/08 (Delivery value $9,294,322)                                 9,292,154
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                         44,292,154
(Cost $44,292,154)                                               ---------------

TOTAL INVESTMENT SECURITIES - 106.3%                               1,843,083,188
                                                                 ---------------
(Cost $1,766,196,495)

OTHER ASSETS AND LIABILITIES - (6.3)%                              (109,323,756)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,733,759,432
                                                                 ===============

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS
                                   Expiration      Underlying Face   Unrealized
Contracts Purchased                   Date         Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
 75  S&P 500 E-Mini Futures       September 2008    $  4,809,750      $ 91,987
775  U.S. Treasury 2-Year Notes   December 2008      164,517,969        58,803
                                                   -----------------------------
                                                    $169,327,719      $150,790
                                                   =============================

                                   Expiration      Underlying Face   Unrealized
Contracts Sold                        Date         Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
104  U.S. Long Bond               December 2008      $12,200,500     $ (31,109)
141  U.S. Treasury 5-Year Notes   December 2008       15,783,187       (23,450)
280  U.S. Treasury 10-Year Notes  December 2008       32,340,000       (92,505)
                                                   -----------------------------
                                                     $60,323,687     $(147,064)
                                                   =============================

SWAP AGREEMENTS
                                                                     Unrealized
Notional Amount   Description of Agreement        Expiration Date    Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$5,500,000        Pay quarterly a fixed rate      June 2012           $239,032
                  equal to 0.35% multiplied by
                  the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of one of the issues of Dow
                  Jones CDX N.A. Investment
                  Grade 8, par value of the
                  proportional notional amount.
 2,845,000        Pay quarterly a fixed rate      September 2012       164,058
                  equal to 0.63% multiplied by
                  the notional amount and
                  receive from Deutsche Bank
                  AG upon each default event
                  of Morgan Stanley, par value
                  of the proportional notional
                  amount of Morgan Stanley,
                  6.60%, 4/1/12.
 1,290,000        Pay quarterly a fixed rate      December 2012        131,894
                  equal to 0.73% multiplied by
                  the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of American International
                  Group, Inc., par value of
                  the proportional notional
                  amount of American
                  International Group, Inc.,
                  4.25%, 5/15/13.
   530,000        Pay quarterly a fixed rate      March 2013            (8,362)
                  equal to 0.70% multiplied
                  by the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of Rohm & Haas Co., par
                  value of the proportional
                  notional amount of Rohm &
                  Haas Co., 7.85%, 7/15/29.
 2,070,000        Pay quarterly a fixed rate      June 2013             (3,991)
                  equal to 0.60% multiplied
                  by the notional amount and
                  receive from Deutsche Bank
                  AG upon each default event
                  of Marsh & McLennan
                  Companies, Inc., par value
                  of the proportional notional
                  amount of Marsh & McLennan
                  Companies, Inc., 5.375%,
                  7/15/14.
 2,750,000        Pay quarterly a fixed rate      June 2013              4,804
                  equal to 1.28% multiplied
                  by the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of Staples, Inc., par value
                  of the proportional notional
                  amount of Staples, Inc.,
                  7.375%, 10/1/12.
 5,800,000        Pay quarterly a fixed rate      March 2017           120,633
                  equal to 0.12% multiplied
                  by the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of Pfizer Inc., par value
                  of the proportional notional
                  amount of Pfizer Inc.,
                  4.65%, 3/1/18.
 2,840,000        Pay quarterly a fixed rate      September 2017       184,805
                  equal to 0.64% multiplied by
                  the notional amount and
                  receive from Deutsche Bank
                  AG upon each default event
                  of JPMorgan Chase & Co., par
                  value of the proportional
                  notional amount of JPMorgan
                  Chase & Co., 6.75%, 2/1/11.
                                                                    ------------
                                                                      $832,873
                                                                    ============

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
BDR = Brazilian Depositary Receipt
CDX = Credit Derivative Indexes
CVA = Certificaten Van Aandelen
EAFE = Europe, Australasia, and Far East
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.
GDR = Global Depositary Receipt
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MASTR = Mortgage Asset Securitization Transactions, Inc.
MSCI = Morgan Stanley Capital International
OJSC = Open Joint Stock Company
ORD = Foreign Ordinary Share
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SDR = Swedish Depositary Receipt
SEQ = Sequential Payer
SPDR = Standard and Poor's Depositary Receipt
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2008.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective August 31, 2008.
(1) Category is less than 0.05% of total net assets.
(2) Non-income producing.
(3) Security, or a portion thereof, was on loan as of August 31, 2008. The aggregate value of securities on loan at August 31, 2008, was $48,917,212.
(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2008, was
    $37,326,628, which represented 2.2% of total net assets.
(5) Final maturity indicated, unless otherwise noted.
(6) Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.
(7) Forward commitment.
(8) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
    August 31, 2008.
(9) Escrowed to maturity in U.S. government securities or state and local government securities.
(10) The rate indicated is the yield to maturity at purchase.
(11) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. The total value of all collateral received at August 31, 2008 was $58,087,537.

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of August 31,
2008:

                                                                 UNREALIZED GAIN
                                                    VALUE OF     (LOSS) ON OTHER
                                                   INVESTMENT       FINANCIAL
             VALUATION INPUTS                      SECURITIES      INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                          $  791,610,742      $  3,726
Level 2 - Other Significant Observable Inputs     1,051,472,446       832,873
Level 3 - Significant Unobservable Inputs                     -             -
                                                --------------------------------
                                                 $1,843,083,188      $836,599
                                                ================================
* Includes futures contracts and swap agreements.

3. FEDERAL TAX INFORMATION

As of August 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,790,949,123
                                                                 ===============
Gross tax appreciation of investments                            $  136,522,969
Gross tax depreciation of investments                               (84,388,904)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $   52,134,065
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
STRATEGIC ALLOCATION: AGGRESSIVE FUND
AUGUST 31, 2008

[american century investments logo and text logo ®]

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 75.4%
AEROSPACE & DEFENSE - 1.3%
            45,620  BAE Systems plc ORD                           $      398,217
            31,572  Boeing Co.                                         2,069,860
            15,410  Finmeccanica SpA ORD                                 412,556
             8,326  General Dynamics Corp.                               768,490
             1,740  Goodrich Corp.                                        89,175
            67,700  Honeywell International Inc.                       3,396,509
             1,494  L-3 Communications Holdings, Inc.                    155,286
            13,806  Lockheed Martin Corp.                              1,607,571
            21,890  Northrop Grumman Corp.                             1,507,127
            57,720  Raytheon Co.                                       3,462,623
                                                                 ---------------
                                                                      13,867,414
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.3%
             2,257  C.H. Robinson Worldwide Inc.                         117,612
             4,152  FedEx Corp.                                          343,869
            47,309  United Parcel Service, Inc. Cl B                   3,033,453
                                                                 ---------------
                                                                       3,494,934
                                                                 ---------------
AIRLINES(1)
            27,822  Southwest Airlines Co.                               423,729
                                                                 ---------------
AUTO COMPONENTS - 0.4%
            11,447  Autoliv, Inc.                                        439,450
            55,900  BorgWarner, Inc.                                   2,311,466
            35,160  Hankook Tire Co. Ltd. ORD(2)                         513,630
             7,676  Johnson Controls, Inc.                               237,342
            13,485  TRW Automotive Holdings Corp.(2)                     258,642
                                                                 ---------------
                                                                       3,760,530
                                                                 ---------------
AUTOMOBILES - 0.2%
            13,375  Ford Motor Co.(2)(3)                                  59,653
             6,700  Honda Motor Co., Ltd. ORD                            218,191
            14,490  Hyundai Motor Company ORD                            945,297
             7,392  Thor Industries Inc.(3)                              169,868
            17,900  Toyota Motor Corp. ORD                               802,604
                                                                 ---------------
                                                                       2,195,613
                                                                 ---------------
BEVERAGES - 1.2%
             6,059  Anheuser-Busch Companies, Inc.                       411,164
             6,560  Carlsberg AS B Shares ORD                            581,804
            36,591  Central European
                    Distribution Corp.(2)                              2,110,935
            86,800  Coca-Cola Co. (The)                                4,519,676
            18,070  Coca-Cola Hellenic Bottling Co.
                    SA ORD                                               445,366
            17,200  Pepsi Bottling Group Inc.                            508,776
            56,471  PepsiCo, Inc.                                      3,867,134
                                                                 ---------------
                                                                      12,444,855
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.2%
            55,200  Alexion Pharmaceuticals Inc.(2)                    2,488,416
            58,681  Amgen Inc.(2)                                      3,688,101
             4,952  Celgene Corp.(2)                                     343,174
            23,097  Cephalon, Inc.(2)                                  1,769,692
            87,270  CSL Ltd. ORD                                       3,045,129
            14,900  Genentech, Inc.(2)                                 1,471,375
                                                                 ---------------
                                                                      12,805,887
                                                                 ---------------
BUILDING PRODUCTS - 0.1%
             9,400  Daikin Industries Ltd. ORD                           318,252
             9,969  Masco Corp.                                          190,009
            21,184  Sung Kwang Bend Co.,
                    Ltd. ORD(2)                                          362,648
                                                                 ---------------
                                                                         870,909
                                                                 ---------------
CAPITAL MARKETS - 1.9%
            12,498  AllianceBernstein Holding L.P.                       677,767
             5,052  Ameriprise Financial Inc.                            227,087
            45,528  Bank of New York
                    Mellon Corp. (The)                                 1,575,724
            19,135  Charles Schwab Corp. (The)                           459,049
            11,130  EFG International AG ORD                             338,698
             1,865  Federated Investors Inc. Cl B                         62,366
            10,571  Goldman Sachs Group, Inc. (The)                    1,733,327
            15,234  ICAP plc ORD                                         132,036
            63,700  Invesco Ltd.                                       1,632,631
             1,616  Janus Capital Group Inc.                              43,584
            26,830  Julius Baer Holding AG ORD                         1,633,922
             2,817  Knight Capital Group, Inc. Cl A(2)                    48,565
            12,960  Legg Mason, Inc.                                     577,109
           179,179  Man Group plc ORD                                  1,851,266
             5,766  Merrill Lynch & Co., Inc.                            163,466
            48,526  Morgan Stanley                                     1,981,316
            35,899  Northern Trust Corp.                               2,885,920
            28,373  Raymond James Financial, Inc.                        874,740
            26,515  State Street Corp.                                 1,794,270
            44,800  Waddell & Reed Financial, Inc.
                    Cl A                                               1,442,560
                                                                 ---------------
                                                                      20,135,403
                                                                 ---------------
CHEMICALS - 2.8%
               379  Ashland Inc.                                          15,512
             6,188  CF Industries Holdings, Inc.                         943,051
             2,931  DC Chemical Co., Ltd. ORD(2)                         794,785
            32,237  du Pont (E.I.) de Nemours & Co.                    1,432,612
            10,900  FMC Corp.                                            801,586
            14,311  International Flavors &
                    Fragrances Inc.                                      575,445
            31,419  Intrepid Potash, Inc.(2)                           1,488,004
            99,689  Israel Chemicals Ltd. ORD                          1,652,258
            19,550  Johnson Matthey plc ORD                              577,706
            10,098  K+S AG ORD                                         1,223,329
            12,140  Linde AG ORD                                       1,529,289
             3,290  Minerals Technologies Inc.                           216,087
            62,658  Monsanto Co.                                       7,158,678

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            10,449  Mosaic Co. (The)                                   1,115,326
            13,400  PPG Industries, Inc.                                 842,324
           193,500  PTT Chemical PCL ORD(2)                              426,672
            16,449  SGL Carbon AG ORD(2)                                 991,163
             3,500  Shin-Etsu Chemical Co., Ltd. ORD                     195,307
             1,054  Sigma-Aldrich Corp.                                   59,825
            20,756  Syngenta AG ORD                                    5,570,455
           188,000  Taiwan Fertilizer Co., Ltd. ORD                      576,089
            20,863  Uralkali GDR (Acquired
                    10/15/07-8/14/08,
                    Cost $560,702)(4)                                    886,167
             6,540  Yara International ASA ORD                           404,295
                                                                 ---------------
                                                                      29,475,965
                                                                 ---------------
COMMERCIAL BANKS - 2.9%
            20,924  Anglo Irish Bank Corp. plc ORD                       180,623
            29,503  Associated Banc-Corp                                 516,303
            48,500  Banco do Brasil SA ORD                               704,715
            95,450  Banco Santander SA ORD                             1,623,350
             9,599  BB&T Corp.(3)                                        287,970
            16,100  BNP Paribas ORD                                    1,452,760
             4,413  BRE Bank SA ORD(2)                                   686,174
           467,500  China Merchants Bank Co., Ltd.
                    H Shares ORD                                       1,562,710
            12,223  Credicorp Ltd.                                       859,644
           248,147  Grupo Financiero Banorte,
                    SAB de CV ORD                                        995,798
            52,300  Hang Seng Bank Ltd. ORD                            1,033,546
            99,817  HSBC Holdings plc ORD(3)                           1,570,348
         1,932,000  Industrial and Commercial Bank
                    of China Ltd. H Shares ORD                         1,326,542
            87,150  Intesa Sanpaolo SpA ORD                              468,257
             5,160  KBC Groupe ORD                                       492,745
             4,757  Komercni Banka AS ORD                              1,054,898
            34,794  Marshall & Ilsley Corp.(3)                           535,828
            41,377  National Bank of Greece SA ORD                     1,842,190
            48,900  National City Corp.(3)                               246,456
            43,780  Powszechna Kasa Oszczednosci
                    Bank Polski SA ORD                                   939,498
           111,482  Regions Financial Corp.                            1,033,438
            24,385  Royal Bank of Canada                               1,113,907
           167,881  Sberbank ORD                                         395,108
            39,480  Standard Chartered plc ORD                         1,072,950
                80  Sumitomo Mitsui Financial
                    Group Inc. ORD                                       486,898
            11,624  SunTrust Banks, Inc.                                 486,929
           115,691  Turkiye Garanti Bankasi
                    AS ORD(2)                                            343,407
            39,057  U.S. Bancorp                                       1,244,356
            53,600  Unibanco-Uniao de Bancos
                    Brasileiros SA ORD                                   641,631
            65,000  United Overseas Bank Ltd. ORD                        866,866
            37,800  Wachovia Corp.                                       600,642
           113,090  Wells Fargo & Co.                                  3,423,233
             7,219  Zions Bancorporation(3)                              193,758
                                                                 ---------------
                                                                      30,283,478
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.7%
             4,042  Allied Waste Industries Inc.(2)                       54,324
            24,915  Avery Dennison Corp.                               1,201,900
            57,894  Capita Group plc ORD                                 745,675
            16,000  FTI Consulting, Inc.(2)                            1,174,400
            36,985  Pitney Bowes, Inc.                                 1,263,037
            24,078  R.R. Donnelley & Sons Co.                            671,295

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             8,076  Republic Services, Inc.                              265,458
             3,900  Robert Half International Inc.                        99,840
               800  SGS SA ORD                                         1,025,047
             5,480  Suez Environnement SA ORD(2)                         157,391
            25,333  Waste Management, Inc.                               891,215
                                                                 ---------------
                                                                       7,549,582
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.4%
           196,188  Cisco Systems Inc.(2)                              4,718,321
            55,500  Corning Inc.                                       1,139,970
            87,872  Motorola, Inc.                                       827,754
            41,570  Nokia Oyj ORD                                      1,045,745
           104,183  QUALCOMM Inc.                                      5,485,236
            16,300  Research In Motion Ltd.(2)                         1,982,080
                                                                 ---------------
                                                                      15,199,106
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.4%
            40,169  Apple Inc.(2)                                      6,809,850
            60,000  Dell Inc.(2)                                       1,303,800
            12,065  Diebold, Inc.                                        478,377
            39,845  EMC Corp.(2)                                         608,832
            81,525  Hewlett-Packard Co.                                3,825,153
            20,638  Lexmark International, Inc. Cl A(2)                  742,349
            24,250  Western Digital Corp.(2)                             661,055
                                                                 ---------------
                                                                      14,429,416
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.9%
            73,292  Boart Longyear Group ORD                             123,224
           294,000  China Communications
                    Construction Co. Ltd.
                    H Shares ORD                                         498,220
             4,380  FLSmidth & Co. AS ORD                                349,735
            15,168  Fluor Corp.                                        1,215,412
            33,614  Foster Wheeler Ltd.(2)                             1,670,280
             5,890  Hochtief AG ORD                                      497,450
             6,856  Orascom Construction
                    Industries ORD                                       434,191
           123,277  Quanta Services, Inc.(2)                           3,937,467
            22,100  Shaw Group Inc. (The)(2)                           1,094,834
                                                                 ---------------
                                                                       9,820,813
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.1%
         1,147,000  Asia Cement China Holdings
                    Corp. ORD(2)                                         734,727
           391,407  Asia Cement Corp. ORD                                431,345
                                                                 ---------------
                                                                       1,166,072
                                                                 ---------------
CONSUMER FINANCE - 0.3%
             9,930  Capital One Financial Corp.                          438,310
            46,755  Discover Financial Services                          769,120
           127,000  Redecard SA ORD                                    2,303,365
                                                                 ---------------
                                                                       3,510,795
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 0.5%
            59,539  Bemis Co., Inc.                                    1,662,329
            81,100  Crown Holdings Inc.(2)                             2,249,714
            31,328  Owens-Illinois Inc.(2)                             1,397,229
             5,536  Rock-Tenn Co. Cl A                                   203,060
             3,280  Sonoco Products Co.                                  113,357
                                                                 ---------------
                                                                       5,625,689
                                                                 ---------------
DISTRIBUTORS - 0.1%
            11,603  Genuine Parts Co.                                    492,199
           260,000  Li & Fung Ltd. ORD                                   795,329
                                                                 ---------------
                                                                       1,287,528
                                                                 ---------------
DIVERSIFIED - 0.5%
            71,600  Financial Select Sector
                    SPDR Fund                                          1,526,513
            10,330  iShares MSCI EAFE Growth
                    Index Fund(3)                                        670,210
             6,810  iShares MSCI EAFE Index Fund                         432,912
             6,600  iShares MSCI Emerging
                    Markets Index Fund                                   264,330
           104,950  iShares MSCI Japan Index Fund                      1,198,529
             2,000  iShares Russell 1000 Growth
                    Index Fund                                           109,360
             5,000  Midcap SPDR Trust Series 1                           741,000
             2,319  Standard and Poor's 500
                    Depositary Receipt Series 1                          298,478
                                                                 ---------------
                                                                       5,241,332
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.6%
             9,100  Benesse Corp. ORD                                    398,980
            66,300  Corinthian Colleges Inc.(2)                          879,801
            14,600  DeVry Inc.                                           753,068
            26,877  H&R Block, Inc.                                      686,439
            25,000  ITT Educational Services Inc.(2)                   2,222,750
             4,848  Strayer Education, Inc.                            1,017,304
                                                                 ---------------
                                                                       5,958,342
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.5%
           158,256  Bank of America Corp.                              4,928,092
           108,000  BM&FBOVESPA SA - Bolsa de
                    Valores, Mercadorias e
                    Futuros ORD                                          825,301
           117,700  Citigroup Inc.                                     2,235,123
            13,340  Deutsche Boerse AG ORD                             1,265,401
           135,337  JPMorgan Chase & Co.                               5,209,122
             9,466  McGraw-Hill Companies, Inc.
                    (The)                                                405,523
           330,955  Power Finance Corp. Ltd. ORD                       1,002,332
                                                                 ---------------
                                                                      15,870,894
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.5%
           238,654  AT&T Inc.                                          7,633,800
             1,855  CenturyTel Inc.                                       71,659
             8,748  Embarq Corp.                                         412,556
            21,700  GVT Holding SA ORD(2)                                491,361

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            52,960  Koninklijke KPN N.V. ORD                             899,051
             6,668  Telefonica O2 Czech Republic
                    AS ORD                                               206,475
            59,930  Telefonica SA ORD                                  1,482,448
            93,261  Telekomunikacja Polska SA ORD                        935,614
           101,624  Verizon Communications Inc.                        3,569,035
             5,532  Windstream Corp.                                      68,707
                                                                 ---------------
                                                                      15,770,706
                                                                 ---------------
ELECTRIC UTILITIES - 1.4%
            43,123  CEZ AS ORD                                         3,255,354
             4,146  Edison International                                 190,384
            14,444  Entergy Corp.                                      1,493,365
            16,661  Exelon Corp.                                       1,265,570
            33,370  Fortum Oyj ORD                                     1,369,211
            36,317  FPL Group, Inc.                                    2,181,199
            20,586  IDACORP, Inc.                                        613,463
           414,287  Power Grid Corp.
                    of India Ltd. ORD(2)                                 870,677
            24,363  PPL Corp.                                          1,066,369
            72,870  Scottish and Southern Energy
                    plc ORD                                            1,917,818
             4,251  Southern Co.                                         159,455
            39,476  Westar Energy Inc.                                   894,131
                                                                 ---------------
                                                                      15,276,996
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.1%
            62,790  ABB Ltd. ORD                                       1,538,613
            15,040  ALSTOM Co. ORD                                     1,530,931
            21,293  American
                    Superconductor Corp.(2)(3)                           523,169
           544,000  China High Speed Transmission
                    Equipment Group Co.,
          Ltd. ORD  1,064,043
            57,000  Cooper Industries, Ltd. Cl A                       2,715,480
            82,652  Emerson Electric Co.                               3,868,114
            19,000  Energy Conversion Devices Inc.(2)                  1,428,230
            11,300  First Solar Inc.(2)                                3,126,145
            19,970  Gamesa Corporacion Tecnologica
                    SA ORD                                               945,906
            13,391  Hubbell Inc. Cl B                                    582,642
            46,000  JA Solar Holdings Co., Ltd. ADR(2)                   820,180
             8,133  Q-Cells AG ORD(2)                                    817,662
            25,400  Vestas Wind Systems AS ORD(2)                      3,448,346
                                                                 ---------------
                                                                      22,409,461
                                                                 ---------------
ELECTRONIC EQUIPMENT, INSTRUMENTS
& COMPONENTS - 0.4%
            19,300  Amphenol Corp. Cl A                                  917,137
           103,028  Celestica Inc.(2)                                    865,435
            85,700  Flextronics International Ltd.(2)                    764,444
            30,494  Molex Inc.                                           735,515
            15,628  Tyco Electronics Ltd.                                514,317
                                                                 ---------------
                                                                       3,796,848
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.8%
            53,080  AMEC plc ORD                                         814,311
           414,000  China Oilfield Services Ltd. ORD                     552,774

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            30,800  Dresser-Rand Group Inc.(2)                         1,249,248
            14,255  ENSCO International Inc.                             966,204
            12,367  FMC Technologies Inc.(2)                             662,377
            17,992  Halliburton Co.                                      790,568
            73,100  Helmerich & Payne, Inc.                            4,175,472
         2,375,050  KNM Group Bhd ORD                                  1,038,114
            37,669  National Oilwell Varco, Inc.(2)                    2,777,335
             3,189  Noble Corp.                                          160,375
             4,110  Oil States International, Inc.(2)                    228,639
            25,600  Patterson-UTI Energy Inc.                            727,552
            59,392  Saipem SpA ORD                                     2,356,933
         1,630,700  SapuraCrest Petroleum Bhd ORD                        626,565
            22,186  Schlumberger Ltd.                                  2,090,365
            19,690  Seadrill Ltd. ORD                                    537,454
            32,338  Smith International, Inc.                          2,253,959
            18,197  Tenaris SA ADR                                       995,194
            21,400  Transocean Inc.(2)                                 2,722,080
            88,100  Weatherford International Ltd.(2)                  3,398,898
                                                                 ---------------
                                                                      29,124,417
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.5%
             5,447  Costco Wholesale Corp.                               365,276
             9,900  FamilyMart Co., Ltd. ORD                             403,137
            78,014  Kroger Co. (The)                                   2,154,747
            10,130  Shoppers Drug Mart Corp. ORD                         528,464
            24,674  SYSCO Corp.                                          785,373
           285,193  Tesco plc ORD                                      1,977,318
            16,600  Walgreen Co.                                         604,738
           135,401  Wal-Mart Stores, Inc.                              8,003,383
            21,139  X5 Retail Group N.V. GDR(2)                          574,563
                                                                 ---------------
                                                                      15,396,999
                                                                 ---------------
FOOD PRODUCTS - 1.8%
            79,530  Cadbury plc ORD                                      913,086
             8,743  Campbell Soup Co.                                    321,830
           211,000  China Yurun Food Group Ltd. ORD                      362,270
            52,534  ConAgra Foods, Inc.                                1,117,398
            15,780  General Mills, Inc.                                1,044,320
            11,660  Groupe Danone ORD                                    811,421
            39,583  H.J. Heinz Co.                                     1,991,817
            17,190  Hershey Co. (The)                                    620,387
            40,383  Kellogg Co.                                        2,198,451
            77,088  Kraft Foods Inc. Cl A                              2,429,043
           106,450  Nestle SA ORD                                      4,690,156
           228,000  PT Astra Agro Lestari Tbk ORD                        445,261
            38,575  Unilever N.V. CVA                                  1,065,399
            20,300  Unilever N.V. New York Shares                        560,280
         1,613,000  Want Want China
                    Holdings Ltd. ORD                                    717,979
                                                                 ---------------
                                                                      19,289,098
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
GAS UTILITIES - 0.1%
             5,966  Nicor Inc.                                           273,780
             7,144  Southwest Gas Corp.                                  216,820
             9,968  WGL Holdings Inc.                                    320,970
                                                                 ---------------
                                                                         811,570
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.2%
            29,998  Baxter International Inc.                          2,032,664
            12,312  Beckman Coulter, Inc.                                908,872
            43,447  Becton, Dickinson & Co.                            3,796,399
            18,600  C.R. Bard, Inc.                                    1,738,170
            26,600  Covidien Ltd.                                      1,438,262
            29,100  DENTSPLY International Inc.                        1,140,429
             9,065  Edwards Lifesciences Corp.(2)                        536,739
             9,200  Gen-Probe Inc.(2)                                    549,700
             1,441  Hospira Inc.(2)                                       58,159
             7,000  Idexx Laboratories, Inc.(2)                          394,100
             5,400  Intuitive Surgical Inc.(2)                         1,594,458
            88,837  Medtronic, Inc.                                    4,850,500
            19,733  Mindray Medical
                    International Ltd. ADR                               767,416
            15,200  St. Jude Medical, Inc.(2)                            696,616
            16,400  Terumo Corp. ORD                                     918,106
            28,900  Varian Medical Systems, Inc.(2)                    1,825,324
                                                                 ---------------
                                                                      23,245,914
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.6%
            30,760  CIGNA Corp.                                        1,288,230
            84,909  Express Scripts, Inc.(2)                           6,238,414
            32,140  Fresenius Medical Care AG & Co.
                    KGaA ORD                                           1,726,763
             6,081  LifePoint Hospitals Inc.(2)                          205,173
            67,400  Medco Health Solutions Inc.(2)                     3,157,690
            56,900  Omnicare, Inc.                                     1,835,025
             9,382  Owens & Minor Inc.                                   432,698
             6,400  Quest Diagnostics Inc.                               345,920
            40,760  Sonic Healthcare Ltd. ORD                            503,595
            16,100  VCA Antech Inc.(2)                                   494,914
            10,814  WellPoint Inc.(2)                                    570,871
                                                                 ---------------
                                                                      16,799,293
                                                                 ---------------
HEALTH CARE TECHNOLOGY(1)
             3,581  IMS Health Inc.                                       79,570
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.8%
           207,990  Compass Group plc ORD                              1,384,238
            27,200  Darden Restaurants, Inc.                             796,688
            16,576  International Speedway Corp. Cl A                    657,570
            41,608  McDonald's Corp.                                   2,581,776
             2,189  Orascom Development Holding
                    AG ORD(2)                                            196,674
            27,400  Panera Bread Co. Cl A(2)(3)                        1,472,476

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            33,267  Speedway Motorsports Inc.                            736,199
            13,300  Starbucks Corp.(2)                                   206,948
           108,180  TUI Travel plc ORD                                   414,365
                                                                 ---------------
                                                                       8,446,934
                                                                 ---------------
HOUSEHOLD DURABLES - 0.4%
            38,100  KB Home(3)                                           792,480
            11,300  Mohawk Industries Inc.(2)(3)                         780,265
            35,500  Newell Rubbermaid Inc.                               642,550
             2,640  NVR, Inc.(2)                                       1,578,007
               368  Snap-on Inc.                                          20,983
               854  Tupperware Brands Corp.                               30,505
             3,496  Whirlpool Corp.                                      284,435
                                                                 ---------------
                                                                       4,129,225
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.2%
            18,219  Clorox Co.                                         1,076,743
             7,827  Colgate-Palmolive Co.                                595,087
            43,846  Kimberly-Clark Corp.                               2,704,421
            85,446  Procter & Gamble Co. (The)                         5,961,567
            43,592  Reckitt Benckiser Group plc ORD                    2,203,691
             4,600  Uni-Charm Corp. ORD                                  342,709
                                                                 ---------------
                                                                      12,884,218
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.3%
           129,070  International Power plc ORD                          928,703
            20,712  NRG Energy Inc.(2)                                   779,600
            83,386  Reliant Energy, Inc.(2)                            1,420,063
            26,200  Tractebel Energia SA ORD                             319,409
                                                                 ---------------
                                                                       3,447,775
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.1%
             9,535  3M Co.                                               682,706
            38,549  Enka Insaat ve Sanayi AS ORD                         343,897
           337,527  General Electric Co.                               9,484,508
             7,590  Siemens AG ORD                                       825,616
             9,100  Tyco International Ltd.                              390,208
                                                                 ---------------
                                                                      11,726,935
                                                                 ---------------
INSURANCE - 2.2%
            26,587  ACE Ltd.                                           1,398,742
            43,460  Admiral Group plc ORD                                769,489
            36,687  Allstate Corp.                                     1,655,684
            18,958  American Financial Group, Inc.                       540,872
            75,852  American International Group, Inc.                 1,630,059
            17,412  Arch Capital Group Ltd.(2)                         1,214,661
             8,376  Aspen Insurance Holdings Ltd.                        226,990
            75,807  AXA SA ORD                                         2,432,282
                 5  Berkshire Hathaway Inc. Cl A(2)                      583,000

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           325,100  Cathay Financial Holding Co.,
                    Ltd. ORD                                             627,232
            40,120  Chubb Corp.                                        1,926,161
            18,664  Hartford Financial Services
                    Group Inc. (The)                                   1,177,325
             7,900  Loews Corp.                                          343,097
            29,487  Marsh & McLennan
                    Companies, Inc.                                      941,520
            17,159  MetLife, Inc.                                        930,018
            25,004  Prudential Financial, Inc.                         1,843,045
             5,165  Samsung Fire & Marine Insurance
                    Co., Ltd. ORD(2)                                     937,989
               470  Sony Financial Holdings Inc. ORD                   1,746,367
            10,800  Torchmark Corp.                                      645,192
            25,400  Travelers Companies, Inc. (The)                    1,121,664
                                                                 ---------------
                                                                      22,691,389
                                                                 ---------------
INTERNET & CATALOG RETAIL(1)
               418  Amazon.com, Inc.(2)                                   33,779
               250  Rakuten, Inc. ORD(2)                                 139,211
                                                                 ---------------
                                                                         172,990
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.5%
             6,720  Google Inc. Cl A(2)                                3,113,309
            27,800  Netease.com ADR(2)                                   725,858
            15,100  Sohu.com Inc.(2)                                   1,137,030
                                                                 ---------------
                                                                       4,976,197
                                                                 ---------------
IT SERVICES - 1.9%
            44,494  Accenture Ltd. Cl A                                1,840,272
             8,900  Fiserv, Inc.(2)                                      461,554
            32,300  Global Payments Inc.                               1,557,183
            26,470  Indra Sistemas SA ORD                                678,082
            46,188  International Business
                    Machines Corp.                                     5,622,465
            14,200  MasterCard Inc. Cl A                               3,444,210
             8,545  Metavante Technologies Inc.(2)                       202,004
           147,671  Rolta India Ltd. ORD                               1,094,104
            12,940  Tata Consultancy
                    Services Ltd. ORD                                    237,338
            10,259  Visa Inc. Cl A                                       778,658
           156,013  Western Union Co. (The)                            4,309,079
                                                                 ---------------
                                                                      20,224,949
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.1%
             8,070  Hasbro, Inc.                                         301,818
             5,503  Polaris Industries Inc.(3)                           248,130
             7,921  RC2 Corp.(2)                                         199,372
                                                                 ---------------
                                                                         749,320
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.9%
             5,502  Invitrogen Corp.(2)                                  233,615
             4,510  Lonza Group AG ORD                                   637,476
               434  Millipore Corp.(2)                                    32,554
            40,300  PAREXEL International Corp.(2)                     1,280,331

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            20,900  QIAGEN N.V.(2)                                       442,662
           104,888  Thermo Fisher Scientific Inc.(2)                   6,352,017
                                                                 ---------------
                                                                       8,978,655
                                                                 ---------------
MACHINERY - 2.2%
             4,997  AGCO Corp.(2)                                        307,965
            42,400  Bucyrus International, Inc.                        2,961,640
            34,284  Caterpillar Inc.                                   2,424,907
             9,040  Doosan Infracore Co., Ltd. ORD                       174,996
            13,670  Dover Corp.                                          675,025
            30,900  Eaton Corp.                                        2,261,262
            40,100  Flowserve Corp.                                    5,298,013
            19,522  GEA Group AG ORD                                     615,171
            17,700  Ingersoll-Rand Company Ltd. Cl A                     653,661
            47,000  Japan Steel Works Ltd. (The) ORD                     815,268
            14,800  Kurita Water Industries Ltd. ORD                     481,079
            30,800  Lupatech SA ORD(2)                                 1,150,415
             9,924  Parker-Hannifin Corp.                                635,831
           888,416  PT United Tractors Tbk ORD                         1,001,040
           121,000  SembCorp Marine Ltd. ORD                             321,638
            11,992  Taewoong Co. Ltd. ORD(2)                           1,043,765
             2,190  Vallourec ORD                                        610,612
            13,180  Valmont Industries, Inc.                           1,406,833
                                                                 ---------------
                                                                      22,839,121
                                                                 ---------------
MARINE - 0.1%
            54,000  Mitsui O.S.K. Lines, Ltd. ORD                        642,733
                                                                 ---------------
MEDIA - 1.5%
            24,400  CBS Corp. Cl B                                       394,792
            54,712  Comcast Corp. Cl A                                 1,158,800
            82,433  DIRECTV Group, Inc. (The)(2)                       2,325,436
            46,930  DISH Network Corp. Cl A(2)                         1,323,895
            27,000  Gannett Co., Inc.                                    480,330
            33,639  Naspers Ltd. ORD                                     844,609
             3,821  Omnicom Group Inc.                                   161,972
            48,442  Reed Elsevier plc ORD                                552,833
            42,500  Scripps Networks Interactive, Inc.                 1,765,450
            92,840  SES SA Fiduciary
                    Depositary Receipt                                 2,240,178
            75,900  Time Warner Inc.                                   1,242,483
            22,500  Viacom Inc. Cl B(2)                                  663,300
            37,580  Vivendi ORD                                        1,453,186
            24,288  Walt Disney Co. (The)                                785,717
                                                                 ---------------
                                                                      15,392,981
                                                                 ---------------
METALS & MINING - 2.0%
            28,786  Anglo American plc ORD                             1,532,317
            30,913  Antofagasta plc ORD                                  347,842
            21,884  Aquarius Platinum Ltd. ORD                           195,498
            57,794  BHP Billiton Ltd. ORD                              2,035,255
            18,244  CAP SA ORD                                           660,022
           105,691  Cia Vale do Rio Doce ADR                           2,806,096

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            26,300  Cleveland-Cliffs Inc.                              2,662,086
            56,788  Exxaro Resources Ltd. ORD                            846,856
           178,780  Feng Hsin Iron & Steel Co.,
                    Ltd. ORD                                             342,582
            22,811  Freeport-McMoRan Copper
                    & Gold, Inc.                                       2,037,479
            21,071  Jindal Steel & Power Ltd. ORD                        905,989
            23,042  Kumba Iron Ore Ltd. ORD                              753,392
            10,500  Newmont Mining Corp.                                 473,550
            26,200  Norsk Hydro ASA ORD                                  278,972
             8,500  Nucor Corp.                                          446,250
             1,259  POSCO ORD                                            541,034
            20,120  Rio Tinto Ltd. ORD(3)                              2,171,191
           213,800  Sesa GOA Ltd. ORD                                    766,221
           278,000  Tung Ho Steel
                    Enterprise Corp. ORD                                 366,192
             5,600  United States Steel Corp.                            745,192
                                                                 ---------------
                                                                      20,914,016
                                                                 ---------------
MULTI-UTILITIES - 0.4%
             3,653  Ameren Corp.                                         152,915
            30,022  CenterPoint Energy, Inc.                             476,749
             3,901  Consolidated Edison, Inc.                            159,551
             1,494  DTE Energy Co.                                        62,987
            27,762  Public Service Enterprise
                    Group Inc.                                         1,131,857
            11,137  Puget Energy, Inc.                                   310,722
            21,920  Suez SA ORD                                        1,203,874
            13,436  Wisconsin Energy Corp.                               628,402
            13,727  Xcel Energy Inc.                                     281,541
                                                                 ---------------
                                                                       4,408,598
                                                                 ---------------
MULTILINE RETAIL - 1.1%
            88,132  Big Lots, Inc.(2)                                  2,606,063
            76,500  Dollar Tree, Inc.(2)                               2,934,540
            97,200  Family Dollar Stores, Inc.                         2,422,224
            37,500  Kohl's Corp.(2)                                    1,843,875
            14,658  Macy's Inc.                                          305,180
           395,500  Parkson Retail Group Ltd. ORD(3)                     568,981
             6,405  Target Corp.                                         339,593
                                                                 ---------------
                                                                      11,020,456
                                                                 ---------------
OFFICE ELECTRONICS - 0.1%
            11,200  Canon, Inc. ORD                                      501,319
            38,600  Xerox Corp.                                          537,698
                                                                 ---------------
                                                                       1,039,017
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 7.1%
            42,400  Alpha Natural Resources, Inc.(2)                   4,201,840
            16,381  Apache Corp.                                       1,873,659
            41,600  Banpu PCL NVDR                                       468,953
           106,430  BG Group plc ORD                                   2,361,065
            29,796  BP plc ADR                                         1,717,143
            72,680  Chevron Corp.                                      6,273,737
           471,000  CNOOC Ltd. ORD                                       733,111

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            69,107  ConocoPhillips                                     5,702,019
            14,500  Continental Resources, Inc.(2)                       727,465
            31,579  Devon Energy Corp.                                 3,222,637
            20,440  EnCana Corp.                                       1,530,956
            83,830  ENI SpA ORD                                        2,729,167
             8,700  EOG Resources Inc.                                   908,454
             7,023  Equitable Resources Inc.                             350,518
           182,719  Exxon Mobil Corp.                                 14,619,346
            12,300  Foundation Coal Holdings, Inc.                       727,545
             5,870  Frontline Ltd.(3)                                    354,607
             3,606  Hess Corp.                                           377,584
             6,656  Massey Energy Co.                                    439,030
            10,023  McMoRan Exploration Co.(2)(3)                        274,129
             2,125  Noble Energy Inc.                                    152,426
            54,487  OAO Gazprom ADR                                    2,118,576
            21,652  OAO LUKOIL ORD                                     1,610,140
            36,429  Occidental Petroleum Corp.                         2,891,005
               159  OGX Petroleo e Gas Participacoes
                    SA ORD(2)                                             55,006
             9,052  Oil & Gas Development Co.
                    Ltd. GDR                                             113,150
            88,926  Petrohawk Energy Corp.(2)                          3,077,729
            68,876  Petroleo Brasileiro SA ADR                         3,632,520
         1,064,000  PT Bumi Resources Tbk ORD                            631,981
            11,617  Reliance Industries Ltd. ORD                         561,703
            35,324  Royal Dutch Shell plc ADR                          2,455,724
            27,283  Sasol Ltd. ORD                                     1,502,622
            20,800  Southwestern Energy Co.(2)                           798,096
            15,056  Spectra Energy Corp.                                 398,382
            16,239  Stone Energy Corp.(2)                                774,113
             6,115  Sunoco, Inc.                                         271,384
            45,378  Total SA ORD                                       3,261,892
            13,083  W&T Offshore Inc.                                    459,998
             7,700  Whiting Petroleum Corp.(2)                           741,048
             6,706  Williams Companies, Inc. (The)                       207,148
                                                                 ---------------
                                                                      75,307,608
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.2%
             9,100  International Paper Co.                              246,155
            24,398  Weyerhaeuser Co.                                   1,353,845
                                                                 ---------------
                                                                       1,600,000
                                                                 ---------------
PERSONAL PRODUCTS - 0.1%
            17,200  Estee Lauder Companies, Inc.
                    (The) Cl A                                           856,044
             3,310  Oriflame Cosmetics SA SDR                            191,394
            20,000  Shiseido Co., Ltd. ORD                               468,523
                                                                 ---------------
                                                                       1,515,961
                                                                 ---------------
PHARMACEUTICALS - 3.6%
            20,398  Abbott Laboratories                                1,171,457
            22,966  Allergan, Inc.                                     1,283,110
           100,200  Aspen Pharmacare
                    Holdings Ltd. ORD                                    608,305
            15,430  Bayer AG ORD                                       1,222,346
            29,323  Bristol-Myers Squibb Co.                             625,753
            66,598  Eli Lilly & Co.                                    3,106,797

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            82,040  GlaxoSmithKline plc ORD                            1,929,859
           118,092  Johnson & Johnson                                  8,317,219
            49,990  Merck & Co., Inc.                                  1,783,143
            40,980  Novartis AG ORD                                    2,286,622
            59,963  Novo Nordisk AS B Shares ORD(3)                    3,333,247
            27,824  OJSC Pharmstandard GDR(2)                            673,490
            45,600  Perrigo Co.(3)                                     1,595,544
           273,492  Pfizer Inc.                                        5,226,431
             9,469  Roche Holding AG ORD                               1,595,919
            26,409  Schering-Plough Corp.                                512,335
             7,090  Teva Pharmaceutical
                    Industries Ltd. ADR                                  335,641
               957  Watson Pharmaceuticals, Inc.(2)                       29,007
            35,900  Wyeth                                              1,553,752
             4,923  Yuhan Corp. ORD(2)                                 1,009,638
                                                                 ---------------
                                                                      38,199,615
                                                                 ---------------
REAL ESTATE INVESTMENT
TRUSTS (REITs) - 0.2%
             6,600  Developers Diversified
                    Realty Corp.                                         221,166
            20,600  Digital Realty Trust Inc.                            944,921
             5,985  Host Hotels & Resorts Inc.                            85,586
           202,500  Link Real Estate Investment
                    Trust (The) ORD                                      477,849
             1,486  Public Storage                                       131,244
                                                                 ---------------
                                                                       1,860,766
                                                                 ---------------
ROAD & RAIL - 1.5%
            18,100  ALL - America Latina Logistica
                    SA ORD                                               206,031
             4,221  Burlington Northern
                    Santa Fe Corp.                                       453,335
            13,000  Canadian National
                    Railway Co. ORD                                      681,981
               140  Central Japan Railway Co. ORD                      1,459,945
         1,774,700  China South Locomotive & Rolling
                    Stock Corp. H Shares ORD
                    (Acquired 8/15/08-8/29/08,
                    Cost $654,542)(2)(4)                                 711,498
            30,138  CSX Corp.                                          1,949,326
            65,125  Globaltrans Investment plc GDR
                    (Acquired 4/30/08-8/14/08,
                    Cost $931,801)(2)(4)                                 906,702
            12,627  Heartland Express, Inc.                              208,598
            20,600  J.B. Hunt Transport Services, Inc.                   750,870
            29,000  Kansas City Southern
                    Industries, Inc.(2)                                1,491,470
            20,862  Norfolk Southern Corp.                             1,533,983
            10,800  Old Dominion Freight Line, Inc.(2)                   359,316
               537  Ryder System, Inc.                                    34,647
            94,860  Stagecoach Group plc ORD                             550,894
            49,125  Union Pacific Corp.                                4,121,589
            16,400  Werner Enterprises Inc.                              374,084
            11,500  YRC Worldwide Inc.(2)(3)                             208,150
                                                                 ---------------
                                                                      16,002,419
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 3.0%
           185,100  Altera Corp.                                       4,190,664
            94,336  Amkor Technology Inc.(2)                             708,463
            17,600  Applied Materials, Inc.                              315,392
            31,500  ASML Holding N.V. ORD                                742,521
            57,500  Broadcom Corp. Cl A(2)                             1,383,450
           180,837  Intel Corp.                                        4,135,742
             7,247  KLA-Tencor Corp.                                     268,574

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            36,000  Lam Research Corp.(2)                              1,323,360
            21,500  LDK Solar Co., Ltd. ADR(2)(3)                      1,102,090
            85,500  Linear Technology Corp.                            2,790,720
           148,543  LSI Corp.(2)                                         987,811
            74,200  Marvell Technology Group Ltd.(2)                   1,046,962
            87,500  MediaTek Inc. ORD                                  1,004,074
            16,500  MEMC Electronic Materials Inc.(2)                    809,985
            55,800  Microsemi Corp.(2)                                 1,534,500
            71,928  National Semiconductor Corp.                       1,541,417
           183,200  PMC-Sierra, Inc.(2)                                1,648,800
             1,682  Samsung Electronics ORD                              790,082
            32,760  Taiwan Semiconductor
                    Manufacturing Co. Ltd. ADR                           318,100
           768,085  Taiwan Semiconductor
                    Manufacturing Co. Ltd. ORD                         1,420,337
            78,427  Texas Instruments Inc.                             1,922,246
            53,000  Xilinx, Inc.                                       1,376,940
                                                                 ---------------
                                                                      31,362,230
                                                                 ---------------
SOFTWARE - 2.4%
           131,542  Activision Blizzard, Inc.(2)                       4,317,209
            63,610  Adobe Systems Inc.(2)                              2,724,416
             6,422  Autodesk, Inc.(2)                                    228,174
            21,936  Autonomy Corp. plc ORD(2)                            458,262
             4,523  CA, Inc.                                             108,145
            31,600  Konami Corp. ORD                                     965,965
            28,000  McAfee Inc.(2)                                     1,107,680
           164,748  Microsoft Corp.                                    4,495,974
             4,100  Nintendo Co., Ltd. ORD                             1,938,464
           183,900  Oracle Corp.(2)                                    4,032,927
            29,400  salesforce.com, inc.(2)                            1,646,988
             9,490  SAP AG ORD                                           531,422
            86,414  Symantec Corp.(2)                                  1,927,896
             8,765  Ubisoft Entertainment SA ORD(2)                      820,670
                                                                 ---------------
                                                                      25,304,192
                                                                 ---------------
SPECIALTY RETAIL - 2.0%
            29,300  Advance Auto Parts, Inc.                           1,261,072
            43,900  AnnTaylor Stores Corp.(2)                          1,065,892
            13,661  AutoZone, Inc.(2)                                  1,874,699
            20,876  Best Buy Co., Inc.                                   934,619
            45,500  Children's Place Retail
                    Stores, Inc. (The)(2)                              1,908,725
            44,265  Delek Automotive
                    Systems Ltd. ORD                                     569,563
            23,759  Dufry South America Ltd. BDR                         362,244
             8,600  FAST RETAILING CO., LTD. ORD(3)                      866,619
            25,500  GameStop Corp. Cl A(2)                             1,118,685
            90,174  Gap, Inc. (The)                                    1,753,884
             6,630  H&M Hennes & Mauritz AB
                    Cl B ORD                                             328,292
            24,800  Home Depot, Inc. (The)                               672,576
            62,589  Lowe's Companies, Inc.                             1,542,193
            37,647  RadioShack Corp.                                     715,669
            65,176  Ross Stores, Inc.(3)                               2,620,727
            25,000  Staples, Inc.                                        605,000
            42,700  TJX Companies, Inc. (The)                          1,547,448
            38,000  Urban Outfitters Inc.(2)                           1,353,560
                                                                 ---------------
                                                                      21,101,467
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
            18,080  adidas AG ORD                                      1,061,521
            13,110  Compagnie Financiere Richemont
                    SA A Shares ORD                                      764,145
            39,100  Jones Apparel Group, Inc.                            776,526
            21,000  Phillips-Van Heusen Corp.                            799,260
             8,000  VF Corp.                                             634,000
            14,600  Warnaco Group Inc. (The)(2)                          752,922
                                                                 ---------------
                                                                       4,788,374
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.2%
            17,600  Fannie Mae(3)                                        120,384
            13,063  Housing Development Finance
                    Corp. Ltd. ORD                                       691,158
            81,600  Hudson City Bancorp, Inc.                          1,504,704
            15,600  MGIC Investment Corp.                                131,196
            20,300  Washington Mutual, Inc.(3)                            82,215
                                                                 ---------------
                                                                       2,529,657
                                                                 ---------------
TOBACCO - 0.3%
            52,832  Altria Group Inc.                                  1,111,057
            25,270  British American Tobacco plc ORD                     855,195
             6,600  Lorillard, Inc.                                      476,784
            19,284  Philip Morris International Inc.                   1,035,551
                                                                 ---------------
                                                                       3,478,587
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
            57,000  Marubeni Corp. ORD                                   354,307
            36,200  Mitsubishi Corp. ORD                               1,002,815
                                                                 ---------------
                                                                       1,357,122
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE(1)
            30,320  Cintra Concesiones de
                    Infraestructuras de Transporte
                    SA ORD                                               351,150
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.7%
            21,607  America Movil, SAB de CV ADR                       1,110,168
            83,640  American Tower Corp. Cl A(2)                       3,456,841
            34,130  Bharti Airtel Ltd. ORD(2)                            647,191
            30,956  China Mobile Ltd. ADR                              1,755,824
             8,320  Millicom International Cellular SA                   660,358
            74,500  NII Holdings, Inc.(2)                              3,912,740
           123,122  SBA Communications Corp.
                    Cl A(2)                                            4,300,652
            58,997  Sprint Nextel Corp.                                  514,454
           101,602  Vivo Participacoes SA ADR                            531,378
           553,400  Vodafone Group plc ORD                             1,416,660
                                                                 ---------------
                                                                      18,306,266
                                                                 ---------------
TOTAL COMMON STOCKS                                                  795,170,081
(Cost $728,958,375)                                              ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
PREFERRED STOCKS - 0.1%
METALS & MINING - 0.1%
            35,400  Gerdau SA ORD                                        659,814
                                                                 ---------------
(Cost $743,143)

CORPORATE BONDS - 7.6%
AEROSPACE & DEFENSE - 0.2%
     $     450,000  DRS Technologies, Inc.,
                    7.625%, 1/31/18(5)                                   475,875
           214,000  Honeywell International Inc.,
                    5.30%, 3/15/17(5)                                    213,488
           170,000  Honeywell International Inc.,
                    5.30%, 3/1/18(5)                                     168,936
           325,000  L-3 Communications Corp.,
                    6.125%, 7/15/13(5)                                   317,688
           150,000  L-3 Communications Corp.,
                    6.375%, 10/15/15(5)                                  144,375
           257,000  Lockheed Martin Corp., Series
                    2006 B, 6.15%, 9/1/36                                254,458
           380,000  United Technologies Corp.,
                    4.375%, 5/1/10                                       388,776
           228,000  United Technologies Corp.,
                    6.05%, 6/1/36                                        228,507
           170,000  United Technologies Corp.,
                    6.125%, 7/15/38                                      171,376
                                                                 ---------------
                                                                       2,363,479
                                                                 ---------------
AUTOMOBILES(1)
           200,000  Daimler Finance N.A. LLC,
                    5.875%, 3/15/11(5)                                   201,527
           250,000  Daimler Finance N.A. LLC,
                    6.50%, 11/15/13(5)                                   248,639
                                                                 ---------------
                                                                         450,166
                                                                 ---------------
BEVERAGES - 0.1%
           310,000  Coca-Cola Co. (The),
                    5.35%, 11/15/17                                      315,267
           350,000  Diageo Capital plc,
                    5.75%, 10/23/17                                      347,497
           470,000  SABMiller plc, 6.20%, 7/1/11
                    (Acquired 6/27/06,
                    Cost $469,666)(4)                                    486,409
                                                                 ---------------
                                                                       1,149,173
                                                                 ---------------
BUILDING PRODUCTS(1)
           150,000  Nortek, Inc., 10.00%,
                    11/30/13 (Acquired 5/13/08,
                    Cost $148,436)(4)                                    141,000
                                                                 ---------------
CAPITAL MARKETS - 0.2%
           410,000  Credit Suisse (New York),
                    5.00%, 5/15/13                                       399,762
           480,000  Deutsche Bank AG (London),
                    4.875%, 5/20/13                                      471,326
           439,000  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10                                        427,844
           250,000  Merrill Lynch & Co., Inc.,
                    6.875%, 4/25/18                                      230,645
           160,000  Morgan Stanley, 6.00%, 4/28/15                       147,570
           240,000  Morgan Stanley, 6.625%, 4/1/18                       223,373
                                                                 ---------------
                                                                       1,900,520
                                                                 ---------------
CHEMICALS - 0.1%
           260,000  Air Products & Chemicals, Inc.,
                    4.15%, 2/1/13                                        254,913

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           375,000  Ineos Group Holdings plc, 8.50%,
                    2/15/16 (Acquired 5/14/07,
                    Cost $378,750)(4)                                    241,875
           180,000  Rohm & Haas Co.,
                    5.60%, 3/15/13                                       181,822
                                                                 ---------------
                                                                         678,610
                                                                 ---------------
COMMERCIAL BANKS - 0.2%
           230,000  Fifth Third Bancorp,
                    6.25%, 5/1/13                                        201,957
           210,000  KeyCorp, 6.50%, 5/14/13                              174,061
           330,000  PNC Bank N.A., 4.875%, 9/21/17                       291,143
           230,000  PNC Bank N.A., 6.00%, 12/7/17                        220,099
           237,000  PNC Funding Corp.,
                    5.125%, 12/14/10                                     237,806
           100,000  SunTrust Banks, 7.25%, 3/15/18                        97,726
           269,000  Wachovia Bank N.A.,
                    4.80%, 11/1/14                                       230,459
           421,000  Wachovia Bank N.A.,
                    4.875%, 2/1/15                                       360,454
           372,000  Wells Fargo & Co.,
                    4.625%, 8/9/10                                       376,802
           270,000  Wells Fargo & Co.,
                    4.375%, 1/31/13                                      258,877
           100,000  Wells Fargo Bank N.A.,
                    6.45%, 2/1/11                                        104,738
                                                                 ---------------
                                                                       2,554,122
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.2%
           450,000  Allied Waste North America, Inc.,
                    6.375%, 4/15/11                                      453,375
           100,000  Allied Waste North America, Inc.,
                    7.875%, 4/15/13                                      102,750
           650,000  Cenveo Corp., 7.875%, 11/30/13                       538,688
           550,000  Corrections Corp. of America,
                    6.25%, 3/15/13                                       541,750
           170,000  Pitney Bowes, Inc.,
                    5.75%, 9/15/17                                       168,523
                                                                 ---------------
                                                                       1,805,086
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.1%
           575,000  Nordic Telephone Co. Holdings
                    ApS, 8.875%, 4/30/16 (Acquired
                    5/5/06, Cost $600,156)(4)                            556,313
                                                                 ---------------
COMPUTERS & PERIPHERALS(1)
           430,000  Hewlett-Packard Co.,
                    4.50%, 3/1/13                                        428,702
                                                                 ---------------
CONSUMER FINANCE - 0.1%
           185,000  American Express Centurion Bank,
                    4.375%, 7/30/09                                      184,993
           400,000  American Express Centurion Bank,
                    5.55%, 10/17/12                                      382,191
           250,000  Ford Motor Co., 7.45%, 7/16/31                       130,000
           475,000  General Motors Corp.,
                    8.375%, 7/15/33(3)                                   237,500
                                                                 ---------------
                                                                         934,684
                                                                 ---------------
CONTAINERS & PACKAGING - 0.1%
           550,000  Ball Corp., 6.875%, 12/14/12                         555,500
           250,000  Graham Packaging Co. Inc.,
                    8.50%, 10/14/12                                      236,875
           350,000  Graham Packaging Co. Inc.,
                    9.875%, 10/15/14                                     308,875
           300,000  Smurfit-Stone Container
                    Enterprises, Inc., 8.00%, 3/15/17                    241,500
                                                                 ---------------
                                                                       1,342,750
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
DIVERSIFIED - 0.4%
         4,000,000  Dow Jones CDX N.A. High Yield
                    Secured Note, Series 10-T,
                    8.875%, 6/29/13 (Acquired
                    4/18/08, Cost $3,890,000)(4)                       3,725,000
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.4%
           200,000  Bank of America Corp.,
                    4.375%, 12/1/10                                      200,684
           410,000  Bank of America Corp.,
                    4.90%, 5/1/13                                        397,213
           303,000  Bank of America N.A.,
                    5.30%, 3/15/17                                       275,413
           260,000  Bank of America N.A.,
                    6.00%, 10/15/36                                      225,219
           250,000  Citigroup Inc., 5.50%, 4/11/13                       241,335
           240,000  Citigroup Inc., 6.125%, 5/15/18                      224,788
           450,000  Ford Motor Credit Co. LLC,
                    7.375%, 10/28/09                                     418,351
           450,000  Ford Motor Credit Co. LLC,
                    7.25%, 10/25/11                                      344,943
           245,000  General Electric Capital Corp.,
                    6.125%, 2/21/11                                      257,021
           160,000  General Electric Capital Corp.,
                    4.80%, 5/1/13                                        158,372
           215,000  General Electric Capital Corp.,
                    5.625%, 9/15/17                                      210,507
           750,000  General Motors Acceptance Corp.,
                    6.875%, 9/15/11                                      465,684
           300,000  General Motors Acceptance Corp.,
                    6.75%, 12/1/14                                       163,066
           170,000  John Deere Capital Corp.,
                    4.50%, 4/3/13                                        169,087
           384,000  John Deere Capital Corp.,
                    5.50%, 4/13/17                                       380,289
           360,000  Pricoa Global Funding I, 5.40%,
                    10/18/12 (Acquired 10/11/07,
                    Cost $359,284)(4)                                    359,761
                                                                 ---------------
                                                                       4,491,733
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.5%
           372,000  AT&T Corp., 7.30%, 11/15/11                          397,554
           270,000  AT&T Inc., 6.80%, 5/15/36                            269,195
            80,000  AT&T Inc., 6.40%, 5/15/38                             76,686
            37,000  BellSouth Corp., 6.875%, 10/15/31                     37,564
           260,000  British Telecommunications plc,
                    5.95%, 1/15/18                                       247,109
           350,000  Citizens Communications Co.,
                    6.25%, 1/14/13                                       336,000
           158,000  Embarq Corp., 7.08%, 6/1/16                          146,808
           250,000  Level 3 Financing Inc.,
                    9.25%, 11/1/14                                       230,625
           500,000  MetroPCS Wireless, Inc.,
                    9.25%, 11/1/14                                       498,125
           550,000  Qwest Communications
                    International Inc., 7.50%, 2/14/14                   503,250
           565,000  Qwest Corp., 7.875%, 9/1/11                          563,587
            90,000  Qwest Corp., 7.50%, 10/1/14                           83,925
           400,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10                                       394,320
           200,000  Telefonica Emisiones SAU,
                    7.05%, 6/20/36                                       203,711
           219,000  Verizon Communications Inc.,
                    5.55%, 2/15/16                                       215,213
           180,000  Verizon Communications Inc.,
                    5.50%, 2/15/18                                       172,461
           160,000  Verizon Communications Inc.,
                    6.10%, 4/15/18                                       159,884
           150,000  Verizon Communications Inc.,
                    6.25%, 4/1/37                                        138,190
           270,000  Verizon Communications Inc.,
                    6.40%, 2/15/38                                       252,019
                                                                 ---------------
                                                                       4,926,226
                                                                 ---------------
ELECTRIC UTILITIES - 0.2%
           358,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15                                        358,796
           174,000  Carolina Power & Light Co.,
                    5.25%, 12/15/15                                      175,462
           289,000  Cleveland Electric Illuminating Co.
                    (The), 5.70%, 4/1/17                                 271,455
           275,000  Energy Future Holdings Corp.,
                    10.875%, 10/31/17 (Acquired
                    10/24/07, Cost $279,125)(4)                          282,906
           192,000  Florida Power Corp.,
                    4.50%, 6/1/10                                        194,762

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           170,000  Florida Power Corp.,
                    6.35%, 9/15/37                                       172,420
           249,000  Southern California Edison Co.,
                    5.625%, 2/1/36                                       237,046
           135,000  Toledo Edison Co. (The),
                    6.15%, 5/15/37                                       117,255
                                                                 ---------------
                                                                       1,810,102
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.1%
           425,000  Baldor Electric Co.,
                    8.625%, 2/14/17                                      432,438
           270,000  Rockwell Automation, Inc.,
                    6.25%, 12/1/37                                       271,962
                                                                 ---------------
                                                                         704,400
                                                                 ---------------
ELECTRONIC EQUIPMENT,
INSTRUMENTS & COMPONENTS(1)
           500,000  Flextronics International Ltd.,
                    6.50%, 5/15/13                                       475,000
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.3%
           240,000  CVS Caremark Corp.,
                    5.75%, 6/1/17                                        235,380
           450,000  Ingles Markets, Inc.,
                    8.875%, 12/1/11                                      459,000
           600,000  SUPERVALU INC.,
                    7.50%, 11/15/14                                      596,999
           360,000  SYSCO Corp., 4.20%, 2/12/13                          356,331
           324,000  Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10                                       330,264
           170,000  Wal-Mart Stores, Inc.,
                    4.25%, 4/15/13                                       170,801
           338,000  Wal-Mart Stores, Inc.,
                    5.875%, 4/5/27                                       330,658
           280,000  Wal-Mart Stores, Inc.,
                    6.50%, 8/15/37                                       287,589
           170,000  Wal-Mart Stores, Inc.,
                    6.20%, 4/15/38                                       168,732
                                                                 ---------------
                                                                       2,935,754
                                                                 ---------------
FOOD PRODUCTS - 0.2%
           500,000  Cadbury Schweppes U.S. Finance
                    LLC, 3.875%, 9/30/08
                    (Acquired 6/14/05-10/17/06,
                    Cost $487,521)(4)                                    499,948
           270,000  Cargill Inc., 5.20%, 1/22/13
                    (Acquired 1/16/08,
                    Cost $269,776)(4)                                    269,513
           450,000  General Mills, Inc.,
                    5.65%, 9/10/12                                       461,425
           270,000  Kellogg Co., 5.125%, 12/3/12                         274,404
           180,000  Kellogg Co., Series 2001 B,
                    6.60%, 4/1/11                                        190,435
           260,000  Kraft Foods Inc., 6.00%, 2/11/13                     266,121
           400,000  Smithfield Foods, Inc.,
                    7.75%, 7/1/17                                        360,000
                                                                 ---------------
                                                                       2,321,846
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
           325,000  Bausch & Lomb Inc., 9.875%,
                    11/1/15 (Acquired 10/16/07,
                    Cost $333,125)(4)                                    334,750
           350,000  Baxter Finco BV, 4.75%, 10/15/10                     357,129
           360,000  Baxter International Inc.,
                    5.90%, 9/1/16                                        373,092
           180,000  Baxter International Inc.,
                    6.25%, 12/1/37                                       183,270
           225,000  Biomet, Inc., 11.625%, 10/14/17                      237,656
           200,000  Biomet, Inc., 10.00%, 10/15/17                       217,000
                                                                 ---------------
                                                                       1,702,897
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 0.1%
           450,000  Community Health Systems Inc.,
                    8.875%, 7/15/15                                      456,750
           375,000  HCA Inc., 9.25%, 11/14/16                            386,719
           400,000  Laboratory Corp. of America
                    Holdings, 5.625%, 12/15/15                           373,030
           125,000  Omnicare Inc., 6.875%, 12/15/15                      118,125
           200,000  Sun Healthcare Group, Inc.,
                    9.125%, 4/15/15                                      201,000
                                                                 ---------------
                                                                       1,535,624
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.4%
           187,790  Eldorado Casino Shreveport,
                    10.00%, 8/1/12                                       181,687
           400,000  Majestic Star Casino LLC/Majestic
                    Star Casino Capital Corp.,
                    9.50%, 10/15/10(3)                                   244,000
            69,000  Mandalay Resort Group,
                    9.375%, 2/15/10                                       67,965
           430,000  McDonald's Corp.,
                    5.35%, 3/1/18                                        426,373
           190,000  McDonald's Corp.,
                    6.30%, 10/15/37                                      189,606
           500,000  MGM Mirage, 8.50%, 9/15/10                           486,250
           400,000  MGM Mirage, 6.75%, 9/1/12                            346,000
           280,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13                                       252,000
           350,000  Royal Caribbean Cruises Ltd.,
                    6.875%, 11/30/13                                     310,188
           482,000  Six Flags Operations Inc., 12.25%,
                    7/14/16 (Acquired 6/12/08,
                    Cost $436,175)(3)(4)                                 456,695
           250,000  Station Casinos Inc.,
                    6.875%, 3/1/16(3)                                    110,000
           375,000  Station Casinos Inc.,
                    7.75%, 8/14/16(3)                                    255,000
           500,000  Wynn Las Vegas LLC/Wynn
                    Las Vegas Capital Corp.,
                    6.625%, 12/1/14                                      458,125
           185,000  Yum! Brands, Inc.,
                    6.875%, 11/15/37                                     171,454
                                                                 ---------------
                                                                       3,955,343
                                                                 ---------------
HOUSEHOLD DURABLES - 0.1%
           500,000  KB Home, 6.375%, 8/15/11                             462,500
           200,000  Pulte Homes Inc., 7.875%, 8/1/11                     196,000
           425,000  Sealy Mattress Co.,
                    8.25%, 6/15/14                                       344,250
                                                                 ---------------
                                                                       1,002,750
                                                                 ---------------
HOUSEHOLD PRODUCTS(1)
           170,000  Kimberly-Clark Corp.,
                    6.125%, 8/1/17                                       177,576
           240,000  Procter & Gamble Co. (The),
                    5.55%, 3/5/37                                        231,845
                                                                 ---------------
                                                                         409,421
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.1%
           409,000  AES Corp. (The), 8.75%,
                    5/15/13 (Acquired 5/14/04,
                    Cost $417,180)(4)(5)                                 425,360
           425,000  AES Corp. (The),
                    8.00%, 10/15/17(5)                                   420,750
           400,000  Reliant Energy, Inc.,
                    7.625%, 6/15/14                                      389,000
                                                                 ---------------
                                                                       1,235,110
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.1%
           597,000  General Electric Co.,
                    5.00%, 2/1/13                                        604,327
           190,000  General Electric Co.,
                    5.25%, 12/6/17                                       183,954
                                                                 ---------------
                                                                         788,281
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
INSURANCE - 0.3%
           350,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $349,314)(4)                                    350,049
           425,000  Fairfax Financial Holdings Ltd.,
                    7.75%, 6/15/17                                       394,188
           305,000  Hartford Financial Services Group
                    Inc. (The), 5.375%, 3/15/17                          284,842
           170,000  Hartford Financial Services Group
                    Inc. (The), 6.30%, 3/15/18                           167,351
           160,000  Hartford Financial Services Group
                    Inc. (The), 6.00%, 1/14/19                           152,140
           330,000  Lincoln National Corp.,
                    6.30%, 10/9/37                                       295,269
           560,000  MetLife Global Funding I, 5.125%,
                    4/10/13 (Acquired 4/7/08-4/8/08,
                    Cost $560,504)(4)                                    555,473
           410,000  New York Life Global Funding,
                    4.65%, 5/9/13 (Acquired 5/2/08,
                    Cost $409,278)(4)                                    410,362
           270,000  Prudential Financial, Inc.,
                    6.00%, 12/1/17                                       259,424
           190,000  Prudential Financial, Inc.,
                    5.40%, 6/13/35                                       149,719
           170,000  Travelers Companies, Inc. (The),
                    6.25%, 6/15/37                                       158,336
                                                                 ---------------
                                                                       3,177,153
                                                                 ---------------
IT SERVICES - 0.1%
           400,000  SunGard Data Systems Inc.,
                    9.125%, 8/15/13                                      408,000
           325,000  SunGard Data Systems Inc.,
                    10.25%, 8/15/15                                      329,063
                                                                 ---------------
                                                                         737,063
                                                                 ---------------
MACHINERY(1)
           190,000  Caterpillar Financial Services
                    Corp., 4.85%, 12/7/12                                192,188
           200,000  Rental Service Corp.,
                    9.50%, 12/1/14(3)                                    161,000
           175,000  SPX Corp., 7.625%, 12/15/14
                    (Acquired 12/10/07,
                    Cost $175,000)(4)                                    180,031
                                                                 ---------------
                                                                         533,219
                                                                 ---------------
MEDIA - 0.7%
           400,000  Cablevision Systems Corp.,
                    8.00%, 4/14/12                                       398,000
           325,000  Cadmus Communications Corp.,
                    8.375%, 6/15/14                                      251,875
           723,000  CCH I, LLC/CCH I Capital Corp.,
                    11.00%, 10/1/15(3)                                   558,518
           625,000  Cinemark Inc., VRN,
                    0.00%, 3/15/09(6)                                    606,250
           353,000  Comcast Corp., 5.90%, 3/15/16                        345,473
           170,000  Comcast Corp., 5.70%, 5/15/18                        161,847
           170,000  Comcast Corp., 6.40%, 5/15/38                        156,444
           350,000  CSC Holdings, Inc.,
                    8.125%, 8/15/09                                      356,125
           250,000  CSC Holdings, Inc.,
                    6.75%, 4/15/12                                       245,000
           500,000  Dex Media Inc., 8.00%, 11/15/13                      297,500
           500,000  DIRECTV Holdings LLC/DIRECTV
                    Financing Co., Inc., 8.375%,
                    3/14/13                                              520,000
           500,000  EchoStar DBS Corp.,
                    6.375%, 10/1/11(5)                                   490,000
           250,000  Harland Clarke Holdings Corp.,
                    9.50%, 5/15/15                                       197,500
           150,000  Idearc Inc., 8.00%, 11/14/16                          68,625
           225,000  Mediacom LLC/Mediacom Capital
                    Corp., 9.50%, 1/15/13                                218,813
           100,000  News America Holdings,
                    7.75%, 1/20/24                                       107,847
           220,000  Pearson Dollar Finance Two plc,
                    6.25%, 5/6/18 (Acquired 4/29/08,
                    Cost $219,595)(4)                                    217,016
           317,000  R.H. Donnelley Inc., 11.75%,
                    5/15/15 (Acquired 6/25/08,
                    Cost $317,000)(4)                                    234,580
           490,000  Rogers Cable Inc.,
                    6.25%, 6/15/13                                       499,099

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           360,000  Time Warner Cable Inc.,
                    5.40%, 7/2/12                                        357,556
           410,000  Time Warner Cable Inc.,
                    6.75%, 7/1/18                                        414,669
           140,000  Time Warner Inc.,
                    5.50%, 11/15/11                                      138,589
            37,000  Time Warner Inc.,
                    7.625%, 4/15/31                                       37,122
           350,000  Valassis Communications Inc.,
                    8.25%, 3/1/15                                        293,125
                                                                 ---------------
                                                                       7,171,573
                                                                 ---------------
METALS & MINING - 0.2%
           270,000  ArcelorMittal, 6.125%,
                    6/1/18 (Acquired 5/19/08,
                    Cost $268,842)(4)                                    260,126
           325,000  Freeport-McMoRan Copper &
                    Gold, Inc., 8.25%, 4/1/15                            341,682
           500,000  Rio Tinto Finance USA Ltd.,
                    5.875%, 7/15/13                                      504,751
           375,000  Tube City IMS Corp.,
                    9.75%, 2/1/15                                        352,500
           142,000  Xstrata Finance Canada Ltd.,
                    5.80%, 11/15/16 (Acquired
                    11/8/06, Cost $141,649)(4)                           134,116
                                                                 ---------------
                                                                       1,593,175
                                                                 ---------------
MULTI-UTILITIES - 0.2%
           190,000  CenterPoint Energy Resources
                    Corp., 6.125%, 11/1/17                               183,357
           220,000  CenterPoint Energy Resources
                    Corp., 6.25%, 2/1/37                                 193,816
           186,000  Dominion Resources Inc.,
                    4.75%, 12/15/10                                      186,837
           170,000  Dominion Resources Inc.,
                    6.40%, 6/15/18                                       175,096
           370,000  NSTAR Electric Co.,
                    5.625%, 11/15/17                                     376,236
           330,000  Pacific Gas & Electric Co.,
                    4.20%, 3/1/11                                        329,404
           195,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                        187,824
           118,000  Pacific Gas & Electric Co.,
                    5.80%, 3/1/37                                        110,337
           160,000  Pacific Gas & Electric Co.,
                    6.35%, 2/15/38                                       160,141
                                                                 ---------------
                                                                       1,903,048
                                                                 ---------------
MULTILINE RETAIL - 0.1%
           180,000  Kohl's Corp., 6.875%, 12/15/37                       160,990
           127,000  Macys Retail Holdings, Inc.,
                    5.35%, 3/15/12                                       118,986
           440,000  Macys Retail Holdings, Inc.,
                    5.875%, 1/15/13                                      412,282
                                                                 ---------------
                                                                         692,258
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.5%
           170,000  Canadian Natural Resources Ltd.,
                    5.70%, 5/15/17                                       164,345
           180,000  Canadian Natural Resources Ltd.,
                    6.75%, 2/1/39                                        177,628
           125,000  Chesapeake Energy Corp.,
                    7.625%, 7/15/13                                      127,188
           450,000  Chesapeake Energy Corp.,
                    7.50%, 6/15/14                                       454,499
           350,000  Enbridge Energy Partners L.P.,
                    6.50%, 4/15/18                                       350,240
           317,000  Enterprise Products Operating
                    L.P., 4.95%, 6/1/10                                  316,734
           190,000  Enterprise Products Operating
                    L.P., 6.30%, 9/15/17                                 189,930
           550,000  Forest Oil Corp., 7.75%, 5/1/14                      549,999
           125,000  Massey Energy Co.,
                    6.875%, 12/15/13                                     122,813
           270,000  Nexen Inc., 6.40%, 5/15/37                           242,915
           200,000  OPTI Canada Inc.,
                    7.875%, 12/15/14                                     198,750
           300,000  Pacific Energy Partners
                    L.P./Pacific Energy Finance Corp.,
                    7.125%, 6/15/14                                      300,977
           100,000  PetroHawk Energy Corp., 7.875%,
                    6/1/15 (Acquired 5/9/08,
                    Cost $100,000)(4)                                     93,750

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           442,000  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11                                449,002
           225,000  Range Resources Corp.,
                    7.375%, 7/15/13                                      223,875
           400,000  Sabine Pass LNG, L.P.,
                    7.50%, 11/29/16                                      352,000
           300,000  Southwestern Energy Co., 7.50%,
                    1/31/18 (Acquired 1/11/08,
                    Cost $300,000)(4)                                    308,250
            90,000  TransCanada PipeLines Ltd.,
                    6.20%, 10/15/37                                       81,474
           300,000  Williams Companies, Inc. (The),
                    8.125%, 3/15/12                                      320,250
           247,000  XTO Energy Inc., 5.30%, 6/30/15                      237,792
           196,000  XTO Energy Inc., 6.10%, 4/1/36                       174,458
            80,000  XTO Energy Inc., 6.375%, 6/15/38                      72,343
                                                                 ---------------
                                                                       5,509,212
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.1%
           269,000  Boise Cascade LLC,
                    7.125%, 10/15/14                                     174,850
           475,000  Georgia-Pacific Corp.,
                    7.70%, 6/15/15                                       445,312
           175,000  Georgia-Pacific Corp., 7.125%,
                    1/14/17 (Acquired 12/13/06,
                    Cost $175,000)(4)                                    163,188
            51,000  Jefferson Smurfit Corp.,
                    8.25%, 10/1/12                                        44,625
           300,000  Verso Paper Holdings LLC/Verso
                    Paper Inc., 9.125%, 8/1/14                           283,500
                                                                 ---------------
                                                                       1,111,475
                                                                 ---------------
PHARMACEUTICALS - 0.2%
           320,000  Abbott Laboratories,
                    5.875%, 5/15/16                                      332,120
           160,000  Abbott Laboratories,
                    5.60%, 11/29/17                                      163,164
           455,000  AstraZeneca plc, 5.40%, 9/15/12                      470,324
           260,000  AstraZeneca plc, 5.90%, 9/15/17                      270,527
           170,000  Baxter International Inc.,
                    5.375%, 6/1/18                                       169,854
           410,000  GlaxoSmithKline Capital Inc.,
                    4.85%, 5/15/13                                       413,483
           250,000  GlaxoSmithKline Capital Inc.,
                    6.375%, 5/15/38                                      250,966
           199,000  Wyeth, 5.95%, 4/1/37                                 191,722
                                                                 ---------------
                                                                       2,262,160
                                                                 ---------------
REAL ESTATE INVESTMENT
TRUSTS (REITs) - 0.1%
           550,000  Host Hotels & Resorts L.P.,
                    7.00%, 8/14/12                                       517,000
           350,000  ProLogis, 5.625%, 11/15/16                           308,533
                                                                 ---------------
                                                                         825,533
                                                                 ---------------
ROAD & RAIL - 0.1%
           350,000  Hertz Corp. (The),
                    8.875%, 12/31/13                                     329,438
           375,000  Hertz Corp. (The),
                    10.50%, 1/1/16(3)                                    332,812
           270,000  Union Pacific Corp.,
                    5.75%, 11/15/17                                      263,673
                                                                 ---------------
                                                                         925,923
                                                                 ---------------
SOFTWARE - 0.1%
           183,000  Intuit Inc., 5.75%, 3/15/17                          173,828
           394,000  Oracle Corp., 5.00%, 1/15/11                         404,010
           675,000  Oracle Corp., 5.75%, 4/15/18                         678,164
                                                                 ---------------
                                                                       1,256,002
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAIL - 0.2%
           375,000  Asbury Automotive Group Inc.,
                    8.00%, 3/15/14                                       294,375
           300,000  Asbury Automotive Group Inc.,
                    7.625%, 3/15/17                                      216,000
           485,000  Couche-Tard U.S. L.P./Couche-Tard
                    Financing Corp., 7.50%, 12/14/13                     454,688
           750,000  GSC Holdings Corp.,
                    8.00%, 10/1/12                                       789,374
           180,000  Lowe's Companies, Inc.,
                    5.60%, 9/15/12                                       186,189
           300,000  Michaels Stores, Inc.,
                    10.00%, 11/1/14(3)                                   226,500
           275,000  Toys "R" Us, Inc.,
                    7.375%, 10/15/18                                     193,875
                                                                 ---------------
                                                                       2,361,001
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
           800,000  Perry Ellis International, Inc.,
                    8.875%, 9/15/13(5)                                   739,000
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
           850,000  Ashtead Capital Inc., 9.00%,
                    8/15/16 (Acquired
                    8/1/06-10/5/06,
                    Cost $876,000)(4)                                    769,250
           550,000  United Rentals North America,
                    Inc., 6.50%, 2/15/12                                 493,625
           176,000  United Rentals North America,
                    Inc., 7.75%, 11/15/13(3)                             139,040
                                                                 ---------------
                                                                       1,401,915
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.2%
           200,000  Alltel Corp., 7.00%, 6/30/12                         206,500
           250,000  Cricket Communications, Inc.,
                    9.375%, 11/1/14                                      249,063
           175,000  Intelsat Subsidiary Holding Co.
                    Ltd., 8.875%, 1/15/15 (Acquired
                    8/13/08, Cost $175,000)(4)                           173,906
           320,000  Rogers Communications Inc.,
                    6.80%, 8/15/18                                       325,087
           400,000  Rural Cellular Corp.,
                    9.875%, 2/1/10                                       411,999
           100,000  Syniverse Technologies Inc.,
                    7.75%, 8/15/13                                        94,500
           226,000  Vodafone Group plc,
                    5.625%, 2/27/17                                      218,695
                                                                 ---------------
                                                                       1,679,750
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 80,203,552
(Cost $84,909,872)                                               ---------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(7) - 6.8%
             1,300  FHLMC, 6.50%, 12/1/12                                  1,347
            25,882  FHLMC, 7.00%, 6/1/14                                  27,136
           785,955  FHLMC, 4.50%, 1/1/19(5)                              774,563
           621,750  FHLMC, 5.00%, 1/1/21(5)                              619,248
         1,476,805  FHLMC, 5.00%, 4/1/21(5)                            1,470,861
             5,351  FHLMC, 7.00%, 8/1/29                                   5,633
            35,571  FHLMC, 8.00%, 7/1/30                                  38,494
           331,440  FHLMC, 5.50%, 12/1/33(5)                             328,706
         4,675,759  FHLMC, 5.50%, 1/1/38                               4,618,196
           203,961  FHLMC, 6.50%, 7/1/47                                 207,276
        18,918,837  FNMA, 6.00%,
                    settlement date 9/13/08(8)                        19,105,074
         4,775,000  FNMA, 6.50%,
                    settlement date 9/13/08(8)                         4,911,536
             8,576  FNMA, 6.50%, 4/1/12                                    8,909
            51,404  FNMA, 6.00%, 4/1/14                                   52,924

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
            16,042  FNMA, 7.50%, 6/1/15                                   16,736
           179,544  FNMA, 5.50%, 12/1/16                                 183,059
           498,581  FNMA, 4.50%, 5/1/19(5)                               490,340
           549,264  FNMA, 4.50%, 5/1/19(5)                               540,185
           328,546  FNMA, 5.00%, 9/1/20(5)                               327,429
             1,857  FNMA, 7.00%, 6/1/26                                    1,967
            21,352  FNMA, 7.50%, 3/1/27                                   23,052
             8,332  FNMA, 7.00%, 1/1/29                                    8,791
            48,189  FNMA, 6.50%, 4/1/29                                   50,041
            40,002  FNMA, 6.50%, 8/1/29                                   41,539
            62,777  FNMA, 6.50%, 12/1/29                                  65,189
            19,174  FNMA, 7.00%, 3/1/30                                   20,222
            13,558  FNMA, 8.00%, 7/1/30                                   14,657
             9,330  FNMA, 7.50%, 9/1/30                                   10,047
            44,571  FNMA, 7.00%, 9/1/31                                   46,991
            30,834  FNMA, 6.50%, 1/1/32                                   31,990
           163,296  FNMA, 7.00%, 6/1/32                                  172,138
            44,707  FNMA, 6.50%, 8/1/32                                   46,383
           310,153  FNMA, 6.50%, 11/1/32                                 321,681
           317,129  FNMA, 5.50%, 6/1/33(5)                               315,008
         3,789,464  FNMA, 5.50%, 7/1/33(5)                             3,764,128
           192,264  FNMA, 5.50%, 8/1/33                                  190,979
         2,319,661  FNMA, 5.00%, 11/1/33(5)                            2,245,909
         2,591,056  FNMA, 5.50%, 1/1/34(5)                             2,575,139
         3,377,430  FNMA, 5.00%, 8/1/35(5)                             3,258,436
         1,995,523  FNMA, 4.50%, 9/1/35(5)                             1,859,622
         2,250,896  FNMA, 5.00%, 2/1/36(5)                             2,171,592
         8,409,436  FNMA, 5.50%, 4/1/36(5)                             8,333,498
         6,200,001  FNMA, 5.50%, 12/1/36                               6,135,297
         1,459,174  FNMA, 5.50%, 2/1/37                                1,443,946
         2,495,960  FNMA, 6.50%, 8/1/37(5)                             2,556,432
            99,260  FNMA, 6.50%, 6/1/47                                  100,997
           240,396  FNMA, 6.50%, 8/1/47(5)                               244,603
           336,891  FNMA, 6.50%, 8/1/47                                  342,787
           325,735  FNMA, 6.50%, 9/1/47                                  331,436
           396,727  FNMA, 6.50%, 9/1/47(5)                               403,669
            41,314  FNMA, 6.50%, 9/1/47                                   42,037
           281,462  FNMA, 6.50%, 9/1/47(5)                               286,388
           564,319  FNMA, 6.50%, 9/1/47(5)                               574,195
             3,091  GNMA, 7.50%, 10/15/25                                  3,328
            45,766  GNMA, 6.00%, 3/15/26                                  46,727
            12,392  GNMA, 7.00%, 12/15/27                                 13,210
            10,621  GNMA, 6.50%, 2/15/28                                  11,019
            20,787  GNMA, 6.50%, 3/15/28                                  21,566
             7,245  GNMA, 7.00%, 8/15/29                                   7,713
             3,905  GNMA, 7.50%, 5/15/30                                   4,198
            60,590  GNMA, 7.00%, 5/15/31                                  64,477
           243,249  GNMA, 5.50%, 11/15/32                                244,026
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            72,174,702
(Cost $71,736,036)                                               ---------------

U.S. TREASURY SECURITIES - 3.1%
         1,410,000  U.S. Treasury Bonds,
                    8.125%, 8/15/19(3)                                 1,908,899
         1,000,000  U.S. Treasury Bonds,
                    8.125%, 8/15/21(5)                                 1,382,657

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,425,000  U.S. Treasury Bonds,
                    7.125%, 2/15/23(5)                                 1,848,604
           685,000  U.S. Treasury Bonds,
                    4.75%, 2/15/37(3)                                    720,107
         5,154,420  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/27(5)                          5,334,830
         4,139,867  U.S. Treasury Inflation Indexed
                    Notes, 3.00%, 7/15/12(5)                           4,447,447
         4,850,669  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/10/14(5)                           5,033,331
         4,000,000  U.S. Treasury Notes,
                    10.625%, 8/15/15(3)                                5,775,315
         6,000,000  U.S. Treasury Notes,
                    4.75%, 8/15/17(3)                                  6,465,006
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        32,916,196
(Cost $32,379,373)                                               ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(7) - 3.1%
         1,086,066  Banc of America Alternative Loan
                    Trust, Series 2007-2, Class 2A4,
                    5.75%, 6/25/37(5)                                    989,800
         3,810,409  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.80%, 9/1/08                                         49,775
         1,200,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%, 11/10/38(5)                   1,175,729
           800,000  Banc of America Commercial
                    Mortgage Inc., Series 2006-6,
                    Class A3 SEQ, 5.37%, 12/10/16(5)                     741,927
           290,732  Banc of America Large Loan,
                    Series 2005 MIB1, Class A1, VRN,
                    2.62%, 9/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps (Acquired
                    11/18/05, Cost $290,732)(4)                          276,120
         7,190,076  Bear Stearns Commercial
                    Mortgage Securities Trust
                    STRIPS - COUPON, Series
                    2004 T16, Class X2, VRN,
                    0.89%, 9/1/08                                        164,538
         1,210,743  Bear Stearns Commercial
                    Mortgage Securities Trust,
                    Series 2006 BBA7, Class A1, VRN,
                    2.58%, 9/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.11% with no caps (Acquired
                    6/5/06, Cost $1,210,743)(4)(5)                     1,149,402
           728,331  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON, Series
                    1998 C2, Class X, VRN,
                    1.68%, 9/1/08                                         40,492
            39,779  Commercial Mortgage
                    Pass-Through Certificates, Series
                    2005 F10A, Class A1, VRN, 2.57%,
                    9/15/08, resets monthly off the
                    1-month LIBOR plus 0.10% with
                    no caps (Acquired 3/18/05,
                    Cost $39,779)(4)                                      38,624
         3,310,274  Countrywide Home Loans
                    Mortgage Pass-Through Trust,
                    Series 2007-16, Class A1,
                    6.50%, 10/25/37(5)                                 2,748,904
           600,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2001 CK3, Class A4 SEQ,
                    6.53%, 6/15/34                                       613,658
           800,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2002 CKN2, Class A3 SEQ,
                    6.13%, 4/15/37                                       810,798
         3,750,000  Credit Suisse Mortgage Capital
                    Certificates, Series 2007 TF2A,
                    Class A1, VRN, 2.65%, 9/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.18% with
                    no caps (Acquired 7/24/07,
                    Cost $3,750,000)(4)(5)                             3,512,671
           814,806  FHLMC, Series 2541, Class EA,
                    5.00%, 3/1/16                                        820,547
         1,017,890  FHLMC, Series 2567, Class OD,
                    5.00%, 8/15/15(5)                                  1,027,026
           399,938  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14                                       400,761
           900,000  FHLMC, Series 2926, Class
                    EW SEQ, 5.00%, 1/15/25                               850,933
           273,626  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14                                      274,246
           201,152  FNMA, Series 2003-52, Class
                    KF SEQ, VRN, 2.87%, 9/25/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.40% with a cap
                    of 7.50%                                             198,849

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           448,000  FNMA, Series 2003-92, Class PD,
                    4.50%, 3/25/17                                       444,556
         1,787,736  FNMA, Series 2005-63, Class
                    HA SEQ, 5.00%, 4/25/23(5)                          1,798,775
         2,002,553  FNMA, Series 2006-44, Class OA,
                    5.50%, 12/25/26                                    2,034,454
         1,230,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG3,
                    Class A2 SEQ, 4.31%, 8/10/42(5)                    1,219,712
           532,744  Greenwich Capital Commercial
                    Funding Corp., Series 2006 FL4A,
                    Class A1, VRN, 2.55%, 9/5/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.09% with
                    no caps (Acquired 12/14/06,
                    Cost $532,744)(4)                                    492,776
           333,234  GS Mortgage Securities Corp. II,
                    Series 2007 EOP, Class A1 VRN,
                    2.55%, 9/8/08, resets monthly off
                    the 1-month LIBOR plus 0.09%
                    with no caps                                         307,889
         2,300,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C3, Class
                    A3 SEQ, 3.85%, 5/15/27(5)                          2,206,229
           700,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C1, Class
                    A2 SEQ, 3.62%, 1/15/29(5)                            693,905
         2,484,309  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    VRN, 4.57%, 6/15/29(5)                             2,479,784
         1,217,083  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class
                    A2 SEQ, 4.82%, 4/15/30(5)                          1,211,482
         1,400,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class
                    A3 SEQ, 4.65%, 7/30/30(5)                          1,360,807
           147,358  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2006 LLFA, Class A1, VRN,
                    2.55%, 9/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps (Acquired
                    8/7/06, Cost $147,358)(4)                            138,827
            17,739  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1,
                    7.00%, 12/25/33                                       15,032
           899,957  Merrill Lynch Floating Trust,
                    Series 2006-1, Class A1, VRN,
                    2.54%, 9/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps (Acquired
                    10/31/06, Cost $899,957)(4)                          837,504
           676,196  Thornburg Mortgage Securities
                    Trust, Series 2006-5, Class A1,
                    VRN, 2.59%, 9/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps                              651,750
           675,000  Washington Mutual Mortgage
                    Pass-Through Certificates, Series
                    2005 AR4, Class A3, VRN,
                    4.59%, 9/1/08                                        655,696
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                  32,433,978
(Cost $33,657,047)                                               ---------------

MUNICIPAL SECURITIES - 0.8%
         2,800,000  Clark County School District GO,
                    Series 2004 D, (Building Bonds),
                    5.00%, 12/15/14, Prerefunded
                    at 100% of Par (MBIA)(5)(9)                        3,108,392
         2,800,000  Clark County School District GO,
                    Series 2005 C, (Building Bonds),
                    5.00%, 12/15/15, Prerefunded
                    at 100% of Par (FSA)(5)(9)                         3,124,856
         1,165,000  Georgia GO, Series 2008 B,
                    5.00%, 7/1/18(5)                                   1,299,581
           300,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33(5)                                     281,196
           310,000  Orange County Housing Finance
                    Auth. Rev., Series 2002 B,
                    (Millenia), VRDN, 2.61%, 9/3/08
                    (LOC: Keybank N.A.)(5)                               310,000
           400,000  Utah Housing Corp. Multifamily
                    Housing Rev., Series 2004 B,
                    (Tanglewood), VRDN, 2.60%,
                    9/3/08 (LOC: Citibank N.A.)(5)                       400,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                             8,524,025
(Cost $8,324,325)                                                ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
ADJUSTABLE-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED
SECURITIES(7) - 0.7%
         1,372,052  FHLMC, 6.81%, 8/1/36(5)                            1,400,694
         1,949,569  FHLMC, 5.99%, 11/1/36(5)                           1,983,463
         1,061,041  FNMA, 6.49%, 5/1/36(5)                             1,081,240
           739,724  FNMA, 6.43%, 9/1/36(5)                               757,775
           871,549  FNMA, 6.46%, 9/1/36(5)                               894,106
           947,904  FNMA, 5.95%, 6/1/37(5)                               967,252
                                                                 ---------------
TOTAL ADJUSTABLE-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED SECURITIES                                      7,084,530
(Cost $7,085,732)                                                ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 0.3%
         3,050,000  FHLMC, 4.125%, 9/27/13(3)                          3,068,437
                                                                 ---------------
(Cost $3,054,374)

ASSET-BACKED SECURITIES(7) - 0.2%
           194,729  Accredited Mortgage Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    2.51%, 9/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps                                   192,962
           800,000  CNH Equipment Trust, Series
                    2007 C, Class A3A SEQ,
                    5.21%, 12/15/11                                      809,885
           244,321  Long Beach Mortgage Loan Trust,
                    Series 2006-6, Class 2A1, VRN,
                    2.51%, 9/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps                                   243,325
             4,708  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE2, Class A1, VRN,
                    2.53%, 9/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps                                     4,686
           366,820  SLM Student Loan Trust, Series
                    2006-5, Class A2, VRN, 2.79%,
                    10/27/08, resets quarterly off the
                    3-month LIBOR minus 0.01%
                    with no caps                                         365,861
           623,210  SLM Student Loan Trust, Series
                    2006-10, Class A2, VRN, 2.80%,
                    10/27/08, resets quarterly off the
                    3-month LIBOR plus 0.01% with
                    no caps                                              622,034
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                          2,238,753
(Cost $2,233,733)                                                ---------------

COMMERCIAL PAPER - 0.2%
         1,100,000  Crown Point Capital Co., 2.85%,
                    11/5/08 (Acquired 8/8/08,
                    Cost $1,092,250)(4)(5)                             1,093,663
         1,100,000  Lexington Parker Capital, 2.77%,
                    9/2/08 (Acquired 6/4/08,
                    Cost $1,092,383)(4)(5)                             1,099,651
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                 2,193,314
(Cost $2,194,255)                                                ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS & AGENCIES(1)
            37,000  Hydro Quebec, 8.40%, 1/15/22                          49,053
           400,000  Province of Quebec,
                    5.00%, 7/17/09                                       406,680
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                   455,733
(Cost $446,027)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 3.9%
Repurchase Agreement, Bank of America
Securities ,LLC, (collateralized by various
U.S. Treasury obligations, 3.00%, 7/15/12,
valued at $42,175,589), in a joint trading
account at 1.95%, dated 8/29/08,
due 9/2/08 (Delivery value $41,428,554)(5)                            41,419,580
                                                                 ---------------
(Cost $41,419,580)

TEMPORARY CASH INVESTMENTS -
SEGREGATED FOR FUTURES CONTRACTS - 0.2%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 3.00%, 7/15/12,
valued at $2,220,218), in a joint trading
account at 1.95%, dated 8/29/08,
due 9/2/08 (Delivery value $2,180,892)                                 2,180,420
                                                                 ---------------
(Cost $2,180,420)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(10) - 2.5%
Repurchase Agreement, Barclays Capital Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.12%, dated 8/29/08,
due 9/2/08 (Delivery value $5,001,178)                                 5,000,000

Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.12%, dated 8/29/08,
due 9/2/08 (Delivery value $5,001,178)                                 5,000,000

Repurchase Agreement, Credit Suisse Securities
USA LLC, (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 2.12%,
dated 8/29/08, due 9/2/08
(Delivery value $5,001,178)                                            5,000,000

Repurchase Agreement, Deutsche Bank
Securities Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 2.12%,
dated 8/29/08, due 9/2/08
(Delivery value $5,001,178)                                            5,000,000

Repurchase Agreement, UBS Securities LLC,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.10%, dated 8/29/08,
due 9/2/08 (Delivery value $6,058,637)                                 6,057,224
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                         26,057,224
(Cost $26,057,224)                                               ---------------

TOTAL INVESTMENT SECURITIES - 104.9%                               1,106,780,339
                                                                 ---------------
(Cost $1,045,379,516)

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - (4.9)%                               (51,601,769)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,055,178,570
                                                                 ===============

FUTURES CONTRACTS
                                   Expiration      Underlying Face   Unrealized
Contracts Purchased                   Date         Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
 34  S&P 500 E-Mini Futures       September 2008     $ 2,180,420       $49,747
350  U.S. Treasury 2-Year Notes   December 2008       74,298,438        26,556
                                                   -----------------------------
                                                     $76,478,858       $76,303
                                                   =============================

                                   Expiration      Underlying Face   Unrealized
Contracts Sold                        Date         Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
127  U.S. Long Bond               December 2008      $14,898,687      $ 17,324
 79  U.S. Treasury 10-Year Notes  December 2008        9,124,500       (26,100)
                                                   -----------------------------
                                                     $24,023,187      $ (8,776)
                                                   =============================

SWAP AGREEMENTS
                                                                     Unrealized
Notional Amount   Description of Agreement        Expiration Date    Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$2,300,000        Pay quarterly a fixed rate      June 2012           $ 99,958
                  equal to 0.35% multiplied by
                  the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of one of the issues of Dow
                  Jones CDX N.A. Investment
                  Grade 8, par value of the
                  proportional notional amount.
   950,000        Pay quarterly a fixed rate      September 2012        54,782
                  equal to 0.63% multiplied by
                  the notional amount and
                  receive from Deutsche Bank AG
                  upon each default event of
                  Morgan Stanley, par value of
                  the proportional notional
                  amount of Morgan Stanley,
                  6.60%, 4/1/12.
   460,000        Pay quarterly a fixed rate      December 2012         47,032
                  equal to 0.73% multiplied by
                  the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of American International
                  Group, Inc., par value of
                  the proportional notional
                  amount of American
                  International Group, Inc.,
                  4.25%, 5/15/13.
   180,000        Pay quarterly a fixed rate      March 2013            (2,840)
                  equal to 0.70% multiplied
                  by the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of Rohm & Haas Co., par
                  value of the proportional
                  notional amount of Rohm &
                  Haas Co., 7.85%, 7/15/29.
   720,000        Pay quarterly a fixed rate      June 2013             (1,388)
                  equal to 0.60% multiplied by
                  the notional amount and
                  receive from Deutsche Bank
                  AG upon each default event
                  of Marsh & McLennan
                  Companies, Inc., par value
                  of the proportional notional
                  amount of Marsh & McLennan
                  Companies, Inc., 5.375%,
                  7/15/14.
   850,000        Pay quarterly a fixed rate      June 2013              1,464
                  equal to 1.28% multiplied by
                  the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of Staples, Inc., par value
                  of the proportional notional
                  amount of Staples, Inc.,
                  7.375%, 10/1/12.
 1,900,000        Pay quarterly a fixed rate      March 2017            39,518
                  equal to 0.12% multiplied by
                  the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of Pfizer Inc., par value of
                  the proportional notional
                  amount of Pfizer Inc., 4.65%,
                  3/1/18.
   950,000        Pay quarterly a fixed rate      September 2017        61,819
                  equal to 0.64% multiplied by
                  the notional amount and
                  receive from Deutsche Bank
                  AG upon each default event
                  of JPMorgan Chase & Co., par
                  value of the proportional
                  notional amount of JPMorgan
                  Chase & Co., 6.75%, 2/1/11.
                                                                    ------------
                                                                      $300,345
                                                                    ============

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
BDR = Brazilian Depositary Receipt
CDX = Credit Derivative Indexes
CVA = Certificaten Van Aandelen
EAFE = Europe, Australasia, and Far East
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.
GDR = Global Depositary Receipt
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MASTR = Mortgage Asset Securitization Transactions, Inc.
MBIA = MBIA Insurance Corporation
MSCI = Morgan Stanley Capital International
OJSC = Open Joint Stock Company
ORD = Foreign Ordinary Share
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SDR = Swedish Depositary Receipt
SEQ = Sequential Payer
SPDR = Standard and Poor's Depositary Receipt
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2008.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective August 31, 2008.
(1) Category is less than 0.05% of total net assets.
(2) Non-income producing.
(3) Security, or a portion thereof, was on loan as of August 31, 2008. The aggregate value of securities on loan at August 31, 2008, was $30,126,427.
(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2008 was $22,773,232, which represented 2.2% of total net assets.
(5) Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.
(6) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
    August 31, 2008.
(7) Final maturity indicated, unless otherwise noted.
(8) Forward commitment.
(9) Escrowed to maturity in U.S. government securities or state and local government securities.
(10) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. The total value of all collateral received at August 31, 2008 was $32,088,623.

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of August 31,
2008:

                                                                 UNREALIZED GAIN
                                                   VALUE OF      (LOSS) ON OTHER
                                                  INVESTMENT        FINANCIAL
               VALUATION INPUTS                   SECURITIES       INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                         $  599,003,098       $ 67,527
Level 2 - Other Significant Observable Inputs      507,777,241        300,345
Level 3 - Significant Unobservable Inputs                    -              -
                                               ---------------------------------
                                                $1,106,780,339       $367,872
                                               =================================
* Includes futures contracts and swap agreements.

3. FEDERAL TAX INFORMATION

As of August 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,060,974,043
                                                                 ===============
Gross tax appreciation of investments                            $  103,789,429
Gross tax depreciation of investments                               (57,983,133)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $   45,806,296
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
NEWTON FUND
AUGUST 31, 2008

[american century investments logo and text logo ®]

NEWTON - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2%
AEROSPACE & DEFENSE - 0.9%
               951  AeroVironment, Inc.(1)                            $   31,820
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.1%
             1,830  Pacer International Inc.                              38,576
                                                                 ---------------
AUTO COMPONENTS - 2.6%
             3,939  Exide Technologies(1)                                 48,608
            26,369  Quantum Fuel Systems
                    Technologies Worldwide Inc.(1)                        46,409
                                                                 ---------------
                                                                          95,017
                                                                 ---------------
BIOTECHNOLOGY - 5.6%
               420  Celgene Corp.(1)                                      29,106
            15,837  Curis Inc.(1)                                         27,556
             6,300  Cytokinetics, Inc.(1)                                 32,760
             3,668  Halozyme Therapeutics, Inc.(1)                        28,610
             2,992  Medarex, Inc.(1)                                      22,081
            13,586  XTL Biopharmaceuticals
                    Ltd. ADR(1)                                           61,545
                                                                 ---------------
                                                                         201,658
                                                                 ---------------
BUILDING PRODUCTS - 4.5%
             1,378  Gibraltar Industries Inc.                             29,641
               841  NCI Building Systems Inc.(1)                          32,193
             1,234  Owens Corning Inc.(1)                                 29,850
             5,593  PGT, Inc.(1)                                          28,524
             2,393  Trex Co. Inc.(1)                                      44,391
                                                                 ---------------
                                                                         164,599
                                                                 ---------------
CAPITAL MARKETS - 0.9%
             5,242  LaBranche & Co. Inc.(1)                               33,706
                                                                 ---------------
CHEMICALS - 5.7%
             1,170  CF Industries Holdings, Inc.                         178,308
             1,414  Westlake Chemical Corp.                               26,838
                                                                 ---------------
                                                                         205,146
                                                                 ---------------
COMMERCIAL BANKS - 1.7%
             2,110  Center Financial Corp.                                28,422
             2,469  Wilshire Bancorp, Inc.                                33,504
                                                                 ---------------
                                                                          61,926
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.6%
               577  AMREP Corp.(1)                                        31,158
            13,564  APAC Customer Services Inc.(1)                        30,383

NEWTON - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
             1,905  Knoll Inc.                                            31,376
                                                                 ---------------
                                                                          92,917
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 3.5%
             3,377  Arris Group Inc.(1)                                   31,946
             1,231  Avocent Corp.(1)                                      28,892
             2,924  Optium Corp.(1)                                       26,287
             7,747  Powerwave Technologies Inc.(1)                        39,122
                                                                 ---------------
                                                                         126,247
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.8%
             7,600  Adaptec, Inc.(1)                                      28,804
               677  Synaptics Inc.(1)                                     35,434
                                                                 ---------------
                                                                          64,238
                                                                 ---------------
CONTAINERS & PACKAGING - 1.1%
             1,073  Rock-Tenn Co. Cl A                                    39,358
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.9%
             1,148  Life Partners Holdings, Inc.                          33,246
                                                                 ---------------
ELECTRICAL EQUIPMENT - 4.8%
            20,629  Capstone Turbine Corp.(1)                             56,111
               238  First Solar Inc.(1)                                   65,843
            16,667  Hydrogenics Corp.(1)                                  21,334
             6,404  Magnetek Inc.(1)                                      29,458
                                                                 ---------------
                                                                         172,746
                                                                 ---------------
ELECTRONIC EQUIPMENT,
INSTRUMENTS & COMPONENTS - 2.8%
             4,924  Celestica Inc.(1)                                     41,361
             1,795  Jabil Circuit, Inc.                                   30,264
            13,119  Sanmina-SCI Corp.(1)                                  30,830
                                                                 ---------------
                                                                         102,455
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.2%
             1,416  Complete Production
                    Services, Inc.(1)                                     41,843
                                                                 ---------------
FOOD PRODUCTS - 1.0%
             2,625  Omega Protein Corp.(1)                                35,648
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 6.7%
            12,396  ATS Medical Inc.(1)                                   36,692
               586  Baxter International Inc.                             39,707
             4,462  Bovie Medical Corp.(1)                                32,573

NEWTON - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
             2,480  ev3 Inc.(1)                                           30,281
             2,210  Merit Medical Systems Inc.(1)                         42,786
             1,367  Synovis Life Technologies Inc.(1)                     30,019
             1,109  Thoratec Corp.(1)                                     29,544
                                                                 ---------------
                                                                         241,602
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.8%
            19,262  Hooper Holmes Inc.(1)                                 29,471
                                                                 ---------------
HEALTH CARE TECHNOLOGY - 2.1%
            11,154  iCAD, Inc.(1)                                         47,740
            21,244  Merge Healthcare Inc.                                 26,767
                                                                 ---------------
                                                                          74,507
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.8%
             7,216  Krispy Kreme Doughnuts, Inc.(1)                       30,524
               654  Panera Bread Co. Cl A(1)                              35,146
                                                                 ---------------
                                                                          65,670
                                                                 ---------------
HOUSEHOLD DURABLES - 0.8%
             3,038  Palm Harbor Homes, Inc.(1)                            27,342
                                                                 ---------------
IT SERVICES - 3.3%
             1,614  CSG Systems International Inc.(1)                     30,505
             1,337  Integral Systems, Inc.(1)                             60,151
             2,461  Ness Technologies, Inc.(1)                            30,664
                                                                 ---------------
                                                                         121,320
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.7%
             2,586  Arctic Cat Inc.                                       26,713
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.7%
             4,232  CombiMatrix Corp.(1)                                  60,772
                                                                 ---------------
MACHINERY - 2.5%
             2,697  Mueller Water Products Inc.
                    Series A                                              29,316
               625  Robbins & Myers Inc.                                  28,031
             1,191  Titan International Inc.                              31,848
                                                                 ---------------
                                                                          89,195
                                                                 ---------------
METALS & MINING - 0.8%
             2,921  Friedman Industries                                   27,457
                                                                 ---------------

NEWTON - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
MULTILINE RETAIL - 0.9%
             1,310  Family Dollar Stores, Inc.                            32,645
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 10.1%
             7,633  Enterra Energy Trust(1)                               26,334
             4,856  GeoMet, Inc.(1)                                       33,895
             7,121  International Coal Group Inc.(1)                      72,848
             2,199  James River Coal Co.(1)                               92,731
             1,254  Massey Energy Co.                                     82,713
            19,929  Syntroleum Corp.(1)                                   32,285
             1,475  Westmoreland Coal Co.(1)                              29,766
                                                                 ---------------
                                                                         370,572
                                                                 ---------------
PERSONAL PRODUCTS - 3.1%
             4,519  Medifast, Inc.(1)                                     37,463
             6,591  Parlux Fragrances Inc.(1)                             46,334
               792  USANA Health Sciences, Inc.(1)                        29,985
                                                                 ---------------
                                                                         113,782
                                                                 ---------------
PHARMACEUTICALS - 3.9%
               656  AstraZeneca plc ADR                                   31,947
            10,855  Emisphere Technologies Inc.(1)                        39,621
             1,722  Medicines Co.(1)                                      41,948
             7,371  Penwest Pharmaceuticals Co.(1)                        27,199
                                                                 ---------------
                                                                         140,715
                                                                 ---------------
REAL ESTATE INVESTMENT
TRUSTS (REITs) - 1.7%
               712  Equity Residential                                    30,046
             1,307  UDR, Inc.                                             32,388
                                                                 ---------------
                                                                          62,434
                                                                 ---------------
ROAD & RAIL - 4.5%
               875  Arkansas Best Corp.                                   30,293
               761  CSX Corp.                                             49,222
               616  Norfolk Southern Corp.                                45,294
             1,145  Old Dominion Freight Line, Inc.(1)                    38,094
                                                                 ---------------
                                                                         162,903
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.4%
             1,057  ASM International N.V.(1)                             26,277
               961  Supertex Inc.(1)                                      28,542
             2,144  Volterra Semiconductor Corp.(1)                       33,703
                                                                 ---------------
                                                                          88,522
                                                                 ---------------

NEWTON - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
SOFTWARE - 0.8%
             2,586  Symyx Technologies Inc.(1)                            28,575
                                                                 ---------------
SPECIALTY RETAIL - 6.1%
               704  Buckle Inc. (The)                                     36,608
               757  Children's Place Retail
                    Stores, Inc. (The)(1)                                 31,756
             3,308  Finish Line, Inc. (The) Cl A                          39,994
             2,427  Haverty Furniture Companies, Inc.                     26,794
             4,473  New York & Co. Inc.(1)                                52,781
             2,501  Talbots Inc.                                          34,189
                                                                 ---------------
                                                                         222,122
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.8%
             4,301  Delta Apparel Inc.(1)                                 29,892
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.0%
             2,090  Oritani Financial Corp.(1)                            35,237
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.2%                                    3,592,594
                                                                 ---------------
(Cost $3,011,355)

OTHER ASSETS AND LIABILITIES - 0.8%                                       30,472
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                             $3,623,066
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.

NEWTON - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of August 31, 2008:

                                                                    VALUE OF
                                                                   INVESTMENT
               VALUATION INPUTS                                    SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                            $3,592,594
Level 2 - Other Significant Observable Inputs                               -
Level 3 - Significant Unobservable Inputs                                   -
                                                                ----------------
                                                                   $3,592,594
                                                                ================

3. FEDERAL TAX INFORMATION

As of August 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $3,011,355
                                                                 ===============
Gross tax appreciation of investments                                $  653,985
Gross tax depreciation of investments                                   (72,746)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                   $  581,239
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President

Date:    October 28, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President
                (principal executive officer)

Date:    October 28, 2008

By:      /s/ Robert J. Leach
         ----------------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    October 28, 2008